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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Perspectives Portfolio

Voya Global Resources Portfolio

Voya High Yield Portfolio

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

Voya Limited Maturity Bond Portfolio

Voya Liquid Assets Portfolio

Voya Multi-Manager Large Cap Core Portfolio

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

Voya U.S. Stock Index Portfolio

VY® BlackRock Inflation Protected Bond Portfolio

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

VY® DFA World Equity Portfolio

VY® FMRSM Diversified Mid Cap Portfolio

VY® Franklin Income Portfolio

VY® Franklin Mutual Shares Portfolio

VY® Franklin Templeton Founding Strategy Portfolio

VY® Invesco Growth and Income Portfolio

VY® JPMorgan Emerging Markets Equity Portfolio

VY® JPMorgan Small Cap Core Equity Portfolio

VY® Morgan Stanley Global Franchise Portfolio

VY® T. Rowe Price Capital Appreciation Portfolio

VY® T. Rowe Price Equity Income Portfolio

VY® T. Rowe Price International Stock Portfolio

VY® Templeton Global Growth Portfolio

The schedules are not audited.

Voya Global Perspectives Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,856,136	Voya Emerging Markets Index Portfolio - Class I	$20,788,726	10.0
1,945,864	Voya Global Bond Fund - Class R6	20,859,657	10.0
2,408,736	Voya GNMA Income Fund - Class I	20,859,657	10.1
610,235	Voya Growth and Income Portfolio - Class I	20,778,496	10.0
2,023,751	Voya High Yield Portfolio - Class I	21,047,015	10.1
2,128,672	Voya International Index Portfolio - Class I	20,818,417	10.0
1,232,583	Voya MidCap Opportunities Portfolio - Class I	20,719,717	10.0
972,442	Voya Small Company Portfolio - Class I	20,625,505	9.9
1,951,279	Voya U.S. Bond Index Portfolio - Class I	20,839,657	10.0
1,809,441	VY® Clarion Global Real Estate Portfolio - Class I	20,772,378	10.0

	Total Mutual Funds (Cost $208,445,510)	208,109,225	100.1

	Liabilities in Excess of Other Assets	(237,794)	(0.1)
	Net Assets	$207,871,431	100.0

Cost for federal income tax purposes is $208,533,168.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,580,619
Gross Unrealized Depreciation	(4,004,562)

Net Unrealized Depreciation	$(423,943)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$208,109,225	$–	$–	$208,109,225
Total Investments, at fair value	$208,109,225	$–	$–	$208,109,225

Voya Global Perspectives Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,471,617	$21,261,297	$(4,242,982)	$1,298,794	$20,788,726	$303,363	$234,965	$-
Voya Global Bond Fund - Class R6	2,460,756	21,160,209	(2,479,240)	(282,068)	20,859,657	8,513	87,817	-
Voya GNMA Income Fund - Class I	2,459,087	21,085,348	(2,674,359)	(10,419)	20,859,657	423,598	11,235	-
Voya Growth and Income Portfolio - Class I	2,496,294	19,894,961	(2,924,577)	1,311,818	20,778,496	-	192,595	-
Voya High Yield Portfolio - Class I	2,464,907	21,321,231	(2,156,423)	(582,700)	21,047,015	745,023	17,696	-
Voya International Index Portfolio - Class I	2,471,215	21,149,351	(2,584,848)	(217,301)	20,818,417	168,240	134,990	-
Voya MidCap Opportunities Portfolio - Class I	2,475,124	20,880,896	(2,747,971)	111,668	20,719,717	79,228	95,024	-
Voya Small Company Portfolio - Class I	2,465,338	23,358,763	(2,171,353)	(3,027,243)	20,625,505	76,413	(54,200)	2,369,480
Voya U.S. Bond Index Portfolio - Class I	2,467,347	20,799,744	(2,603,884)	176,450	20,839,657	221,316	36,411	-
VY® Clarion Global Real Estate Portfolio - Class I	2,478,834	20,902,310	(3,105,140)	496,374	20,772,378	290,499	258,299	-
	$24,710,519	$211,814,110	$(27,690,777)	$(724,627)	$208,109,225	$2,316,193	$1,014,832	$2,369,480

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Resources Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Australia: 0.9%
2,076,579		Fortescue Metals Group Ltd.	$6,308,694	0.9

		Canada: 8.8%
597,000		Alamos Gold, Inc.	4,760,221	0.7
446,000		Barrick Gold Corp.	6,538,360	0.9
110,400		Calfrac Well Services Ltd.	1,713,248	0.2
323,700	@	Dominion Diamond Corp.	4,598,479	0.6
409,163		Eldorado Gold Corp.	2,757,759	0.4
363,494		GoldCorp, Inc.	8,371,267	1.2
1,396,500	@	Lundin Mining Corp.	6,895,527	1.0
345,000	@	MEG Energy Corp.	10,590,741	1.5
247,400		Suncor Energy, Inc.	8,943,510	1.3
315,096		Teck Cominco Ltd. - Class B	5,952,163	0.8
125,100		Trican Well Services Ltd.	1,463,288	0.2
			62,584,563	8.8

		France: 1.6%
178,100		Total S.A. ADR	11,478,545	1.6

		Netherlands: 1.6%
148,542		Royal Dutch Shell PLC - Class A ADR	11,308,502	1.6

		Russia: 0.2%
46,634	@	Eurasia Drilling Co. Ltd. GDR	1,324,406	0.2

		Switzerland: 0.2%
3,511		Burckhardt Compression Holding AG	1,616,143	0.2

		United Kingdom: 2.0%
364,600	@	Noble Corp. PLC	8,101,412	1.1
40,287	L	Randgold Resources Ltd. ADR	2,722,998	0.4
72,816		Rio Tinto PLC	3,567,953	0.5
			14,392,363	2.0

		United States: 82.0%
171,700		Albemarle Corp.	10,113,130	1.4
289,900		Anadarko Petroleum Corp.	29,407,456	4.1
80,100		Basic Energy Services, Inc.	1,737,369	0.2
53,400		C&J Energy Services, Inc.	1,631,370	0.2
74,200	@	Cameron International Corp.	4,925,396	0.7
54,100	L	CARBO Ceramics, Inc.	3,204,343	0.5
23,500		CF Industries Holdings, Inc.	6,561,670	0.9
334,479		Chevron Corp.	39,910,034	5.6
85,700		Cimarex Energy Co.	10,843,621	1.5
427,200		Cobalt International Energy, Inc.	5,809,920	0.8
231,700		ConocoPhillips	17,729,684	2.5
277,400		Consol Energy, Inc.	10,502,364	1.5
80,000	@	Crown Holdings, Inc.	3,561,600	0.5
246,400		Devon Energy Corp.	16,799,552	2.4
35,200		Dresser-Rand Group, Inc.	2,895,552	0.4
296,600		EOG Resources, Inc.	29,369,332	4.1
605,958		ExxonMobil Corp.	56,990,350	8.0
227,300		Forum Energy Technologies, Inc.	6,957,653	1.0
555,478		Freeport-McMoRan, Inc.	18,136,357	2.6
467,800	L	FX Energy, Inc.	1,422,112	0.2
509,428		Halliburton Co.	32,863,200	4.6
233,300		Hess Corp.	22,004,856	3.1
358,300	L	Laredo Petroleum, Inc.	8,029,503	1.1
19,900		Monsanto Co.	2,238,949	0.3
405,800		Occidental Petroleum Corp.	39,017,670	5.5
168,300		Packaging Corp. of America	10,740,906	1.5
231,900		Patterson-UTI Energy, Inc.	7,543,707	1.1
328,000		Phillips 66	26,669,680	3.8
159,700		Range Resources Corp.	10,829,257	1.5
42,500		Royal Gold, Inc.	2,759,950	0.4
550,725		Schlumberger Ltd.	56,003,225	7.9
178,600		Steel Dynamics, Inc.	4,038,146	0.6
258,900	@	Stillwater Mining Co	3,891,267	0.6
167,300		Superior Energy Services	5,499,151	0.8
435,938	@	Thompson Creek Metals Co., Inc.	959,064	0.1
112,200		Union Pacific Corp.	12,164,724	1.7
120,600	@	Unit Corp.	7,073,190	1.0
95,100		US Silica Holdings, Inc.	5,944,701	0.8
396,200		Valero Energy Corp.	18,332,174	2.6
105,500		Vulcan Materials Co.	6,354,265	0.9
184,300	@	Whiting Petroleum Corp.	14,292,465	2.0
45,100		Worthington Industries	1,678,622	0.2
224,400		WPX Energy, Inc.	5,399,064	0.8
			582,836,601	82.0

	Total Common Stock (Cost $624,436,367)		691,849,817	97.3

Voya Global Resources Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateralcc(1): 0.9%
1,538,654	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,538,654, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $1,570,693, due 11/17/14-11/15/42)	$1,538,654	0.2
1,538,654	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,538,654, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,569,427, due 10/23/14-03/01/48)	1,538,654	0.2
444,489	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $444,489, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $453,379, due 12/31/15-06/30/18)	444,489	0.1
1,538,654	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,538,654, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,569,427, due 10/02/14-10/01/44)	1,538,654	0.2
1,418,085	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $1,418,087, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,446,353, due 04/15/16-01/15/29)	1,418,085	0.2
		6,478,536	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
16,492,031	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $16,492,031)	16,492,031	2.3

	Total Short-Term Investments (Cost $22,970,567)	22,970,567	3.2

	Total Investments in Securities (Cost $647,406,934)	$714,820,384	100.5
	Liabilities in Excess of Other Assets	(3,890,667)	(0.5)
	Net Assets	$710,929,717	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $655,907,148.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$112,407,196
Gross Unrealized Depreciation	(53,493,960)

Net Unrealized Appreciation	$58,913,236

Voya Global Resources Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	25.1%
Oil & Gas Exploration & Production	16.7%
Energy Equipment & Services	9.0
Oil & Gas Equipment & Services	7.3
Oil & Gas Refining & Marketing	6.4
Materials	5.5
Energy	4.5
Oil & Gas Services	3.8
Metals & Mining	3.1
Gold	2.4
Oil & Gas Drilling	2.1
Diversified Metals & Mining	1.9
Mining	1.7
Road & Rail	1.7
Paper Packaging	1.5
Coal & Consumable Fuels	1.5
Building Materials	0.9
Oil & Gas	0.8
Retail	0.6
Precious Metals & Minerals	0.6
Machinery-Diversified	0.2
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,308,694	$–	$6,308,694
Canada	62,584,563	–	–	62,584,563
France	11,478,545	–	–	11,478,545
Netherlands	11,308,502	–	–	11,308,502
Russia	1,324,406	–	–	1,324,406
Switzerland	–	1,616,143	–	1,616,143
United Kingdom	10,824,410	3,567,953	–	14,392,363
United States	582,836,601	–	–	582,836,601
Total Common Stock	680,357,027	11,492,790	–	691,849,817
Short-Term Investments	16,492,031	6,478,536	–	22,970,567
Total Investments, at fair value	$696,849,058	$17,971,326	$–	$714,820,384

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.0%
		Basic Materials: 6.0%
750,000		Aleris International, Inc., 7.875%, 11/01/20	$750,000	0.1
3,000,000		ArcelorMittal, 6.000%, 03/01/21	3,165,000	0.4
2,530,000	#	Cascades, Inc., 5.500%, 07/15/22	2,463,587	0.3
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,587,900	0.2
1,500,000		Eagle Spinco, Inc., 4.625%, 02/15/21	1,447,500	0.2
2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	2,042,500	0.2
1,000,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	1,037,500	0.1
1,750,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,787,187	0.2
1,500,000		Hexion US Finance Corp., 6.625%, 04/15/20	1,515,000	0.2
1,000,000		Huntsman International LLC, 4.875%, 11/15/20	990,000	0.1
2,000,000		Huntsman International, LLC, 8.625%, 03/15/21	2,170,000	0.3
2,000,000	#	INEOS Finance PLC, 7.500%, 05/01/20	2,137,500	0.3
1,000,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	987,500	0.1
1,250,000	#	INEOS Group Holdings SA, 6.125%, 08/15/18	1,251,563	0.1
4,000,000		Momentive Performance Materials, Inc., 8.875%, 10/15/20	3,580,000	0.4
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,221,250	0.4
3,000,000	#,L	Perstorp Holding AB, 8.750%, 05/15/17	3,135,000	0.4
1,295,000	#	PQ Corp., 8.750%, 05/01/18	1,379,175	0.2
3,000,000	#	Prince Mineral Holding Corp., 12.000%, 12/15/19	3,375,000	0.4
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	515,000	0.1
1,000,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	1,045,000	0.1
1,575,000	#,L	Steel Dynamics, Inc., 5.125%, 10/01/21	1,598,625	0.2
1,575,000	#	Steel Dynamics, Inc., 5.500%, 10/01/24	1,586,813	0.2
2,710,000	L	Tronox Finance LLC, 6.375%, 08/15/20	2,737,100	0.3
2,610,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,812,275	0.3
945,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	963,900	0.1
945,000	#,L	WR Grace & Co-Conn, 5.625%, 10/01/24	974,531	0.1
			50,256,406	6.0

		Communications: 19.0%
2,000,000	#	Altice Financing SA, 6.500%, 01/15/22	2,055,000	0.2
3,000,000	#,L	Altice Finco SA, 8.125%, 01/15/24	3,225,000	0.4
3,360,000	#	Altice SA, 7.750%, 05/15/22	3,477,600	0.4
4,058,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	4,078,290	0.5
2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	2,409,375	0.3
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	983,750	0.1
2,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,965,000	0.2
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	998,750	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,046,250	0.1
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	519,375	0.1
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 04/30/20	529,375	0.1
3,000,000		CenturyLink, Inc., 5.625%, 04/01/20	3,105,750	0.4
3,000,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	2,883,750	0.3
1,250,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	1,292,187	0.1
3,000,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	3,180,000	0.4
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,017,500	0.1
2,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,311,875	0.3
3,500,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	3,648,750	0.4
1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	987,500	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,500,000		Crown Media Holdings, Inc., 10.500%, 07/15/19	$1,646,250	0.2
1,350,000	#	CSC Holdings, LLC, 5.250%, 06/01/24	1,299,375	0.1
2,000,000		CSC Holdings, LLC, 7.625%, 07/15/18	2,242,500	0.3
3,430,000		DISH DBS Corp., 5.000%, 03/15/23	3,299,231	0.4
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	1,022,500	0.1
3,430,000		DISH DBS Corp., 6.750%, 06/01/21	3,695,825	0.4
2,400,000		DISH DBS Corp., 7.875%, 09/01/19	2,718,000	0.3
1,285,000		Equinix, Inc., 5.375%, 04/01/23	1,278,575	0.1
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,085,000	0.1
3,400,000	#	Gannett Co., Inc., 5.500%, 09/15/24	3,357,500	0.4
3,000,000		Gray Television, Inc., 7.500%, 10/01/20	3,082,500	0.4
1,900,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	2,080,500	0.2
1,500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,438,125	0.2
1,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,057,500	0.1
1,500,000		Intelsat Luxembourg SA, 7.750%, 06/01/21	1,535,625	0.2
2,000,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	2,095,000	0.2
2,175,000	#	Lamar Media Corp., 5.375%, 01/15/24	2,191,312	0.3
500,000		Lamar Media Corp., 5.000%, 05/01/23	483,750	0.1
500,000		Lamar Media Corp., 5.875%, 02/01/22	517,500	0.1
3,000,000		LIN Television Corp., 6.375%, 01/15/21	3,037,500	0.4
3,725,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	3,818,125	0.4
3,000,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	3,093,750	0.4
3,000,000	#	Netflix, Inc., 5.750%, 03/01/24	3,105,000	0.4
3,000,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	3,090,000	0.4
2,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	2,188,125	0.3
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	915,750	0.1
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,253,020	0.1
2,015,000	#	Numericable Group SA, 6.250%, 05/15/24	2,012,481	0.2
4,705,000	#	Numericable Group SA, 6.000%, 05/15/22	4,746,169	0.6
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	547,500	0.1
1,970,000	#	SBA Communications Corp., 4.875%, 07/15/22	1,896,125	0.2
500,000		SBA Communications Corp., 5.625%, 10/01/19	510,000	0.1
500,000		SBA Communications Corp., 5.750%, 07/15/20	511,250	0.1
4,350,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	4,447,875	0.5
6,440,000	#,L	Sirius XM Radio, Inc., 5.750%, 08/01/21	6,504,400	0.8
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,363,450	0.2
5,500,000		Sprint Capital Corp., 6.900%, 05/01/19	5,809,375	0.7
2,000,000	#	Sprint Corp., 7.125%, 06/15/24	2,022,500	0.2
500,000	#	Sprint Corp., 7.250%, 09/15/21	521,875	0.1
1,250,000	#	Sprint Corp., 7.875%, 09/15/23	1,331,250	0.2
7,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	6,816,250	0.8
2,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	2,192,500	0.3
2,610,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	2,649,150	0.3
750,000		T-Mobile USA, Inc., 6.250%, 04/01/21	760,313	0.1
2,500,000		T-Mobile USA, Inc., 6.625%, 04/01/23	2,568,750	0.3
2,950,000		T-Mobile USA, Inc., 6.731%, 04/28/22	3,027,438	0.4
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	257,813	0.0
4,500,000	#	Univision Communications, Inc., 7.875%, 11/01/20	4,843,125	0.6
3,140,000	#	West Corp., 5.375%, 07/15/22	2,904,500	0.3
2,600,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	2,512,250	0.3
2,690,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	2,710,175	0.3
			159,809,429	19.0

		Consumer, Cyclical: 13.5%
2,840,000		Affinia Group, Inc., 7.750%, 05/01/21	2,932,300	0.4
750,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	768,750	0.1
4,000,000	L	AMC Entertainment, Inc., 5.875%, 02/15/22	4,050,000	0.5

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
3,000,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	$3,135,000	0.4
2,930,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	2,805,475	0.3
3,000,000	#	Building Materials Holding Corp., 9.000%, 09/15/18	3,270,000	0.4
4,580,000	#	Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	4,542,787	0.5
1,235,000	#,L	Caesars Entertainment Resort Properties LLC, 11.000%, 10/01/21	1,163,988	0.1
3,500,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	3,683,750	0.4
2,320,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	2,041,600	0.2
2,635,000	#	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,559,244	0.3
2,685,000	#	Century Communities, Inc., 6.875%, 05/15/22	2,718,562	0.3
3,000,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	3,285,000	0.4
2,000,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	2,132,500	0.3
119,666		Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	126,092	0.0
2,000,000		DineEquity, Inc., 9.500%, 10/30/18	2,107,500	0.3
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,827,000	0.5
1,500,000	#	Jaguar Land Rover PLC, 5.625%, 02/01/23	1,558,125	0.2
1,000,000	#	Jaguar Land Rover PLC, 8.125%, 05/15/21	1,098,750	0.1
2,520,000	L	JC Penney Corp., Inc., 8.125%, 10/01/19	2,469,600	0.3
2,000,000	#,L	K Hovnanian Enterprises, Inc., 7.000%, 01/15/19	1,966,250	0.2
1,355,000		KB Home, 4.750%, 05/15/19	1,321,125	0.2
2,700,000		LKQ Corp., 4.750%, 05/15/23	2,625,750	0.3
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,930,000	0.2
850,000		Meritage Homes Corp., 7.150%, 04/15/20	930,750	0.1
2,685,000		Meritage Homes Corp., 7.000%, 04/01/22	2,913,225	0.3
3,335,000	L	Meritor, Inc., 6.250%, 02/15/24	3,385,025	0.4
3,500,000		MGM Resorts International, 6.625%, 12/15/21	3,710,000	0.4
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,135,000	0.3
1,000,000		MGM Resorts International, 8.625%, 02/01/19	1,132,600	0.1
2,000,000		MGM Resorts International, 10.000%, 11/01/16	2,265,000	0.3
665,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	663,337	0.1
2,600,000	#,&	Neiman Marcus Group LLC/The, 8.750%, 10/15/21	2,749,500	0.3
2,955,000		Oshkosh Corp., 5.375%, 03/01/22	2,984,550	0.4
200,000		Oshkosh Corp., 8.500%, 03/01/20	212,000	0.0
1,500,000	#	Petco Animal Supplies, Inc., 9.250%, 12/01/18	1,582,500	0.2
1,000,000	#,&	Petco Holdings, Inc., 8.500%, 10/15/17	1,017,500	0.1
1,050,000		Ryland Group, Inc., 5.375%, 10/01/22	1,029,000	0.1
1,500,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	1,503,750	0.2
1,900,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,985,500	0.2
750,000	L	Scientific Games Corp., 8.125%, 09/15/18	725,625	0.1
1,000,000		Scientific Games International, Inc., 6.250%, 09/01/20	840,000	0.1
4,000,000		Sonic Automotive, Inc., 5.000%, 05/15/23	3,840,000	0.5
3,590,000		Springs Industries, Inc., 6.250%, 06/01/21	3,536,150	0.4
1,250,000	#	Studio City Finance Ltd., 8.500%, 12/01/20	1,334,375	0.2
2,000,000		United Continental Holdings, Inc., 6.000%, 07/15/28	1,850,000	0.2
3,000,000		US Airways Group, Inc., 6.125%, 06/01/18	3,090,000	0.4
4,220,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	4,610,350	0.5
505,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	506,263	0.1
2,540,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,444,750	0.3
350,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	367,500	0.0
2,000,000		Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	2,132,500	0.3
			113,595,898	13.5

		Consumer, Non-cyclical: 19.6%
3,490,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	3,420,200	0.4
2,616,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,802,390	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,200,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	$3,112,000	0.4
1,160,000		Amsurg Corp., 5.625%, 11/30/20	1,177,400	0.1
3,195,000	#	Amsurg Corp., 5.625%, 07/15/22	3,179,025	0.4
1,890,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,904,175	0.2
2,750,000		ARAMARK Corp., 5.750%, 03/15/20	2,832,500	0.3
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,065,000	0.1
5,000,000		Biomet, Inc., 6.500%, 10/01/20	5,262,500	0.6
2,500,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	2,525,000	0.3
1,328,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,394,400	0.2
2,570,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	2,447,925	0.3
3,390,000	#,&	Capsugel SA, 7.000%, 05/15/19	3,387,881	0.4
350,000	#	Ceridian Corp., 8.875%, 07/15/19	388,937	0.0
2,500,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	2,846,875	0.3
670,000	#	Ceridian LLC / Comdata, Inc., 8.125%, 11/15/17	672,512	0.1
500,000	#	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	501,250	0.1
1,000,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	1,030,000	0.1
750,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	785,625	0.1
2,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	2,120,000	0.3
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,114,375	0.1
2,660,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	2,618,437	0.3
2,000,000		DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	2,103,750	0.3
3,180,000	#	Diamond Foods, Inc., 7.000%, 03/15/19	3,187,950	0.4
2,880,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,844,000	0.3
3,390,000	#	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	3,356,100	0.4
4,380,000		HCA Holdings, Inc., 6.250%, 02/15/21	4,599,000	0.5
1,500,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,606,875	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,050,000	0.2
1,500,000		HCA, Inc., 7.250%, 09/15/20	1,578,750	0.2
3,500,000		HCA, Inc., 7.500%, 02/15/22	3,946,250	0.5
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,280,000	0.3
500,000		HDTFS, Inc., 6.250%, 10/15/22	508,750	0.1
2,500,000		Hertz Corp., 6.750%, 04/15/19	2,593,750	0.3
2,500,000		Hertz Corp., 7.375%, 01/15/21	2,650,000	0.3
1,000,000		Hologic, Inc., 6.250%, 08/01/20	1,032,500	0.1
3,500,000		Immucor, Inc., 11.125%, 08/15/19	3,797,500	0.5
635,000	#,&	Jaguar Holding Co. I, 9.375%, 10/15/17	642,938	0.1
1,000,000	#	Jaguar Holding Co., 9.500%, 12/01/19	1,076,250	0.1
2,250,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	2,171,250	0.3
1,884,000	#	Light Tower Rentals, Inc., 8.125%, 08/01/19	1,912,260	0.2
2,540,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,540,000	0.3
2,400,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	2,508,000	0.3
2,515,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	2,521,288	0.3
2,710,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	2,743,875	0.3
2,000,000		NBTY, Inc., 9.000%, 10/01/18	2,090,000	0.2
1,000,000		Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,050,000	0.1
3,365,000	#	Quad/Graphics, Inc., 7.000%, 05/01/22	3,268,256	0.4
3,500,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	3,578,750	0.4
1,000,000	L	Reynolds Group Issuer, Inc., 8.250%, 02/15/21	1,062,500	0.1
2,500,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	2,590,625	0.3
3,750,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	4,054,688	0.5
1,000,000	L	RR Donnelley & Sons Co., 6.000%, 04/01/24	990,000	0.1
3,000,000	L	RR Donnelley & Sons Co., 7.000%, 02/15/22	3,180,000	0.4
3,000,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	3,067,500	0.4
3,000,000	#	Salix Pharmaceuticals Ltd, 6.000%, 01/15/21	3,255,000	0.4
2,145,000		ServiceMaster Co., 7.000%, 08/15/20	2,241,525	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,500,000		Spectrum Brands, Inc., 6.375%, 11/15/20	$1,571,250	0.2
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/22	1,055,000	0.1
2,000,000	#	STHI Holding Corp., 8.000%, 03/15/18	2,072,500	0.2
3,000,000		Tenet Healthcare Corp., 4.500%, 04/01/21	2,936,250	0.3
750,000		Tenet Healthcare Corp., 6.000%, 10/01/20	795,000	0.1
2,025,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,118,656	0.3
750,000		Tenet Healthcare Corp., 8.125%, 04/01/22	825,000	0.1
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,057,500	0.1
1,000,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	1,060,000	0.1
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	309,750	0.0
1,250,000		United Rentals North America, Inc., 7.375%, 05/15/20	1,334,375	0.2
2,500,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,743,750	0.3
2,650,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	2,504,250	0.3
1,500,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	1,498,125	0.2
1,000,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	1,035,200	0.1
2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	2,227,938	0.3
3,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	3,150,000	0.4
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	529,375	0.1
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	1,031,250	0.1
3,000,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	3,067,500	0.4
1,260,000		WhiteWave Foods Co/The, 5.375%, 10/01/22	1,275,750	0.2
			165,466,706	19.6

		Diversified: 0.4%
1,000,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	981,250	0.1
1,285,000	#,&	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	1,301,063	0.2
1,250,000	#	Nielsen Co. Luxembourg SARL/The, 5.500%, 10/01/21	1,262,500	0.1
			3,544,813	0.4

		Energy: 16.5%
2,000,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	2,080,000	0.2
1,575,000	#,L	American Energy - Woodford LLC/AEW Finance Corp., 9.000%, 09/15/22	1,468,687	0.2
640,000	#	American Energy-Permian Basin LLC / AEPB Finance Corp., 7.125%, 11/01/20	588,800	0.1
610,000	#	Antero Resources Corp., 5.125%, 12/01/22	593,987	0.1
500,000		Antero Resources Finance Corp., 5.375%, 11/01/21	499,375	0.1
2,000,000		Antero Resources Finance Corp., 6.000%, 12/01/20	2,045,000	0.2
3,000,000		Approach Resources, Inc., 7.000%, 06/15/21	2,985,000	0.3
1,000,000		Arch Coal, Inc., 7.250%, 06/15/21	487,500	0.1
1,000,000	L	Arch Coal, Inc., 7.000%, 06/15/19	536,250	0.1
250,000	#,L	Arch Coal, Inc., 8.000%, 01/15/19	215,625	0.0
2,690,000	#	Athlon Holdings L.P. / Athlon Finance Corp., 6.000%, 05/01/22	2,891,750	0.3
1,330,000	#	Baytex Energy Corp., 5.125%, 06/01/21	1,303,400	0.2
1,330,000	#	Baytex Energy Corp., 5.625%, 06/01/24	1,281,787	0.1
3,600,000		Berry Petroleum Co., 6.375%, 09/15/22	3,546,000	0.4
3,575,000		Bonanza Creek Energy, Inc., 6.750%, 04/15/21	3,700,125	0.4
2,710,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 6.500%, 04/15/21	2,588,050	0.3
2,500,000		Chaparral Energy, Inc., 7.625%, 11/15/22	2,575,000	0.3
2,500,000		Chesapeake Energy Corp., 5.750%, 03/15/23	2,675,750	0.3
1,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,145,000	0.1
3,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	3,037,500	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,000,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.125%, 04/15/21	$3,135,000	0.4
3,000,000		Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	2,955,000	0.3
500,000	#	Energy XXI Gulf Coast, Inc., 6.875%, 03/15/24	471,250	0.1
3,000,000		EP Energy, LLC, 9.375%, 05/01/20	3,285,000	0.4
475,000	#	Gulfport Energy Corp., 7.750%, 11/01/20	497,563	0.1
4,130,000		Halcon Resources Corp., 8.875%, 05/15/21	4,088,700	0.5
3,250,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	3,132,188	0.4
3,500,000	#	Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	3,447,500	0.4
2,365,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	2,356,131	0.3
2,500,000	#	Memorial Production Partners L.P. / Memorial Production Finance Corp., 6.875%, 08/01/22	2,400,000	0.3
1,950,000	#	Memorial Resource Development Corp., 5.875%, 07/01/22	1,911,000	0.2
3,260,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	3,414,850	0.4
1,000,000	#	Murray Energy Corp., 8.625%, 06/15/21	1,040,000	0.1
1,050,000		Newfield Exploration Co., 6.875%, 02/01/20	1,099,875	0.1
2,250,000		Newfield Exploration Co., 7.125%, 05/15/18	2,315,531	0.3
1,000,000		NFR Energy, LLC, 9.750%, 02/15/17	1,015,000	0.1
1,000,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	1,047,500	0.1
2,305,000		Oasis Petroleum, Inc., 6.875%, 03/15/22	2,443,300	0.3
640,000	#,L	Paragon Offshore PLC, 6.750%, 07/15/22	542,400	0.1
1,280,000	#,L	Paragon Offshore PLC, 7.250%, 08/15/24	1,088,000	0.1
3,350,000	#	Parsley Energy LLC / Parsley Finance Corp., 7.500%, 02/15/22	3,475,625	0.4
2,445,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	2,432,775	0.3
2,820,000		QR Energy L.P. / QRE Finance Corp., 9.250%, 08/01/20	3,214,800	0.4
1,000,000		Range Resources Corp., 5.000%, 03/15/23	1,035,000	0.1
1,000,000		Range Resources Corp., 6.750%, 08/01/20	1,052,500	0.1
640,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22	632,800	0.1
500,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	510,000	0.1
1,475,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/01/18	1,535,844	0.2
3,220,000	#	Rex Energy Corp., 6.250%, 08/01/22	3,119,375	0.4
3,000,000	#	RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21	3,112,500	0.4
640,000	#	Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	635,200	0.1
2,490,000		Rosetta Resources, Inc., 5.625%, 05/01/21	2,440,200	0.3
860,000		Rosetta Resources, Inc., 5.875%, 06/01/24	846,025	0.1
1,310,000	#	Sanchez Energy Corp., 6.125%, 01/15/23	1,302,009	0.1
3,026,000		Sanchez Energy Corp., 7.750%, 06/15/21	3,252,950	0.4
1,500,000		SandRidge Energy, Inc., 7.500%, 03/15/21	1,470,000	0.2
1,000,000		SandRidge Energy, Inc., 8.125%, 10/15/22	1,003,750	0.1
1,784,000		SemGroup Corp., 7.500%, 06/15/21	1,882,120	0.2
3,165,000	#	Seventy Seven Energy, Inc., 6.500%, 07/15/22	3,125,438	0.4
3,000,000		Stone Energy Corp., 7.500%, 11/15/22	3,105,900	0.4
3,400,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	3,340,500	0.4
1,480,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	1,561,400	0.2
3,455,000	#	Talos Production LLC, 9.750%, 02/15/18	3,575,925	0.4
398,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20	413,920	0.0
2,500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,593,750	0.3
1,280,000	#	Triangle USA Petroleum Corp., 6.750%, 07/15/22	1,256,000	0.1
3,500,000		Westmoreland Coal Co. / Westmoreland Partners, 10.750%, 02/01/18	3,683,750	0.4
2,250,000		Whiting Petroleum Corp., 5.750%, 03/15/21	2,379,375	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,312,000		WPX Energy, Inc., 6.000%, 01/15/22	$3,419,640	0.4
			139,339,445	16.5

		Financial: 5.2%
3,565,000	#	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.500%, 05/15/21	3,462,506	0.4
1,000,000		Ally Financial, Inc., 3.500%, 07/18/16	1,013,750	0.1
2,500,000		Ally Financial, Inc., 5.500%, 02/15/17	2,606,250	0.3
2,500,000		Ally Financial, Inc., 7.500%, 09/15/20	2,887,500	0.3
2,000,000	Z	Ally Financial, Inc., 8.000%, 11/01/31	2,503,750	0.3
3,150,000		CBRE Services, Inc., 5.250%, 03/15/25	3,138,188	0.4
2,500,000		CIT Group, Inc., 4.250%, 08/15/17	2,531,250	0.3
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,046,875	0.1
3,000,000		CIT Group, Inc., 5.000%, 08/15/22	3,018,750	0.4
3,000,000		Crown Castle International Corp., 5.250%, 01/15/23	2,985,000	0.4
2,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	1,985,000	0.2
2,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	2,065,000	0.3
2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,536,875	0.3
1,000,000		International Lease Finance Corp., 8.250%, 12/15/20	1,185,000	0.1
1,500,000		International Lease Finance Corp., 8.625%, 09/15/15	1,588,275	0.2
665,000		iStar Financial, Inc., 4.000%, 11/01/17	648,375	0.1
1,330,000		iStar Financial, Inc., 5.000%, 07/01/19	1,286,775	0.2
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	54,397	0.0
3,325,000	#	Outerwall, Inc., 5.875%, 06/15/21	3,150,438	0.4
2,685,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,564,175	0.3
250,000	#,&	Sophia Holding Finance L.P. / Sophia Holding Finance, Inc., 9.625%, 12/01/18	253,750	0.0
1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,065,000	0.1
			43,576,879	5.2

		Industrial: 9.7%
1,750,000	#	Accudyne Industries Borrower / Accudyne Industries LLC, 7.750%, 12/15/20	1,824,375	0.2
3,630,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	3,802,425	0.5
630,000	#	AECOM Technology Corp., 5.750%, 10/15/22	637,875	0.1
630,000	#	AECOM Technology Corp., 5.875%, 10/15/24	642,600	0.1
2,530,000	#,&,L	Ardagh Finance Holdings SA, 8.625%, 06/15/19	2,555,300	0.3
441,176	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	447,794	0.1
3,520,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	3,256,000	0.4
1,000,000		BE Aerospace, Inc., 5.250%, 04/01/22	1,082,500	0.1
1,500,000		BE Aerospace, Inc., 6.875%, 10/01/20	1,608,750	0.2
1,000,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 5.625%, 12/15/16	995,000	0.1
2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,100,000	0.2
1,000,000	#	Building Materials Corp. of America, 7.000%, 02/15/20	1,045,000	0.1
375,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	393,750	0.0
1,500,000		Case New Holland, Inc., 7.875%, 12/01/17	1,674,375	0.2
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,631,250	0.2
4,000,000	#	Consolidated Container Co., LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20	3,780,000	0.4
2,680,000	#	CTP Transportation Products LLC / CTP Finance, Inc., 8.250%, 12/15/19	2,867,600	0.3
2,000,000		Darling Ingredients, Inc., 5.375%, 01/15/22	2,027,500	0.2
2,500,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	2,637,500	0.3
3,000,000	#,L	Gardner Denver, Inc., 6.875%, 08/15/21	3,022,500	0.4
3,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	3,099,600	0.4
2,500,000		Graphic Packaging International, Inc., 7.875%, 10/01/18	2,609,625	0.3
3,000,000		Headwaters, Inc., 7.625%, 04/01/19	3,142,500	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
2,500,000	#	Masonite International Corp., 8.250%, 04/15/21	$2,687,500	0.3
2,000,000		Nortek, Inc., 8.500%, 04/15/21	2,160,000	0.3
2,880,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	2,941,200	0.3
2,900,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,958,000	0.3
1,136,000		Polymer Group, Inc., 7.750%, 02/01/19	1,181,440	0.1
2,675,000	#	Sanmina Corp., 4.375%, 06/01/19	2,628,187	0.3
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	535,625	0.1
1,750,000	#	Sealed Air Corp., 8.125%, 09/15/19	1,885,625	0.2
2,000,000	#	Sealed Air Corp., 8.375%, 09/15/21	2,230,000	0.3
2,830,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	2,815,850	0.3
1,000,000		TransDigm, Inc., 5.500%, 10/15/20	975,000	0.1
1,340,000	#	TransDigm, Inc., 6.500%, 07/15/24	1,336,650	0.2
1,340,000	#	TransDigm, Inc., 6.000%, 07/15/22	1,324,925	0.2
3,000,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	3,045,000	0.4
3,015,000	#	Waterjet Holdings, Inc., 7.625%, 02/01/20	3,128,063	0.4
2,500,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	2,681,250	0.3
675,000	#	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	718,031	0.1
			82,116,165	9.7

		Materials: 0.5%
3,000,000	L	ArcelorMittal, 6.750%, 02/25/22	3,236,250	0.4
1,000,000		Louisiana-Pacific Corp., 7.500%, 06/01/20	1,070,000	0.1
			4,306,250	0.5

		Technology: 4.4%
550,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	573,375	0.1
2,520,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	2,683,800	0.3
1,565,000	#	Audatex North America, Inc., 6.000%, 06/15/21	1,611,950	0.2
2,710,000	#,L	BCP Singapore VI Cayman Financing Co. Ltd., 8.000%, 04/15/21	2,791,300	0.3
3,000,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,895,000	0.3
1,850,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,711,250	0.2
1,200,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	1,251,000	0.1
3,750,000		Emdeon, Inc., 11.000%, 12/31/19	4,185,938	0.5
2,586,000	#	Entegris, Inc., 6.000%, 04/01/22	2,637,720	0.3
640,000	#	First Data Corp., 6.750%, 11/01/20	680,000	0.1
2,750,000	#	First Data Corp., 8.250%, 01/15/21	2,928,750	0.3
1,940,000		First Data Corp., 10.625%, 06/15/21	2,216,450	0.3
1,512,000		First Data Corp., 11.750%, 08/15/21	1,757,700	0.2
1,335,000	#	iGATE Corp., 4.750%, 04/15/19	1,301,625	0.1
1,500,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,541,250	0.2
2,360,000	#,&,L	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	2,348,200	0.3
1,500,000		NCR Corp., 4.625%, 02/15/21	1,477,500	0.2
500,000		NCR Corp., 5.000%, 07/15/22	491,250	0.1
750,000		NCR Corp., 6.375%, 12/15/23	789,375	0.1
1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,620,000	0.2
			37,493,433	4.4

		Utilities: 2.2%
870,000		AES Corp., 5.500%, 03/15/24	850,425	0.1
1,250,000		AES Corp., 7.375%, 07/01/21	1,406,250	0.2
244,000		AES Corp., 8.000%, 10/15/17	274,500	0.0
500,000		AES Corp., 8.000%, 06/01/20	576,250	0.1
1,275,000		Calpine Corp., 5.375%, 01/15/23	1,238,343	0.1
1,275,000		Calpine Corp., 5.750%, 01/15/25	1,238,344	0.1
784,000	#	Calpine Corp., 7.875%, 01/15/23	860,440	0.1
500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	536,250	0.1
3,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	3,210,000	0.4
2,760,000	#	NGL Energy Partners L.P. / NGL Energy Finance Corp., 5.125%, 07/15/19	2,715,150	0.3
1,750,000	#	NRG Energy, Inc., 6.250%, 07/15/22	1,803,594	0.2
1,000,000		NRG Energy, Inc., 7.625%, 01/15/18	1,102,500	0.1
500,000		NRG Energy, Inc., 7.875%, 05/15/21	540,000	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
2,000,000	NRG Energy, Inc., 8.250%, 09/01/20	$2,152,500	0.3
		18,504,546	2.2

	Total Corporate Bonds/Notes (Cost $815,262,110)	818,009,970	97.0

SHORT-TERM INVESTMENTS: 4.5%
	Securities Lending Collateralcc(1): 4.5%
8,967,337	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $8,967,337, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $9,154,061, due 11/17/14-11/15/42)	8,967,337	1.1
8,967,337	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $8,967,339, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $9,146,684, due 10/23/14-03/01/48)	8,967,337	1.1
2,774,389	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $2,774,391, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $2,829,877, due 12/31/15-06/30/18)	2,774,389	0.3
8,967,337	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $8,967,337, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $9,146,684, due 10/02/14-10/01/44)	8,967,337	1.1
8,080,726	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $8,080,737, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $8,241,806, due 04/15/16-01/15/29)	8,080,726	0.9
		37,757,126	4.5

	Total Short-Term Investments (Cost $37,757,126)	37,757,126	4.5

	Total Investments in Securities (Cost $853,019,236)	$855,767,096	101.5
	Liabilities in Excess of Other Assets	(12,936,477)	(1.5)
	Net Assets	$842,830,619	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $853,228,631.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,906,988
Gross Unrealized Depreciation	(14,368,523)

Net Unrealized Appreciation	$2,538,465

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$818,009,970	$–	$818,009,970
Short-Term Investments	–	37,757,126	–	37,757,126
Total Investments, at fair value	$–	$855,767,096	$–	$855,767,096

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 19.5%
543,213	@	Amazon.com, Inc.	$175,153,600	2.6
109,687		Chipotle Mexican Grill, Inc.	73,116,257	1.1
3,022,735		Comcast Corp. – Class A	162,562,688	2.4
3,470,598		Hilton Worldwide Holdings, Inc.	85,480,829	1.3
2,167,374		Home Depot, Inc.	198,834,891	3.0
1,105,730		Macy’s, Inc.	64,331,371	1.0
1,079,904		Nike, Inc.	96,327,437	1.5
99,548	@	Priceline.com, Inc.	115,334,322	1.7
934,858		Starbucks Corp.	70,544,385	1.1
835,197	@	Ulta Salon Cosmetics & Fragrance, Inc.	98,695,229	1.5
1,741,121		Walt Disney Co.	155,012,003	2.3
			1,295,393,012	19.5

		Consumer Staples: 10.7%
1,022,122		Costco Wholesale Corp.	128,092,329	1.9
1,847,644		CVS Caremark Corp.	147,053,986	2.2
1,549,634		Estee Lauder Cos., Inc.	115,788,652	1.7
910,079		Kimberly-Clark Corp.	97,897,198	1.5
530,150	@	Monster Beverage Corp.	48,598,851	0.7
1,916,201		PepsiCo, Inc.	178,379,151	2.7
			715,810,167	10.7

		Energy: 4.8%
833,008		Anadarko Petroleum Corp.	84,500,331	1.2
992,108	@	Cameron International Corp.	65,856,129	1.0
788,485		EOG Resources, Inc.	78,075,785	1.2
1,413,261		Halliburton Co.	91,169,467	1.4
			319,601,712	4.8

		Financials: 5.4%
836,622		Ameriprise Financial, Inc.	103,222,422	1.6
603,199	@	Aon PLC	52,882,456	0.8
344,243		Blackrock, Inc.	113,021,862	1.7
1,015,642		Prudential Financial, Inc.	89,315,558	1.3
			358,442,298	5.4

		Health Care: 15.5%
2,357,847		AbbVie, Inc.	136,189,243	2.0
462,769	@	Actavis PLC	111,656,904	1.7
422,211	@	Alexion Pharmaceuticals, Inc.	70,011,028	1.0
649,061		Allergan, Inc.	115,656,179	1.7
545,884		Amgen, Inc.	76,674,867	1.2
1,543,238		Bristol-Myers Squibb Co.	78,982,921	1.2
906,363		Celgene Corp.	85,905,085	1.3
1,294,464	@	Gilead Sciences, Inc.	137,795,693	2.1
741,255		McKesson Corp.	144,300,111	2.2
1,211,040		St. Jude Medical, Inc.	72,819,835	1.1
			1,029,991,866	15.5

		Industrials: 10.1%
1,587,531		Ametek, Inc.	79,709,932	1.2
481,951		Boeing Co.	61,390,919	0.9
1,341,598		Danaher Corp.	101,934,616	1.5
2,224,915		Delta Airlines, Inc.	80,430,677	1.2
1,368,819	@	Ingersoll-Rand PLC - Class A	77,146,639	1.2
604,900		Roper Industries, Inc.	88,490,821	1.3
1,002,634	@	Tyco International Ltd.	44,687,397	0.7
1,262,453		Union Pacific Corp.	136,875,154	2.1
			670,666,155	10.1

		Information Technology: 29.1%
3,818,420		Apple, Inc.	384,705,815	5.8
929,733		Check Point Software Technologies	64,374,713	1.0
1,986,957		Cognizant Technology Solutions Corp.	88,956,065	1.3
1,360,319	@	Electronic Arts, Inc.	48,440,959	0.7
1,635,796		Facebook, Inc.	129,293,316	1.9
195,003		Google, Inc.	112,586,932	1.7
239,666		Google, Inc. – Class A	141,021,871	2.1
1,380,598		Intuit, Inc.	121,009,415	1.8
1,595,284		Mastercard, Inc.	117,923,393	1.8
5,419,188		Microsoft Corp.	251,233,556	3.8
3,528,559		Oracle Corp.	135,073,238	2.0
2,048,823		Qualcomm, Inc.	153,190,496	2.3
498,045		Visa, Inc.	106,267,862	1.6
913,687		VMware, Inc.	85,740,388	1.3
			1,939,818,019	29.1

		Materials: 3.8%
1,087,782	@	Crown Holdings, Inc.	48,428,054	0.7
1,317,323	@	LyondellBasell Industries NV - Class A	143,140,317	2.1
1,003,324		Packaging Corp. of America	64,032,138	1.0
			255,600,509	3.8

	Total Common Stock
	(Cost $5,588,438,475)		6,585,323,738	98.9

SHORT-TERM INVESTMENTS: 1.4%
		Mutual Funds: 1.4%
94,945,600		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $94,945,600)	94,945,600	1.4

	Total Short-Term Investments
	(Cost $94,945,600)		94,945,600	1.4

	Total Investments in Securities (Cost $5,683,384,075)		$6,680,269,338	100.3
	Liabilities in Excess of Other Assets		(20,685,609)	(0.3)
	Net Assets		$6,659,583,729	100.0

††	Rate shown is the 7-day yield as of September 30, 2014.

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of September 30, 2014 (Unaudited) (Continued)

@	Non-income producing security

Cost for federal income tax purposes is $5,696,822,951.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,044,968,003
Gross Unrealized Depreciation	(61,521,616)

Net Unrealized Appreciation	$983,446,387

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$6,585,323,738	$–	$–	$6,585,323,738
Short-Term Investments	94,945,600	–	–	94,945,600
Total Investments, at fair value	$6,680,269,338	$–	$–	$6,680,269,338

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 6.0%
294,170		Brinker International, Inc.	$14,940,894	0.8
322,514		Comcast Corp. – Class A	17,344,803	1.0
199,993	@	Delphi Automotive PLC	12,267,571	0.7
277,475		Home Depot, Inc.	25,455,556	1.4
298,287		Macy’s, Inc.	17,354,338	1.0
230,510		Nike, Inc.	20,561,492	1.1
			107,924,654	6.0

		Consumer Staples: 8.5%
552,016		Altria Group, Inc.	25,359,615	1.4
758,039		ConAgra Foods, Inc.	25,045,608	1.4
418,298		CVS Caremark Corp.	33,292,338	1.8
249,528		Kimberly-Clark Corp.	26,841,727	1.5
474,378		Kraft Foods Group, Inc.	26,754,919	1.5
226,354		Molson Coors Brewing Co.	16,849,792	0.9
			154,143,999	8.5

		Energy: 12.4%
222,086		Anadarko Petroleum Corp.	22,528,404	1.2
225,535		ConocoPhillips	17,257,938	0.9
459,234		ExxonMobil Corp.	43,190,958	2.4
210,589		Halliburton Co.	13,585,096	0.7
260,486		Hess Corp.	24,569,039	1.4
542,051	@	Noble Corp. PLC	12,044,373	0.7
368,534		Occidental Petroleum Corp.	35,434,544	2.0
450,390		Royal Dutch Shell PLC - Class A ADR	34,288,191	1.9
331,679		Total S.A. ADR	21,376,712	1.2
			224,275,255	12.4

		Financials: 24.9%
591,019		AllianceBernstein Holding LP	15,372,404	0.9
185,492		Ameriprise Financial, Inc.	22,886,003	1.3
381,488		Arthur J. Gallagher & Co.	17,304,296	1.0
805,647		Blackstone Group LP	25,361,768	1.4
457,400		Discover Financial Services	29,451,986	1.6
345,941		Extra Space Storage, Inc.	17,840,177	1.0
842,594		Fifth Third Bancorp.	16,868,732	0.9
437,869		Gaming and Leisure Properties, Inc.	13,530,152	0.8
649,733		Invesco Ltd.	25,651,459	1.4
1,399,264		JPMorgan Chase & Co.	84,291,663	4.7
364,123		Lincoln National Corp.	19,509,710	1.1
326,552		Prudential Financial, Inc.	28,716,983	1.6
1,644,034		Regions Financial Corp.	16,506,101	0.9
609,004		Starwood Property Trust, Inc.	13,373,728	0.7
540,563		Weingarten Realty Investors	17,027,735	0.9
1,160,600		Wells Fargo & Co.	60,200,322	3.3
740,951	@	XL Group PLC	24,577,345	1.4
			448,470,564	24.9

		Health Care: 14.7%
650,031		Abbott Laboratories	27,034,789	1.5
338,704		AbbVie, Inc.	19,563,543	1.1
378,615		Bristol-Myers Squibb Co.	19,377,516	1.1
276,163		Cardinal Health, Inc.	20,690,132	1.1
430,557		Medtronic, Inc.	26,673,006	1.5
890,540		Merck & Co., Inc.	52,791,211	2.9
2,079,013		Pfizer, Inc.	61,476,414	3.4
433,042		UnitedHealth Group, Inc.	37,349,873	2.1
			264,956,484	14.7

		Industrials: 10.3%
209,189		Boeing Co.	26,646,495	1.5
354,339		Caterpillar, Inc.	35,090,191	1.9
195,804		General Dynamics Corp.	24,884,730	1.4
1,697,603		General Electric Co.	43,492,589	2.4
148,275		Hubbell, Inc.	17,871,586	1.0
93,671		TransDigm Group, Inc.	17,266,375	1.0
182,521		Union Pacific Corp.	19,788,927	1.1
			185,040,893	10.3

		Information Technology: 9.2%
185,304		Apple, Inc.	18,669,378	1.0
1,635,620		Cisco Systems, Inc.	41,168,555	2.3
379,995		Microchip Technology, Inc.	17,947,164	1.0
1,113,719		Microsoft Corp.	51,632,013	2.9
486,504		Qualcomm, Inc.	36,375,904	2.0
			165,793,014	9.2

		Materials: 3.4%
4,322,180		Fortescue Metals Group Ltd.	13,130,880	0.7
766,509		Freeport-McMoRan, Inc.	25,026,519	1.4
1,011,282		Steel Dynamics, Inc.	22,865,086	1.3
			61,022,485	3.4

		Telecommunication Services: 1.7%
731,506		CenturyTel, Inc.	29,911,280	1.7

		Utilities: 6.5%
1,268,450		CenterPoint Energy, Inc.	31,038,972	1.7
401,477		DTE Energy Co.	30,544,370	1.7
363,970		Entergy Corp.	28,145,800	1.6
486,790		Pinnacle West Capital Corp.	26,598,206	1.5
			116,327,348	6.5

	Total Common Stock
	(Cost $1,671,057,216)		1,757,865,976	97.6

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.7%
131,794	@ iShares Russell 1000 Value Index Fund	$13,221,770	0.7

	Total Exchange-Traded Funds
	(Cost $13,221,770)	13,221,770	0.7

	Total Long-Term Investments
	(Cost $1,684,278,986)	1,771,087,746	98.3

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
17,627,088	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $17,627,088)	17,627,088	1.0

	Total Short-Term Investments
	(Cost $17,627,088)	17,627,088	1.0

	Total Investments in Securities (Cost $1,701,906,074)	$1,788,714,834	99.3
	Assets in Excess of Other Liabilities	13,488,038	0.7
	Net Assets	$1,802,202,872	100.0

††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $1,702,454,847.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$121,821,787
Gross Unrealized Depreciation	(35,561,800)

Net Unrealized Appreciation	$86,259,987

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$107,924,654	$–	$–	$107,924,654
Consumer Staples	154,143,999	–	–	154,143,999
Energy	224,275,255	–	–	224,275,255
Financials	448,470,564	–	–	448,470,564
Health Care	264,956,484	–	–	264,956,484
Industrials	185,040,893	–	–	185,040,893
Information Technology	165,793,014	–	–	165,793,014
Materials	47,891,605	13,130,880	–	61,022,485
Telecommunication Services	29,911,280	–	–	29,911,280
Utilities	116,327,348	–	–	116,327,348

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of September 30, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Total Common Stock	1,744,735,096	13,130,880	–	1,757,865,976
Exchange-Traded Funds	$13,221,770	$–	$–	$13,221,770
Short-Term Investments	17,627,088	–	–	17,627,088
Total Investments, at fair value	$1,775,583,954	$13,130,880	$–	$1,788,714,834

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.2%
		Basic Materials: 0.7%
930,000		Monsanto Co., 1.150%, 06/30/17	$924,357	0.3
456,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	458,869	0.1
770,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	778,778	0.3
			2,162,004	0.7

		Communications: 3.1%
386,000		Amazon.com, Inc., 0.650%, 11/27/15	386,169	0.1
1,225,000		AT&T, Inc., 0.800%, 12/01/15	1,226,813	0.4
877,000		Cisco Systems, Inc., 1.100%, 03/03/17	876,853	0.3
150,000		Cox Communications, Inc., 5.500%, 10/01/15	156,890	0.1
249,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	257,800	0.1
599,000		Juniper Networks, Inc., 3.100%, 03/15/16	614,908	0.2
525,000		Symantec Corp., 2.750%, 09/15/15	534,595	0.2
260,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	270,630	0.1
319,000		Thomson Reuters Corp., 1.300%, 02/23/17	318,654	0.1
436,000		Thomson Reuters Corp., 1.650%, 09/29/17	435,732	0.1
656,000	#	Verizon Communications, Inc., 2.625%, 02/21/20	648,737	0.2
1,800,000		Verizon Communications, Inc., 3.000%, 04/01/16	1,855,971	0.6
419,000		Vodafone Group PLC, 5.625%, 02/27/17	459,575	0.2
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,095,876	0.4
			9,139,203	3.1

		Consumer, Cyclical: 2.1%
304,000		American Honda Finance Corp., 1.200%, 07/14/17	302,997	0.1
837,000		American Honda Finance Corp., 2.250%, 08/15/19	836,694	0.3
275,000		CVS Caremark Corp., 1.200%, 12/05/16	275,519	0.1
335,000		CVS Caremark Corp., 2.250%, 08/12/19	331,823	0.1
800,000	#	Daimler Finance North America LLC, 1.250%, 01/11/16	805,630	0.3
425,000	#	Glencore Funding LLC, 1.700%, 05/27/16	428,030	0.1
420,000	#	Hyundai Capital America, 1.625%, 10/02/15	422,974	0.1
1,075,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,088,758	0.4
281,000		Johnson Controls, Inc., 1.400%, 11/02/17	278,889	0.1
766,000		Starbucks Corp., 0.875%, 12/05/16	766,217	0.3
285,000	#	Volkswagen International Finance NV, 1.125%, 11/18/16	285,422	0.1
320,000		Wal-Mart Stores, Inc., 0.600%, 04/11/16	319,968	0.1
			6,142,921	2.1

		Consumer, Non-cyclical: 7.0%
700,000		AbbVie, Inc., 1.200%, 11/06/15	702,794	0.2
929,000	#	Actavis Funding SCS, 1.300%, 06/15/17	912,318	0.3
828,000		AmerisourceBergen Corp., 1.150%, 05/15/17	823,202	0.3
457,000		Baxter International, Inc., 0.950%, 06/01/16	458,626	0.2
403,000		CareFusion Corp., 1.450%, 05/15/17	401,187	0.1
525,000		Coca-Cola Co., 1.800%, 09/01/16	536,279	0.2
738,000		ConAgra Foods, Inc., 1.300%, 01/25/16	741,194	0.3
645,000		Diageo Capital PLC, 0.625%, 04/29/16	644,098	0.2
300,000		Express Scripts Holding Co., 1.250%, 06/02/17	297,844	0.1
712,000		Express Scripts, Inc., 3.125%, 05/15/16	737,707	0.2
241,000		Lorillard Tobacco Co., 3.500%, 08/04/16	250,446	0.1
965,000		McKesson Corp., 0.950%, 12/04/15	966,409	0.3
485,000		McKesson Corp., 1.292%, 03/10/17	483,562	0.2
609,000		Medtronic, Inc., 0.875%, 02/27/17	605,176	0.2
680,000		Merck & Co., Inc., 0.700%, 05/18/16	681,272	0.2
584,000	#	Mylan, Inc., 6.000%, 11/15/18	605,162	0.2
305,000		PepsiCo, Inc., 0.700%, 02/26/16	305,746	0.1
498,000		PepsiCo, Inc., 0.700%, 08/13/15	499,736	0.2
245,000		PepsiCo, Inc., 1.250%, 08/13/17	244,477	0.1
511,000	#	Perrigo Co. Plc, 1.300%, 11/08/16	511,691	0.2
678,000	L	Pfizer, Inc., 1.100%, 05/15/17	676,847	0.2
749,000		Philip Morris International, Inc., 2.500%, 05/16/16	770,465	0.3
203,000		Procter & Gamble Co., 1.450%, 08/15/16	205,622	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
525,000		Reynolds American, Inc., 1.050%, 10/30/15	$526,687	0.2
635,000		Sanofi, 1.250%, 04/10/18	626,516	0.2
875,000		St Jude Medical, Inc., 2.500%, 01/15/16	893,817	0.3
1,124,000		Synchrony Financial, 1.875%, 08/15/17	1,126,393	0.4
699,000		Sysco Corp., 1.450%, 10/02/17	700,512	0.2
700,000		UnitedHealth Group, Inc., 0.850%, 10/15/15	702,253	0.2
565,000		Ventas Realty L.P., 1.250%, 04/17/17	562,667	0.2
506,000		Ventas Realty L.P., 1.550%, 09/26/16	509,687	0.2
1,005,000		WellPoint, Inc., 2.250%, 08/15/19	990,906	0.3
560,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	563,035	0.2
314,000		Zoetis, Inc., 1.150%, 02/01/16	314,768	0.1
			20,579,101	7.0

		Energy: 1.8%
420,000		BP Capital Markets PLC, 0.700%, 11/06/15	420,414	0.1
400,000		BP Capital Markets PLC, 2.248%, 11/01/16	410,466	0.1
279,000		Chevron Corp., 0.889%, 06/24/16	280,277	0.1
502,000		Hess Corp., 1.300%, 06/15/17	500,459	0.2
700,000		Marathon Oil Corp., 0.900%, 11/01/15	700,436	0.2
507,000		Murphy Oil Corp., 2.500%, 12/01/17	515,407	0.2
462,000		Petrobras Global Finance BV, 2.000%, 05/20/16	463,132	0.2
319,000		Statoil ASA, 1.950%, 11/08/18	320,541	0.1
515,000		Total Capital International SA, 0.750%, 01/25/16	516,669	0.2
626,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	625,826	0.2
593,000		Transocean, Inc., 5.050%, 12/15/16	632,360	0.2
			5,385,987	1.8

		Financial: 19.5%
1,089,000		Abbey National Treasury Services PLC/London, 1.650%, 09/29/17	1,087,858	0.4
298,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	300,176	0.1
612,000		Aegon NV, 2.722%, 07/29/49	561,072	0.2
614,000		Air Lease Corp., 2.125%, 01/15/18	610,930	0.2
327,000		American Express Credit Corp., 1.550%, 09/22/17	327,036	0.1
870,000		American International Group, Inc., 5.600%, 10/18/16	947,549	0.3
438,000	#	ARC Properties Operating Partnership L.P./Clark Acquisition LLC, 2.000%, 02/06/17	438,034	0.1
550,000		Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	552,560	0.2
1,250,000		Bank of America Corp., 1.250%, 01/11/16	1,255,649	0.4
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,061,781	0.4
583,000		Bank of America Corp., 2.650%, 04/01/19	582,236	0.2
840,000		Bank of America Corp., 3.750%, 07/12/16	877,184	0.3
875,000		Bank of Montreal, 0.800%, 11/06/15	877,614	0.3
656,000		Bank of Montreal, 1.300%, 07/14/17	655,353	0.2
875,000		Bank of Nova Scotia, 0.750%, 10/09/15	877,838	0.3
803,000		Bank of Nova Scotia, 1.300%, 07/21/17	799,569	0.3
704,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 1.550%, 09/09/16	711,207	0.2
541,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	543,616	0.2
900,000		Barclays Bank PLC, 5.000%, 09/22/16	966,517	0.3
830,000		BB&T Corp., 1.600%, 08/15/17	832,903	0.3
490,000		BB&T Corp., 5.200%, 12/23/15	515,578	0.2
525,000		BBVA, 4.664%, 10/09/15	544,969	0.2
966,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	988,720	0.3
467,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	474,897	0.2
250,000		BPCE SA, 1.613%, 07/25/17	250,067	0.1
546,000		BPCE SA, 1.625%, 02/10/17	549,065	0.2
311,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	312,529	0.1
630,000		Charles Schwab Corp., 0.850%, 12/04/15	632,246	0.2
489,000		Citigroup, Inc., 1.700%, 07/25/16	494,141	0.2
592,000		Citigroup, Inc., 2.500%, 07/29/19	587,465	0.2
63,000		Citigroup, Inc., 1.250%, 01/15/16	63,271	0.0
1,453,000		Citigroup, Inc., 1.300%, 04/01/16	1,457,905	0.5

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
485,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	$483,256	0.2
605,000		Commonwealth Bank of Australia/New York NY, 1.400%, 09/08/17	602,820	0.2
1,082,000		Compass Bank, 1.850%, 09/29/17	1,082,748	0.4
253,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	257,332	0.1
716,000		Credit Suisse/New York NY, 1.375%, 05/26/17	712,462	0.2
292,000		Deutsche Bank AG/London, 1.350%, 05/30/17	290,211	0.1
980,000		Fifth Third Bancorp., 3.625%, 01/25/16	1,014,764	0.3
757,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	753,941	0.3
305,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	309,021	0.1
925,000		Ford Motor Credit Co., LLC, 1.700%, 05/09/16	933,088	0.3
945,000		General Electric Capital Corp., 1.000%, 12/11/15	950,405	0.3
587,000		Goldman Sachs Group, Inc./The, 2.625%, 01/31/19	586,800	0.2
820,000		Goldman Sachs Group, Inc., 1.600%, 11/23/15	826,835	0.3
1,026,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	1,036,321	0.4
720,000		Goldman Sachs Group, Inc., 3.625%, 02/07/16	744,270	0.3
350,000		HCP, Inc., 3.750%, 02/01/16	363,519	0.1
260,000		Health Care REIT, Inc., 3.625%, 03/15/16	269,878	0.1
425,000		Huntington National Bank/The, 1.350%, 08/02/16	427,246	0.1
535,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	541,276	0.2
300,000		John Deere Capital Corp., 0.750%, 01/22/16	300,820	0.1
432,000		John Deere Capital Corp., 1.050%, 10/11/16	433,173	0.1
1,284,000		JPMorgan Chase & Co., 1.350%, 02/15/17	1,282,025	0.4
1,225,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,268,060	0.4
496,000		KeyCorp, 2.300%, 12/13/18	496,328	0.2
930,000		Manufacturers & Traders Trust Co., 1.400%, 07/25/17	929,073	0.3
435,000		MetLife, Inc., 1.903%, 12/15/17	436,328	0.1
481,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	478,542	0.2
215,000		Morgan Stanley, 1.750%, 02/25/16	217,356	0.1
550,000		Morgan Stanley, 2.125%, 04/25/18	550,504	0.2
744,000		Morgan Stanley, 2.375%, 07/23/19	733,190	0.3
1,169,000		Morgan Stanley, 5.450%, 01/09/17	1,270,510	0.4
622,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	621,295	0.2
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	500,155	0.2
375,000		PNC Bank NA, 1.150%, 11/01/16	376,225	0.1
570,000		PNC Bank NA, 2.400%, 10/18/19	567,359	0.2
600,000		PNC Funding Corp., 5.625%, 02/01/17	654,479	0.2
596,000		Regions Financial Corp., 2.000%, 05/15/18	589,575	0.2
218,000		Regions Financial Corp., 5.750%, 06/15/15	224,984	0.1
158,000		Regions Financial Corp., 7.750%, 11/10/14	159,127	0.1
980,000		Royal Bank of Canada, 0.850%, 03/08/16	981,193	0.3
735,000		Royal Bank of Canada, 1.500%, 01/16/18	733,307	0.2
848,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	865,567	0.3
280,000		Navient Corp., 3.875%, 09/10/15	283,325	0.1
805,000		State Street Corp., 2.875%, 03/07/16	831,092	0.3
538,000		Sumitomo Mitsui Banking Corp., 1.350%, 07/11/17	535,362	0.2
357,000		SunTrust Banks, Inc., 2.500%, 05/01/19	358,787	0.1
586,000		SunTrust Banks, Inc., 3.500%, 01/20/17	614,994	0.2
1,050,000		Toronto-Dominion Bank/The, 1.125%, 05/02/17	1,044,923	0.4
625,000		UBS AG/Stamford CT, 1.375%, 08/14/17	620,536	0.2
490,000		UBS AG, 5.875%, 07/15/16	530,636	0.2
261,000		US Bancorp, 2.200%, 11/15/16	268,599	0.1
755,000		US Bank NA/Cincinnati OH, 1.375%, 09/11/17	754,649	0.3
513,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	514,159	0.2
1,348,000		Wells Fargo & Co., 2.100%, 05/08/17	1,375,755	0.5
629,000		Westpac Banking Corp., 1.125%, 09/25/15	633,450	0.2
			56,959,170	19.5

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 0.7%
437,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	$437,836	0.1
500,000		Caterpillar Financial Services Corp., 0.700%, 02/26/16	500,700	0.2
560,000		General Electric Co., 0.850%, 10/09/15	562,545	0.2
403,000		L-3 Communications Corp., 1.500%, 05/28/17	399,609	0.1
184,000		United Parcel Service, Inc., 1.125%, 10/01/17	182,971	0.1
			2,083,661	0.7

		Technology: 1.3%
504,000		Altera Corp., 1.750%, 05/15/17	507,010	0.2
875,000		Apple, Inc., 0.450%, 05/03/16	873,461	0.3
295,000		Computer Sciences Corp., 2.500%, 09/15/15	299,512	0.1
130,000		International Business Machines Corp., 1.950%, 07/22/16	132,737	0.1
700,000		Intel Corp., 1.350%, 12/15/17	698,335	0.2
525,000		NetApp Inc., 2.000%, 12/15/17	527,820	0.2
700,000		Oracle Corp., 1.200%, 10/15/17	695,317	0.2
			3,734,192	1.3

		Utilities: 2.0%
525,000		Dominion Resources, Inc., 1.400%, 09/15/17	521,743	0.2
894,000		Entergy Corp., 4.700%, 01/15/17	956,735	0.3
1,025,000		Georgia Power Co., 0.625%, 11/15/15	1,025,748	0.4
315,000		Georgia Power Co., 3.000%, 04/15/16	325,853	0.1
753,000		Progress Energy, Inc., 5.625%, 01/15/16	799,186	0.3
588,000		PSEG Power, LLC, 2.750%, 09/15/16	608,032	0.2
468,000		Southern California Edison Co., 1.125%, 05/01/17	466,684	0.2
706,000		Southern Co/The, 1.300%, 08/15/17	703,112	0.2
320,000		Xcel Energy, Inc., 0.750%, 05/09/16	319,636	0.1
			5,726,729	2.0

	Total Corporate Bonds/Notes (Cost $111,655,698)		111,912,968	38.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.9%
779,000	#	American General Mortgage Loan Trust 2010-1, 5.650%, 03/25/58	786,044	0.3
744,736		Bank of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	751,432	0.3
900,000		Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.317%, 06/10/49	970,379	0.3
500,000		Bear Stearns Commercial Mortgage Securities Trust, 4.750%, 06/11/41	509,558	0.2
348,207		Bear Stearns Commercial Mortgage Securities Trust, 4.813%, 08/13/39	348,095	0.1
980,000		Bear Stearns Commercial Mortgage Securities Trust, 5.074%, 02/13/42	997,191	0.3
66,521		Bear Stearns Commercial Mortgage Securities Trust, 5.957%, 06/11/50	66,611	0.0
1,660,000		Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,769,021	0.6
378,710		Commercial Mortgage Trust, 0.716%, 03/10/46	377,829	0.1
530,000		Commercial Mortgage Trust, 5.400%, 07/15/44	545,201	0.2
896,000		Credit Suisse First Boston Mortgage Securities Corp., 5.290%, 08/15/38	916,793	0.3
545,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/15/43	581,197	0.2
990,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	1,054,941	0.4
133,000	#	Del Coronado Trust, 0.954%, 03/15/26	132,876	0.1
940,000		GE Capital Commercial Mortgage Corp., 5.133%, 05/10/43	957,702	0.3
325,667		GE Capital Commercial Mortgage Corp., 5.490%, 11/10/45	326,515	0.1
1,560,000		GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Trust, 4.754%, 05/10/43	1,579,948	0.5
1,380,000		Greenwich Capital Commercial Funding Corp., 4.894%, 08/10/42	1,387,524	0.5
270,243		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	273,960	0.1
340,000		Greenwich Capital Commercial Funding Corp., 5.447%, 03/10/39	343,507	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
900,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	$953,396	0.3
400,000	#	Greenwich Capital Commercial Funding Corp., 6.192%, 06/10/36	400,102	0.1
823,087		JP Morgan Chase Commercial Mortgage Securities Corp., 4.878%, 01/15/42	825,003	0.3
143,303		JP Morgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/12/43	143,401	0.1
9,680		JP Morgan Chase Commercial Mortgage Securities Corp., 5.790%, 02/15/51	9,668	0.0
8,441		JP Morgan Chase Commercial Mortgage Securities Corp., 5.966%, 06/15/49	8,514	0.0
420,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12, 4.987%, 09/12/37	430,303	0.2
290,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, 5.560%, 12/15/44	302,181	0.1
660,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, 2.404%, 04/15/27	660,411	0.2
560,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	570,218	0.2
2,010,000		LB-UBS Commercial Mortgage Trust, 5.127%, 09/15/40	2,067,576	0.7
699,715		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	719,397	0.3
153,075	#	LB-UBS Commercial Mortgage Trust, 5.914%, 10/15/35	153,250	0.1
236,536		ML-CFC Commercial Mortgage Trust, 5.644%, 09/12/49	236,762	0.1
398,220		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.720%, 11/15/26	418,666	0.1
1,270,000		Morgan Stanley Capital I Trust 2005-TOP17, 4.840%, 12/13/41	1,278,990	0.4
900,000		Morgan Stanley Capital I Trust, 5.073%, 08/13/42	921,031	0.3
391,099		Morgan Stanley Capital I Trust, 5.185%, 10/12/52	391,232	0.1
114,414	#	Morgan Stanley Reremic Trust, 5.246%, 12/17/43	115,958	0.0
159,518	#	NorthStar 2012-1 Mortgage Trust, 1.355%, 08/25/29	159,678	0.1
920,000	#	NorthStar 2012-1 Mortgage Trust, 4.400%, 08/25/29	924,600	0.3
1,320,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	1,397,411	0.5
597,118		TIAA Seasoned Commercial Mortgage Trust, 5.573%, 08/15/39	611,119	0.2
580,000		Wachovia Bank Commercial Mortgage Trust, 5.396%, 03/15/42	588,897	0.2

	Total Collateralized Mortgage Obligations (Cost $29,371,502)		28,964,088	9.9

FOREIGN GOVERNMENT BONDS: 0.1%
		Energy: 0.1%
287,000		Petrobras International Finance Co., 2.875%, 02/06/15	288,894	0.1

	Total Foreign Government Bonds (Cost $285,562)		288,894	0.1

ASSET-BACKED SECURITIES: 17.0%
		Automobile Asset-Backed Securities: 5.4%
100,000		BMW Vehicle Owner Trust, 0.670%, 11/27/17	100,052	0.0
210,000		BMW Vehicle Owner Trust, 1.120%, 04/27/20	209,094	0.1
510,000		Capital Auto Receivables Asset Trust, 1.310%, 12/20/17	513,067	0.2
260,000		Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	260,654	0.1
57,000		Capital Auto Receivables Asset Trust 2013-2, 1.240%, 10/20/17	57,342	0.0
660,000		CarMax Auto Owner Trust 2013-3, 1.490%, 01/15/19	662,498	0.2
940,000		CarMax Auto Owner Trust, 1.320%, 07/15/19	932,417	0.3
450,000	#	Chrysler Capital Auto Receivables Trust, 1.760%, 12/16/19	450,154	0.2
480,000		Fifth Third Auto Trust 2014-2, 1.380%, 12/15/20	478,538	0.2
190,000		Ford Credit Auto Owner Trust 2013-D, 1.110%, 02/15/19	187,663	0.1
1,330,000		Ford Credit Auto Owner Trust, 1.250%, 10/15/18	1,335,995	0.5
339,000		Harley-Davidson Motorcycle Trust 2012-1, 0.910%, 02/15/18	340,026	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
840,000		Harley-Davidson Motorcycle Trust, 1.550%, 10/15/21	$838,537	0.3
90,000		Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	89,690	0.0
100,000		Hyundai Auto Receivables Trust, 1.460%, 11/15/19	99,572	0.0
420,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	417,102	0.1
1,330,000		Mercedes-Benz Auto Receivables Trust, 1.130%, 11/15/19	1,333,018	0.5
309,000		Nissan Auto Lease 2013-A, 0.740%, 10/15/18	309,337	0.1
1,380,000		Nissan Auto Receivables 2013-B Owner Trust, 1.310%, 10/15/19	1,385,339	0.5
901,000		Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	898,892	0.3
750,000		Nissan Auto Receivables Owner Trust, 1.000%, 07/16/18	753,569	0.3
300,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	309,713	0.1
1,000,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,006,657	0.3
76,534		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	76,603	0.0
700,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	698,523	0.2
710,000		Volkswagen Auto Lease Trust, 0.990%, 07/20/18	710,725	0.2
400,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	398,604	0.1
200,000		Volkswagen Auto Loan Enhanced Trust 2013-1, 0.560%, 08/21/17	200,163	0.1
810,000		World Omni Auto Receivables Trust, 0.870%, 07/15/19	807,928	0.3
			15,861,472	5.4

		Credit Card Asset-Backed Securities: 4.0%
418,000		Capital One Multi-Asset Execution Trust, 5.050%, 12/17/18	442,839	0.2
640,000		Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	716,518	0.3
200,000		Chase Issuance Trust, 0.524%, 04/15/21	200,588	0.1
1,200,000		Chase Issuance Trust, 1.010%, 10/15/18	1,199,111	0.4
970,000		Chase Issuance Trust, 1.150%, 01/15/19	969,676	0.3
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,519,932	0.5
1,000,000		Citibank Credit Card Issuance Trust, 1.320%, 09/07/18	1,007,127	0.3
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,350,386	0.5
400,000		Discover Card Execution Note Trust, 0.584%, 07/15/21	401,114	0.1
1,000,000		Discover Card Execution Note Trust, 1.040%, 04/15/19	999,945	0.3
740,000		Discover Card Execution Note Trust, 1.670%, 01/18/22	721,383	0.3
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,117,487	0.4
975,000		Dryrock Issuance Trust, 0.640%, 08/15/18	974,318	0.3
			11,620,424	4.0

		Home Equity Asset-Backed Securities: 0.1%
419,441		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	431,097	0.1

		Other Asset-Backed Securities: 7.5%
750,000	#	American Residential Properties 2014-SFR1 Trust, 2.504%, 09/17/31	756,231	0.2
500,000	#	Apidos CDO I Ltd., 0.985%, 07/27/17	499,774	0.2
510,000	#	Ares XII CLO Ltd., 2.235%, 11/25/20	516,656	0.2
250,000	#	Ares XII CLO Ltd., 3.485%, 11/25/20	249,774	0.1
500,000	#	Atrium V, 0.922%, 07/20/20	485,662	0.2
1,000,000	#	Babson CLO Ltd. 2006-I, 0.924%, 07/15/18	999,875	0.3
750,000	#	Babson CLO Ltd. 2006-I, 1.734%, 07/15/18	749,558	0.2
500,000	#	Babson CLO, Inc. 2005-III, 0.633%, 11/10/19	494,117	0.2
415,121	#	Black Diamond CLO Ltd., 0.583%, 06/20/17	414,393	0.1
750,000	#	Carlyle Arnage CLO Ltd., 1.738%, 08/27/21	759,355	0.3
400,000	#	Carlyle Arnage CLO Ltd., 3.488%, 08/27/21	404,024	0.1
800,000	#	Castle Garden Funding, 0.984%, 10/27/20	789,598	0.3
500,000	#	Chatham Light CLO Ltd., 1.939%, 08/03/19	497,892	0.2
750,000	#	CIFC Funding 2006-I Ltd., 1.834%, 10/20/20	726,785	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
600,000	#	CIFC Funding 2006-II Ltd., 1.834%, 03/01/21	$578,265	0.2
1,344,847		CNH Equipment Trust, 0.650%, 04/16/18	1,346,750	0.5
750,000	#	ColumbusNova CLO Ltd 2006-II, 0.983%, 04/04/18	735,692	0.2
250,000	#	ColumbusNova CLO Ltd 2006-II, 3.983%, 04/04/18	250,184	0.1
500,000	#	CP Uniq Aps, 2.034%, 04/15/18	490,943	0.2
523,707	#	Emporia Preferred Funding, 0.734%, 10/18/18	523,472	0.2
400,000	#	Gallatin CLO III 2007-1 Ltd., 1.484%, 05/15/21	385,881	0.1
500,000	#	GoldenTree Loan Opportunities III Ltd., 1.490%, 05/01/22	474,959	0.2
500,000	#	Goldentree Loan Opportunities V Ltd., 3.484%, 10/18/21	498,681	0.2
246,698	#	GSAMP Trust 2005-SEA2, 0.505%, 01/25/45	241,370	0.1
400,000	#	Gulf Stream - Compass CLO, 2.235%, 10/28/19	403,630	0.1
750,000	#	Gulf Stream - Compass CLO, 3.685%, 10/28/19	750,417	0.2
500,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.635%, 06/17/21	478,205	0.2
350,000	#	Gulf Stream - Sextant CLO, 0.934%, 08/21/20	345,826	0.1
340,000	#	Gulf Stream - Sextant CLO, 1.834%, 08/21/20	333,190	0.1
700,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.687%, 08/07/21	688,408	0.2
500,000	#	Kingsland I Ltd., 2.034%, 06/13/19	499,219	0.2
750,000	#	Kingsland III Ltd., 0.885%, 08/24/21	719,335	0.2
500,000	#	Madison Park Funding Ltd., 2.133%, 05/10/19	500,160	0.2
500,000	#	Morgan Stanley Investment Management Croton Ltd, 0.684%, 01/15/18	496,789	0.2
500,000	#	MSIM Peconic Bay Ltd., 2.234%, 07/20/19	503,116	0.2
500,000	#	Muir Grove CLO Ltd., 2.234%, 03/25/20	500,055	0.2
500,000	#	Muir Grove CLO Ltd., 3.234%, 03/25/20	499,222	0.2
351,212		Structured Asset Securities Corp. Trust, 0.355%, 09/25/35	351,344	0.1
350,000	#	WhiteHorse III Ltd./Corp, 0.990%, 05/01/18	349,641	0.1
750,000	#	WhiteHorse III Ltd/Corp, 2.090%, 05/01/18	743,050	0.2
			22,031,498	7.5

	Total Asset-Backed Securities (Cost $49,801,211)		49,944,491	17.0

U.S. TREASURY OBLIGATIONS: 31.1%
		U.S. Treasury Notes: 31.1%
55,002,000		0.500%, due 09/30/16	54,909,597	18.7
4,187,000		1.000%, due 09/15/17	4,180,950	1.4
25,925,000		1.375%, due 11/30/15	26,278,928	9.0
5,707,000		1.750%, due 09/30/19	5,700,979	2.0
52,000		2.125%, due 09/30/21	51,687	0.0

	Total U.S. Treasury Obligations (Cost $91,113,329)		91,122,141	31.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.0%
		Federal Home Loan Bank: 0.1%
150,000		1.150%, due 02/22/18	149,021	0.1

		Federal Home Loan Mortgage Corporation: 1.4%##
1,034,000		0.625%, due 06/20/17	1,034,876	0.4
2,000,000		0.875%, due 10/14/16	2,008,860	0.7
1,000,000		1.000%, due 02/28/17	999,341	0.3
1,699		1.982%, due 07/01/24	1,775	0.0
72		2.000%, due 01/01/17	73	0.0
			4,044,925	1.4

		Federal National Mortgage Association: 0.1%##
1,231		2.332%, due 12/01/17	1,235	0.0
7,296		6.000%, due 07/01/16	7,498	0.0
12,305		6.000%, due 03/01/17	12,764	0.0
17,184		6.000%, due 05/01/17	17,823	0.0
9,825		6.000%, due 09/01/17	9,912	0.0
172,497		6.500%, due 10/01/22	195,386	0.1
35,327		6.500%, due 10/01/32	40,154	0.0
17,361		7.000%, due 10/01/32	17,835	0.0
8,281		7.500%, due 08/01/27	8,390	0.0
			310,997	0.1

		Government National Mortgage Association: 0.4%
1,140,000		4.397%, due 05/16/51	1,224,077	0.4
7,461		9.000%, due 12/15/26	8,677	0.0
			1,232,754	0.4

	Total U.S. Government Agency Obligations (Cost $5,704,768)		5,737,697	2.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
	OTC Interest Rate Swaptions: 0.0%
16,595,000	@ Pay a fixed rate equal to 5.070% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Credit Suisse Group AG	$11,583	0.0

	Total Purchased Options (Cost $76,337)	11,583	0.0

	Total Long-Term Investments (Cost $288,008,407)	287,981,862	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
	Commercial Paper: 1.7%
5,000,000	Bank Tokyo 0.1%, 10/14/14
	(Cost $4,999,806)	4,999,806	1.7

	Securities Lending Collateralcc(1): 0.2%
698,367	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $698,367, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $712,334, due 10/02/14-10/01/44)
	(Cost $698,367)	698,367	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
5,732,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $5,732,000)	5,732,000	2.0

	Total Short-Term Investments (Cost $11,430,173)	11,430,173	3.9

	Total Investments in Securities (Cost $299,438,580)	$299,412,035	102.2
	Liabilities in Excess of Other Assets	(6,479,264)	(2.2)
	Net Assets	$292,932,771	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $299,439,331.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$810,447
Gross Unrealized Depreciation	(837,743)

Net Unrealized Depreciation	$(27,296)

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Purchased Options	$–	$11,583	$–	$11,583
Corporate Bonds/Notes	–	111,912,968	–	111,912,968
Collateralized Mortgage Obligations	–	28,964,088	–	28,964,088
Short-Term Investments	5,732,000	5,698,173	–	11,430,173
U.S. Treasury Obligations	–	91,122,141	–	91,122,141
Asset-Backed Securities	–	49,944,491	–	49,944,491
U.S. Government Agency Obligations	–	5,737,697	–	5,737,697
Foreign Government Bonds	–	288,894	–	288,894
Total Investments, at fair value	$5,732,000	$293,680,035	$–	$299,412,035
Other Financial Instruments+
Futures	46,583	–	–	46,583
Total Assets	$5,778,583	$293,680,035	$–	$299,458,618
Liabilities Table
Other Financial Instruments+
Futures	$(12,934)	$–	$–	$(12,934)
Total Liabilities	$(12,934)	$–	$–	$(12,934)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Limited Maturity Bond Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	262	12/31/14	$57,337,065	$(12,934)
			$57,337,065	$(12,934)
Short Contracts
U.S. Treasury 5-Year Note	(167)	12/31/14	(19,749,054)	46,583
			$(19,749,054)	$46,583

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased options	$11,583
Interest rate contracts	Futures contracts	46,583
Total Asset Derivatives		$58,166

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$12,934
Total Liability Derivatives		$12,934

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

Credit Suisse Group AG
Assets:
Purchased options	$11,583
Total Assets	$11,583

Net OTC derivative instruments by counterparty, at fair value	$11,583

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$11,583

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
Voya Liquid Assets Portfolio	as of September 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 22.9%
13,500,000		Barton Capital LLC, 0.090%,due 10/01/14	$13,500,000	1.3
8,250,000		Barton Capital LLC, 0.090%,due 10/02/14	8,249,979	0.8
8,000,000	#	Barton Capital LLC, 0.183%,due 10/23/14	8,000,000	0.7
13,750,000	#	Barton Capital LLC, 0.184%,due 10/17/14	13,750,000	1.3
41,000,000		Concord Minutemen Capital Co., 0.200%,due 01/05/15	40,978,133	3.9
42,500,000		Crown Point Capital Co., 0.200%,due 10/02/14	42,499,764	4.0
12,000,000		Jupiter Securitization Company LLC, 0.210%,due 02/04/15	11,991,180	1.1
9,000,000		Jupiter Securitization Company LLC, 0.271%,due 12/29/14	8,993,993	0.8
12,100,000		Jupiter Securitization Company LLC, 0.271%,due 03/04/15	12,086,025	1.1
19,000,000	#	Old Line Funding LLC, 0.187%,due 10/02/14	19,000,000	1.8
9,000,000		Old Line Funding LLC, 0.210%,due 01/05/15	8,994,960	0.8
13,750,000		Old Line Funding LLC, 0.230%,due 01/08/15	13,741,303	1.3
32,500,000	#	Thunder Bay Funding LLC, 0.187%,due 10/16/14	32,500,000	3.1
250,000		Thunder Bay Funding LLC, 0.210%,due 02/20/15	249,793	0.0
9,200,000		Thunder Bay Funding LLC, 0.230%,due 10/10/14	9,199,471	0.9
		Total Asset Backed Commercial Paper (Cost $243,734,601)	243,734,601	22.9

Certificates of Deposit: 13.2%
18,000,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 10/18/14	18,000,000	1.7
10,450,000		Credit Suisse New York, 0.500%,due 12/05/14	10,452,943	1.0
8,750,000		Mizuho Bank Ltd./NY, 0.210%,due 10/06/14	8,750,109	0.8
5,500,000		Mizuho Bank Ltd./NY, 0.250%,due 10/24/14	5,500,386	0.5
2,500,000		Nordea Bank Finland NY, 0.205%,due 10/10/14	2,500,034	0.2
900,000		Rabobank Nederland NV NY, 0.210%,due 10/03/14	900,002	0.1
11,000,000		Skandinav Enskilda Bank NY, 0.110%,due 11/24/14	11,000,000	1.0
2,250,000		Skandinav Enskilda Bank NY, 0.280%,due 10/01/14	2,250,000	0.2
5,500,000		Standard Chartered Bank NY, 0.210%,due 10/09/14	5,500,049	0.5
11,000,000		Standard Chartered Bank, 0.500%,due 01/02/15	11,000,000	1.0
18,500,000		Sumitomo Mitsui Bank NY, 0.130%,due 10/02/14	18,500,000	1.8
5,350,000		Sumitomo Mitsui Bank NY, 0.150%,due 10/03/14	5,350,000	0.5
7,250,000		Sumitomo Mitsui Bank NY, 0.210%,due 10/02/14	7,250,006	0.7
15,000,000		Svenska Handelsbanken NY, 0.175%,due 01/02/15	15,000,194	1.4
1,700,000		Svenska Handelsbanken NY, 0.175%,due 11/06/14	1,700,076	0.2
13,750,000		Toronto Dominion Bank NY, 0.140%,due 10/01/14	13,750,000	1.3
2,900,000		Westpac Banking Corp./NY, 0.237%,due 10/31/14	2,900,124	0.3
		Total Certificates of Deposit (Cost $140,303,923)	140,303,923	13.2

Financial Company Commercial Paper: 19.6%
5,500,000		American Honda Finance, 0.080%,due 10/28/14	5,499,670	0.5
1,050,000		ANZ National Int’l Ltd., 0.109%,due 10/30/14	1,049,908	0.1
2,050,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.090%,due 10/03/14	2,049,990	0.2
3,350,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.120%,due 10/01/14	3,350,000	0.3
13,500,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.150%,due 10/06/14	13,499,719	1.3
1,000,000		Credit Suisse New York, 0.320%,due 11/14/14	999,609	0.1
3,920,000		Credit Suisse New York, 0.326%,due 11/25/14	3,918,053	0.4
27,250,000		Mitsubishi UFJ Trust and Banking NY, 0.166%,due 10/03/14	27,249,749	2.6
9,900,000		Mizuho Funding LLC, 0.100%,due 10/22/14	9,899,422	0.9
12,750,000		Mizuho Funding LLC, 0.119%,due 10/15/14	12,749,411	1.2
22,750,000		Nordea Bank AB, 0.200%,due 10/01/14	22,750,000	2.1
2,000,000		Rabobank USA Finance Corp., 0.120%,due 10/06/14	1,999,967	0.2
27,500,000		Skandinaviska Enskilda Banken AB, 0.150%,due 10/10/14	27,498,969	2.6

PORTFOLIO OF INVESTMENTS
Voya Liquid Assets Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Financial Company Commercial Paper: (continued)
32,500,000		Societe Generale North America, 0.080%,due 10/07/14	$32,499,567	3.1
8,250,000		Societe Generale North America, 0.110%,due 11/25/14	8,248,613	0.8
13,500,000		Standard Chartered Bank, 0.255%,due 10/01/14	13,500,000	1.3
12,300,000		Sumitomo Mitsui Banking, 0.133%,due 10/03/14	12,299,909	1.1
9,000,000		Toronto Dominion Bank Ltd., 0.120%,due 10/01/14	9,000,000	0.8
		Total Financial Company Commercial Paper (Cost $208,062,556)	208,062,556	19.6

Government Agency Debt: 5.8%
9,320,000		Federal Home Loan Bank Discount Notes, 0.017%,due 11/28/14	9,319,745	0.9
23,500,000		Federal Home Loan Bank Discount Notes, 0.020%,due 11/14/14	23,499,426	2.2
5,300,000		Federal Home Loan Bank Discount Notes, 0.030%,due 10/24/14	5,299,898	0.5
900,000		Federal Home Loan Bank Discount Notes, 0.050%,due 10/15/14	899,983	0.1
750,000		Federal Home Loan Bank Discount Notes, 0.050%,due 11/12/14	749,956	0.1
6,653,000		Federal Home Loan Bank Discount Notes, 0.055%,due 10/17/14	6,652,837	0.6
12,000,000		Federal Home Loan Bank Discount Notes, 0.058%,due 10/22/14	11,999,594	1.1
1,750,000		Federal Home Loan Bank Discount Notes, 0.060%,due 10/29/14	1,749,918	0.2
1,200,000		Freddie Mac Discount Notes, 0.030%,due 11/21/14	1,199,928	0.1
		Total Government Agency Debt (Cost $61,371,285)	61,371,285	5.8

Other Commercial Paper: 1.3%
13,500,000		Travelers Companies, Inc., 0.070%,due 10/01/14	13,500,000	1.3

		Total Other Commercial Paper (Cost $13,500,000)	13,500,000	1.3

Other Instrument: 4.6%
49,030,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%,due 10/01/14	49,030,000	4.6

		Total Other Instrument (Cost $49,030,000)	49,030,000	4.6

Other Note: 21.5%
16,000,000		American Honda Finance, 0.242%,due 12/05/14	16,000,000	1.5
13,000,000	#	American Honda Finance, 1.450%,due 02/27/15	13,063,181	1.2
2,000,000	#	ANZ New Zealand Int’l Ltd., 1.850%,due 10/15/15	2,026,343	0.2
9,000,000		ANZ New Zealand Int’l/London, 1.129%,due 11/28/14	9,049,449	0.8
3,500,000	#	Australia & New Zealand Banking Group Ltd., 3.700%,due 01/13/15	3,533,343	0.3
8,000,000		Commonwealth Bank of Australia NY, 1.950%,due 03/16/15	8,056,554	0.8
6,000,000	#	Commonwealth Bank of Australia, 3.500%,due 03/19/15	6,088,847	0.6
10,000,000	#	Fosse Master Issuer PLC, 0.274%,due 10/16/14	10,000,000	0.9
3,250,000		General Electric Capital Corp., 2.150%,due 01/09/15	3,266,367	0.3
2,750,000		JPMorgan Chase Bank NA, 0.331%,due 10/21/14	2,749,389	0.3
11,500,000		JPMorgan Chase Bank NA, 0.356%,due 10/22/14	11,500,000	1.1
10,850,000	#	Nordea Bank AB, 2.250%,due 03/20/15	10,949,503	1.0
900,000	#	Rabobank Nederland, 3.200%,due 03/11/15	911,448	0.1
24,000,000	#	Royal Bank of Canada, 0.408%,due 10/01/14	24,000,000	2.3
5,200,000	#	Standard Chartered PLC, 5.500%,due 11/18/14	5,234,755	0.5
24,000,000		Svenska Handelsbanken AB, 0.386%,due 10/04/14	24,000,000	2.3
300,000		Toyota Motor Credit Corp., 0.397%,due 12/05/14	300,099	0.0
12,000,000		U.S. Bank, 0.522%,due 10/14/14	12,001,028	1.1
3,350,000		Wells Fargo & Co., 3.750%,due 10/01/14	3,350,000	0.3
36,250,000		Wells Fargo Bank NA, 0.380%,due 12/24/14	36,250,000	3.4
26,500,000		Westpac Banking Corp, 0.533%,due 10/28/14	26,500,000	2.5
		Total Other Note (Cost $228,830,306)	228,830,306	21.5

PORTFOLIO OF INVESTMENTS
Voya Liquid Assets Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
Treasury Debt: 10.0%
10,750,000	United States Treasury Bill, 0.050%,due 10/23/14	$10,750,000	1.0
95,000,000	United States Treasury Bill, 0.045%,due 04/02/15	94,978,291	9.0
	Total Treasury Debt (Cost $105,728,291)	105,728,291	10.0

	Total Investments in Securities (Cost $1,050,560,962)	$1,050,560,962	98.9
	Assets in Excess of Other Liabilities	12,012,368	1.1
	Net Assets	$1,062,573,330	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Government Agency Debt	$–	$61,371,285	$–	$61,371,285
Other Instrument	49,030,000	–	–	49,030,000
Treasury Debt	–	105,728,291	–	105,728,291
Other Commercial Paper	–	13,500,000	–	13,500,000
Financial Company Commercial Paper	–	208,062,556	–	208,062,556
Other Note	–	228,830,306	–	228,830,306
Asset Backed Commercial Paper	–	243,734,601	–	243,734,601
Certificates of Deposit	–	140,303,923	–	140,303,923
Total Investments, at fair value	$49,030,000	$1,001,530,962	$–	$1,050,560,962

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 12.6%
3,495	@	Amazon.com, Inc.	$1,126,928	0.4
34,939		ARAMARK Holdings Corp.	918,896	0.3
53,370	@	Bed Bath & Beyond, Inc.	3,513,347	1.1
18,490		Cabela’s, Inc.	1,089,061	0.3
129,400	@	Carmax, Inc.	6,010,630	1.9
156,400		Carnival Corp.	6,282,588	1.9
70,443		Comcast Corp. – Class A	3,788,424	1.2
31,434	@	Delphi Automotive PLC	1,928,162	0.6
23,593	@	DirecTV Group	2,041,266	0.6
10,015		Discovery Communications, Inc. - Class A	378,567	0.1
10,130		Discovery Communications, Inc. - Class C	377,646	0.1
45,320		Hilton Worldwide Holdings, Inc.	1,116,232	0.3
119,010		Lowe’s Cos, Inc.	6,298,009	1.9
37,742		Michaels Cos, Inc.	659,730	0.2
6,420		Ralph Lauren Corp.	1,057,567	0.3
30,760	@	Urban Outfitters, Inc.	1,128,892	0.4
33,582		Viacom - Class B	2,583,799	0.8
3,102		Wynn Resorts Ltd.	580,322	0.2
			40,880,066	12.6

		Consumer Staples: 10.4%
110,000		Altria Group, Inc.	5,053,400	1.6
21,000		Brown-Forman Corp.	1,894,620	0.6
88,200		Coca-Cola Co.	3,762,612	1.2
50,001		CVS Caremark Corp.	3,979,579	1.2
9,319		Diageo PLC ADR	1,075,413	0.3
42,900		Energizer Holdings, Inc.	5,285,709	1.6
32,054		PepsiCo, Inc.	2,983,907	0.9
19,177		Philip Morris International, Inc.	1,599,362	0.5
38,753		Procter & Gamble Co.	3,245,176	1.0
28,846		Walgreen Co.	1,709,702	0.5
42,100		Wal-Mart Stores, Inc.	3,219,387	1.0
			33,808,867	10.4

		Energy: 8.1%
36,000		Apache Corp.	3,379,320	1.0
25,456	@	Cameron International Corp.	1,689,769	0.5
39,379		Canadian Natural Resources Ltd.	1,529,481	0.5
79,644		Chevron Corp.	9,503,122	2.9
71,391		ConocoPhillips	5,462,839	1.7
48,189		Halliburton Co.	3,108,673	1.0
22,620		Noble Energy, Inc.	1,546,303	0.5
			26,219,507	8.1

		Financials: 18.9%
11,300	@	Alleghany Corp.	4,725,095	1.5
22,465	@	Aon PLC	1,969,507	0.6
507,140		Bank of America Corp.	8,646,737	2.7
85,567	@	Berkshire Hathaway, Inc.	11,820,225	3.6
28,885		Blackrock, Inc.	9,483,523	2.9
104,161		Citigroup, Inc.	5,397,623	1.7
20,690		Goldman Sachs Group, Inc.	3,798,063	1.2
94,124		JPMorgan Chase & Co.	5,670,030	1.7
187,860		Wells Fargo & Co.	9,744,298	3.0
			61,255,101	18.9

		Health Care: 11.8%
68,799		Abbott Laboratories	2,861,350	0.9
115,700		Bristol-Myers Squibb Co.	5,921,526	1.8
22,284		Cardinal Health, Inc.	1,669,517	0.5
35,620		Celgene Corp.	3,376,063	1.0
15,020		Cigna Corp.	1,362,164	0.4
32,804		Covidien PLC	2,837,874	0.9
88,200		Eli Lilly & Co.	5,719,770	1.8
30,232		IMS Health Holdings, Inc.	791,776	0.2
29,454		Johnson & Johnson	3,139,502	1.0
54,480		Medtronic, Inc.	3,375,036	1.0
6,630	@	Perrigo Co. PLC	995,760	0.3
105,300		Pfizer, Inc.	3,113,721	1.0
3,255	@	Salix Pharmaceuticals Ltd.	508,561	0.2
13,515	@	Vertex Pharmaceuticals, Inc.	1,517,870	0.5
28,845		Zoetis, Inc.	1,065,823	0.3
			38,256,313	11.8

		Industrials: 9.3%
10,365		Dun & Bradstreet Corp.	1,217,577	0.4
46,218		Eaton Corp. PLC	2,928,835	0.9
27,978		FedEx Corp.	4,517,048	1.4
55,300		General Dynamics Corp.	7,028,077	2.2
111,302		General Electric Co.	2,851,557	0.9
38,793		Honeywell International, Inc.	3,612,404	1.1
27,261	@	Jacobs Engineering Group, Inc.	1,330,882	0.4
11,845		Kansas City Southern	1,435,614	0.4
17,645		Nielsen Holdings NV	782,203	0.2
41,004	@	Tyco International Ltd.	1,827,548	0.6
26,119		United Technologies Corp.	2,758,166	0.8
			30,289,911	9.3

		Information Technology: 18.8%
75,649		Apple, Inc.	7,621,637	2.4
41,396		Broadcom Corp.	1,673,226	0.5
153,100		Cisco Systems, Inc.	3,853,527	1.2
250,500		Corning, Inc.	4,844,670	1.5
59,609	@	Electronic Arts, Inc.	2,122,677	0.7
237,339		EMC Corp.	6,944,539	2.1
5,528		Google, Inc.	3,191,646	1.0
3,418		Google, Inc. – Class A	2,011,185	0.6
21,436		Hewlett-Packard Co.	760,335	0.2
19,300		International Business Machines Corp.	3,663,719	1.1

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Large Cap Core Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
135,300	Intel Corp.	$4,711,146	1.5
19,583	Intuit, Inc.	1,716,450	0.5
39,141	Mastercard, Inc.	2,893,303	0.9
135,405	Microsoft Corp.	6,277,376	1.9
2,772	Qualcomm, Inc.	207,262	0.1
21,700	Skyworks Solutions, Inc.	1,259,685	0.4
9,220	Twitter, Inc.	475,568	0.1
28,400	Visa, Inc.	6,059,708	1.9
19,000	Xilinx, Inc.	804,650	0.2
		61,092,309	18.8

	Materials: 5.5%
77,900	Albemarle Corp.	4,588,310	1.4
23,190	Chemtura Corp.	541,023	0.2
19,720	Dow Chemical Co.	1,034,117	0.3
90,700	Mosaic Co.	4,027,987	1.3
19,560	NewMarket Corp.	7,452,751	2.3
		17,644,188	5.5

	Telecommunication Services: 2.4%
156,699	Verizon Communications, Inc.	7,833,383	2.4

	Total Common Stock (Cost $277,991,407)	317,279,645	97.8

SHORT-TERM INVESTMENTS: 3.0%
	Mutual Funds: 3.0%
9,622,014	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $9,622,014)	9,622,014	3.0

	Total Short-Term Investments (Cost $9,622,014)	9,622,014	3.0

	Total Investments in Securities (Cost $287,613,421)	$326,901,659	100.8
	Liabilities in Excess of Other Assets	(2,549,953)	(0.8)
	Net Assets	$324,351,706	100.0

††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $288,575,365.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,949,718
Gross Unrealized Depreciation	(3,623,424)

Net Unrealized Appreciation	$38,326,294

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$317,279,645	$–	$–	$317,279,645
Short-Term Investments	9,622,014	–	–	9,622,014
Total Investments, at fair value	$326,901,659	$–	$–	$326,901,659

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya Retirement Conservative Portfolio	as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
	MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
267,221	Voya Australia Index Portfolio - Class I	$2,562,652	0.5
533,416	Voya Euro STOXX 50® Index Portfolio - Class I	5,990,262	1.1
476,019	Voya FTSE 100 Index® Portfolio - Class I	5,683,672	1.1
77,282	Voya Hang Seng Index Portfolio - Class I	1,078,082	0.2
492,386	Voya Japan TOPIX Index Portfolio - Class I	5,110,968	1.0
1,960,830	Voya RussellTM Mid Cap Index Portfolio - Class I	32,020,352	5.9
23,906,688	Voya U.S. Bond Index Portfolio - Class I	255,323,427	47.4
7,705,453	Voya U.S. Stock Index Portfolio - Class I	109,494,487	20.3
12,751,078	VY® BlackRock Inflation Protected Bond Portfolio - Class I	122,027,813	22.6

	Total Mutual Funds
	(Cost $486,514,114)	539,291,715	100.1

	Liabilities in Excess of Other Assets	(272,886)	(0.1)
	Net Assets	$539,018,829	100.0

Cost for federal income tax purposes is $491,497,049.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$56,976,706
Gross Unrealized Depreciation	(9,182,040)

Net Unrealized Appreciation	$47,794,666

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$539,291,715	$–	$–	$539,291,715
Total Investments, at fair value	$539,291,715	$–	$–	$539,291,715

PORTFOLIO OF INVESTMENTS
Voya Retirement Conservative Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$2,930,841	$276,224	$(506,962)	$(137,451)	2,562,652	$111,687	$31,788	$-
Voya Euro STOXX 50® Index Portfolio - Class I	7,143,757	476,347	(976,803)	(653,039)	5,990,262	235,416	261,772	-
Voya FTSE 100 Index® Portfolio - Class I	6,688,170	947,001	(1,010,495)	(941,004)	5,683,672	230,312	151,114	465,942
Voya Hang Seng Index Portfolio - Class I	1,137,024	132,598	(162,027)	(29,513)	1,078,082	29,652	9,234	-
Voya Japan TOPIX Index Portfolio - Class I	5,556,367	942,246	(836,360)	(551,285)	5,110,968	76,632	31,105	380,860
Voya RussellTM Mid Cap Index Portfolio - Class I	35,596,526	2,598,038	(6,321,086)	146,874	32,020,352	354,589	622,026	1,038,795
Voya U.S. Bond Index Portfolio - Class I	268,563,053	17,545,788	(38,705,591)	7,920,177	255,323,427	2,683,883	(408,621)	-
Voya U.S. Stock Index Portfolio - Class I	118,273,220	14,877,069	(15,907,910)	(7,747,892)	109,494,487	304,206	5,604,086	10,557,347
VY® BlackRock Inflation Protected Bond Portfolio - Class I	129,964,040	8,642,431	(19,866,925)	3,288,267	122,027,813	1,901,945	(1,125,856)	-
	$575,852,998	$46,437,742	$(84,294,159)	$1,295,134	$539,291,715	$5,928,322	$5,176,648	$12,442,944

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Growth Portfolio	as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
10,679,210	Voya Australia Index Portfolio - Class I	$102,413,628	2.3
23,601,300	Voya Emerging Markets Index Portfolio - Class I	264,334,560	5.9
21,297,587	Voya Euro STOXX 50® Index Portfolio - Class I	239,171,898	5.3
19,009,385	Voya FTSE 100 Index® Portfolio - Class I	226,972,054	5.1
3,089,898	Voya Hang Seng Index Portfolio - Class I	43,104,070	1.0
19,667,799	Voya Japan TOPIX Index Portfolio - Class I	204,151,757	4.5
43,991,800	Voya RussellTM Mid Cap Index Portfolio - Class I	718,386,099	16.0
16,875,058	Voya RussellTM Small Cap Index Portfolio - Class I	253,800,872	5.7
106,953,024	Voya U.S. Bond Index Portfolio - Class I	1,142,258,299	25.5
90,764,716	Voya U.S. Stock Index Portfolio - Class I	1,289,766,618	28.8

	Total Mutual Funds (Cost $3,834,437,180)	4,484,359,855	100.1

	Liabilities in Excess of Other Assets	(2,785,314)	(0.1)
	Net Assets	$4,481,574,541	100.0

Cost for federal income tax purposes is $3,834,437,180.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$673,138,710
Gross Unrealized Depreciation	(23,216,035)

Net Unrealized Appreciation	$649,922,675

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$4,484,359,855	$–	$–	$4,484,359,855
Total Investments, at fair value	$4,484,359,855	$–	$–	$4,484,359,855

PORTFOLIO OF INVESTMENTS
Voya Retirement Growth Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$113,203,981	$7,763,161	$(13,888,754)	$(4,664,760)	$102,413,628	$4,449,387	$520,101	$-
Voya Emerging Markets Index Portfolio - Class I	279,561,037	23,465,475	(41,115,243)	2,423,291	264,334,560	4,090,127	(310,057)	-
Voya Euro STOXX 50® Index Portfolio - Class I	275,764,762	9,515,812	(22,977,290)	(23,131,386)	239,171,898	9,376,299	7,381,016	-
Voya FTSE 100 Index® Portfolio - Class I	258,205,078	31,755,784	(23,973,604)	(39,015,204)	226,972,054	9,172,179	7,354,065	18,556,188
Voya Hang Seng Index Portfolio - Class I	43,893,770	4,215,163	(4,511,954)	(492,909)	43,104,070	1,181,081	(235,725)	-
Voya Japan TOPIX Index Portfolio - Class I	214,523,568	31,753,542	(23,269,897)	(18,855,456)	204,151,757	3,051,208	(1,782,575)	15,164,390
Voya RussellTM Mid Cap Index Portfolio - Class I	771,344,769	31,616,854	(53,282,236)	(31,293,288)	718,386,099	7,926,014	48,253,838	23,219,872
Voya RussellTM Small Cap Index Portfolio - Class I	290,576,260	29,192,245	(19,950,577)	(46,017,056)	253,800,872	2,762,468	15,338,656	16,070,790
Voya U.S. Bond Index Portfolio - Class I	1,160,900,833	60,862,235	(115,296,495)	35,791,726	1,142,258,299	12,111,573	(2,764,125)	-
Voya U.S. Stock Index Portfolio - Class I	1,345,566,052	130,138,878	(100,140,697)	(85,797,615)	1,289,766,618	3,625,678	59,203,971	125,827,874
	$4,753,540,110	$360,279,149	$(418,406,747)	$(211,052,657)	$4,484,359,855	$57,746,014	$132,959,165	$198,839,114

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Growth Portfolio	as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.7%
	Affiliated Investment Companies: 99.7%
5,707,150	Voya Australia Index Portfolio - Class I	$54,731,564	1.8
13,313,324	Voya Emerging Markets Index Portfolio - Class I	149,109,230	4.9
11,383,743	Voya Euro STOXX 50® Index Portfolio - Class I	127,839,438	4.2
10,159,899	Voya FTSE 100 Index® Portfolio - Class I	121,309,199	4.0
1,651,160	Voya Hang Seng Index Portfolio - Class I	23,033,675	0.7
10,511,531	Voya Japan TOPIX Index Portfolio - Class I	109,109,689	3.6
26,058,330	Voya RussellTM Mid Cap Index Portfolio - Class I	425,532,535	13.9
7,616,657	Voya RussellTM Small Cap Index Portfolio - Class I	114,554,519	3.7
101,366,819	Voya U.S. Bond Index Portfolio - Class I	1,082,597,627	35.4
59,247,852	Voya U.S. Stock Index Portfolio - Class I	841,911,983	27.5

	Total Mutual Funds (Cost $2,673,630,061)	3,049,729,459	99.7

	Assets in Excess of Other Liabilities	9,460,975	0.3
	Net Assets	$3,059,190,434	100.0

Cost for federal income tax purposes is $2,686,767,124.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$396,212,098
Gross Unrealized Depreciation	(33,249,763)

Net Unrealized Appreciation	$362,962,335

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$3,049,729,459	$–	$–	$3,049,729,459
Total Investments, at fair value	$3,049,729,459	$–	$–	$3,049,729,459

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Growth Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$60,344,280	$4,007,755	$(7,130,398)	$(2,490,073)	$54,731,564	$2,366,806	$259,861	$-
Voya Emerging Markets Index Portfolio - Class I	157,302,498	12,875,900	(22,399,661)	1,330,493	149,109,230	2,296,547	(192,889)	-
Voya Euro STOXX 50® Index Portfolio - Class I	146,996,408	5,023,642	(11,186,615)	(12,993,997)	127,839,438	4,987,771	4,574,342	-
Voya FTSE 100 Index® Portfolio - Class I	137,635,537	16,498,097	(13,810,072)	(19,014,363)	121,309,199	4,879,291	2,140,435	9,871,267
Voya Hang Seng Index Portfolio - Class I	23,399,340	2,131,303	(2,223,615)	(273,353)	23,033,675	628,269	(118,217)	-
Voya Japan TOPIX Index Portfolio - Class I	114,352,222	16,679,557	(11,905,330)	(10,016,760)	109,109,689	1,623,142	(966,413)	8,066,954
Voya RussellTM Mid Cap Index Portfolio - Class I	455,720,240	18,475,019	(30,791,274)	(17,871,450)	425,532,535	4,673,127	27,902,725	13,690,289
Voya RussellTM Small Cap Index Portfolio - Class I	130,805,572	12,719,039	(8,554,217)	(20,415,875)	114,554,519	1,240,922	6,625,614	7,219,124
Voya U.S. Bond Index Portfolio - Class I	1,097,410,037	52,216,809	(97,769,641)	30,740,422	1,082,597,627	11,431,922	482,236	-
Voya U.S. Stock Index Portfolio - Class I	876,096,560	84,562,737	(69,490,216)	(49,257,098)	841,911,983	2,362,367	31,815,678	81,985,135
	$3,200,062,694	$225,189,858	$(275,261,039)	$(100,262,054)	$3,049,729,459	$36,490,164	$72,523,372	$120,832,769

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Portfolio	as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
2,555,979	Voya Australia Index Portfolio - Class I	$24,511,838	1.4
5,963,009	Voya Emerging Markets Index Portfolio - Class I	66,785,699	3.9
5,099,217	Voya Euro STOXX 50® Index Portfolio - Class I	57,264,208	3.3
4,550,601	Voya FTSE 100 Index® Portfolio - Class I	54,334,176	3.2
739,519	Voya Hang Seng Index Portfolio - Class I	10,316,285	0.6
4,708,486	Voya Japan TOPIX Index Portfolio - Class I	48,874,080	2.9
10,421,961	Voya RussellTM Mid Cap Index Portfolio - Class I	170,190,615	10.0
2,132,344	Voya RussellTM Small Cap Index Portfolio - Class I	32,070,448	1.9
59,999,050	Voya U.S. Bond Index Portfolio - Class I	640,789,853	37.5
27,030,661	Voya U.S. Stock Index Portfolio - Class I	384,105,691	22.5
22,972,698	VY® BlackRock Inflation Protected Bond Portfolio - Class I	219,848,718	12.9

	Total Mutual Funds (Cost $1,578,818,144)	1,709,091,611	100.1

	Liabilities in Excess of Other Assets	(977,317)	(0.1)
	Net Assets	$1,708,114,294	100.0

Cost for federal income tax purposes is $1,584,657,235.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$158,869,534
Gross Unrealized Depreciation	(34,435,158)

Net Unrealized Appreciation	$124,434,376

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$1,709,091,611	$–	$–	$1,709,091,611
Total Investments, at fair value	$1,709,091,611	$–	$–	$1,709,091,611

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$27,459,260	$1,814,322	$(3,597,687)	$(1,164,057)	$24,511,838	$1,064,683	$169,930	$-
Voya Emerging Markets Index Portfolio - Class I	71,582,524	5,835,914	(11,252,469)	619,730	66,785,699	1,033,068	(129,171)	-
Voya Euro STOXX 50® Index Portfolio - Class I	66,896,475	2,567,995	(6,319,120)	(5,881,142)	57,264,208	2,243,698	2,124,502	-
Voya FTSE 100 Index® Portfolio - Class I	62,632,684	7,531,792	(7,824,539)	(8,005,761)	54,334,176	2,194,652	440,156	4,439,988
Voya Hang Seng Index Portfolio - Class I	10,647,855	954,366	(1,087,818)	(198,118)	10,316,285	282,590	17,415	-
Voya Japan TOPIX Index Portfolio - Class I	52,038,496	7,516,990	(5,492,762)	(5,188,644)	48,874,080	730,061	233,355	3,628,377
Voya RussellTM Mid Cap Index Portfolio - Class I	185,167,245	8,275,696	(14,346,281)	(8,906,045)	170,190,615	1,876,760	12,993,518	5,498,112
Voya RussellTM Small Cap Index Portfolio - Class I	37,205,090	3,646,094	(2,776,381)	(6,004,355)	32,070,448	348,833	2,143,011	2,029,350
Voya U.S. Bond Index Portfolio - Class I	659,943,921	29,088,933	(66,464,138)	18,221,137	640,789,853	6,787,858	447,355	-
Voya U.S. Stock Index Portfolio - Class I	406,070,451	40,417,855	(35,793,553)	(26,589,062)	384,105,691	1,076,500	18,807,884	37,359,543
VY® BlackRock Inflation Protected Bond Portfolio - Class I	229,321,889	10,274,611	(24,427,849)	4,680,067	219,848,718	3,451,984	(918,405)	-
	$1,808,965,890	$117,924,568	$(179,382,597)	$(38,416,250)	$1,709,091,611	$21,090,687	$36,329,550	$52,955,370

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 11.8%
101,970	@	Amazon.com, Inc.	$32,879,207	0.7
21,584	@	Autonation, Inc.	1,085,891	0.0
8,774	@	Autozone, Inc.	4,471,757	0.1
54,354	@	Bed Bath & Beyond, Inc.	3,578,124	0.1
78,100		Best Buy Co., Inc.	2,623,379	0.1
61,476		BorgWarner, Inc.	3,234,252	0.1
60,709		Cablevision Systems Corp.	1,063,015	0.0
59,005	@	Carmax, Inc.	2,740,782	0.1
121,220		Carnival Corp.	4,869,407	0.1
130,446		CBS Corp. - Class B	6,978,861	0.1
8,348		Chipotle Mexican Grill, Inc.	5,564,693	0.1
73,915		Coach, Inc.	2,632,113	0.1
696,563		Comcast Corp. – Class A	37,461,158	0.8
35,612		Darden Restaurants, Inc.	1,832,594	0.0
80,644	@	Delphi Automotive PLC	4,946,703	0.1
135,169	@	DirecTV Group	11,694,822	0.2
40,819		Discovery Communications, Inc. - Class A	1,542,958	0.0
73,546		Discovery Communications, Inc. - Class C	2,741,795	0.1
81,657		Dollar General Corp.	4,990,059	0.1
55,343	@	Dollar Tree, Inc.	3,103,082	0.1
91,501		D.R. Horton, Inc.	1,877,601	0.0
26,701		Expedia, Inc.	2,339,542	0.1
25,763		Family Dollar Stores, Inc.	1,989,934	0.0
1,043,850		Ford Motor Co.	15,438,542	0.3
12,845	@	Fossil Group, Inc.	1,206,146	0.0
30,324		GameStop Corp.	1,249,349	0.0
60,731		Gannett Co., Inc.	1,801,889	0.0
73,736		Gap, Inc.	3,074,054	0.1
33,478	@,L	Garmin Ltd.	1,740,521	0.0
362,784		General Motors Co.	11,587,321	0.2
41,203		Genuine Parts Co.	3,613,915	0.1
74,098		Goodyear Tire & Rubber Co.	1,673,503	0.0
74,038		H&R Block, Inc.	2,295,918	0.1
58,529		Harley-Davidson, Inc.	3,406,388	0.1
18,330		Harman International Industries, Inc.	1,797,073	0.0
30,880		Hasbro, Inc.	1,698,246	0.0
362,242		Home Depot, Inc.	33,232,081	0.7
113,415		Interpublic Group of Cos., Inc.	2,077,763	0.0
179,248		Johnson Controls, Inc.	7,886,912	0.2
55,085		Kohl’s Corp.	3,361,838	0.1
66,095		L Brands, Inc.	4,427,043	0.1
36,943		Leggett & Platt, Inc.	1,290,050	0.0
47,869		Lennar Corp.	1,858,753	0.0
265,672		Lowe’s Cos, Inc.	14,059,362	0.3
95,041		Macy’s, Inc.	5,529,485	0.1
58,654		Marriott International, Inc.	4,099,915	0.1
90,929		Mattel, Inc.	2,786,974	0.1
264,277		McDonald’s Corp.	25,056,102	0.5
72,911		McGraw-Hill Cos., Inc.	6,157,334	0.1
55,242		Michael Kors Holdings Ltd.	3,943,726	0.1
16,862	@	Mohawk Industries, Inc.	2,273,335	0.0
16,173	@	NetFlix, Inc.	7,296,934	0.2
73,691		Newell Rubbermaid, Inc.	2,535,707	0.1
134,024		News Corp - Class A	2,191,292	0.0
189,292		Nike, Inc.	16,884,846	0.4
38,746		Nordstrom, Inc.	2,649,064	0.1
67,597		Omnicom Group, Inc.	4,654,729	0.1
27,928	@	O’Reilly Automotive, Inc.	4,199,254	0.1
26,735		Petsmart, Inc.	1,873,856	0.0
14,112	@	Priceline.com, Inc.	16,349,881	0.3
91,065		Pulte Homes, Inc.	1,608,208	0.0
22,176		PVH Corp.	2,686,622	0.1
16,333		Ralph Lauren Corp.	2,690,535	0.1
56,475		Ross Stores, Inc.	4,268,381	0.1
27,908		Scripps Networks Interactive - Class A	2,179,336	0.0
173,381		Staples, Inc.	2,097,910	0.0
202,179		Starbucks Corp.	15,256,427	0.3
51,278		Starwood Hotels & Resorts Worldwide, Inc.	4,266,842	0.1
170,559		Target Corp.	10,690,638	0.2
30,588		Tiffany & Co.	2,945,930	0.1
74,986		Time Warner Cable, Inc.	10,759,741	0.2
230,071		Time Warner, Inc.	17,303,640	0.4
186,499		TJX Cos., Inc.	11,035,146	0.2
37,055		Tractor Supply Co.	2,279,253	0.1
29,975		TripAdvisor, Inc.	2,740,315	0.1
506,912		Twenty-First Century Fox, Inc. - Class A	17,382,013	0.4
44,774		Under Armour, Inc.	3,093,883	0.1
28,587	@	Urban Outfitters, Inc.	1,049,143	0.0
92,822		VF Corp.	6,129,037	0.1
102,469		Viacom - Class B	7,883,965	0.2
425,033		Walt Disney Co.	37,840,688	0.8
20,991		Whirlpool Corp.	3,057,339	0.1
33,687		Wyndham Worldwide Corp.	2,737,406	0.1
21,822		Wynn Resorts Ltd.	4,082,460	0.1
118,328		Yum! Brands, Inc.	8,517,249	0.2
			558,082,937	11.8

		Consumer Staples: 9.5%
533,827		Altria Group, Inc.	24,524,012	0.5
173,736		Archer-Daniels-Midland Co.	8,877,910	0.2
116,975		Avon Products, Inc.	1,473,885	0.0
42,521		Brown-Forman Corp.	3,836,245	0.1
48,158		Campbell Soup Co.	2,057,791	0.0
34,678		Clorox Co.	3,330,475	0.1
1,062,387		Coca-Cola Co.	45,321,429	1.0
60,798		Coca-Cola Enterprises, Inc.	2,696,999	0.1
231,061		Colgate-Palmolive Co.	15,069,798	0.3
113,712		ConAgra Foods, Inc.	3,757,045	0.1
45,100	@	Constellation Brands, Inc.	3,930,916	0.1
117,964		Costco Wholesale Corp.	14,783,249	0.3

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
311,699		CVS Caremark Corp.	$24,808,123	0.5
52,517		Dr Pepper Snapple Group, Inc.	3,377,368	0.1
60,549		Estee Lauder Cos., Inc.	4,524,221	0.1
164,851		General Mills, Inc.	8,316,733	0.2
40,158		Hershey Co.	3,832,278	0.1
36,163		Hormel Foods Corp.	1,858,417	0.0
27,404		JM Smucker Co.	2,712,722	0.1
68,816		Kellogg Co.	4,239,066	0.1
32,786		Keurig Green Mountain, Inc.	4,266,442	0.1
100,638		Kimberly-Clark Corp.	10,825,630	0.2
159,862		Kraft Foods Group, Inc.	9,016,217	0.2
131,589		Kroger Co.	6,842,628	0.1
96,896		Lorillard, Inc.	5,805,039	0.1
34,938		McCormick & Co., Inc.	2,337,352	0.0
54,412		Mead Johnson Nutrition Co.	5,235,523	0.1
42,843		Molson Coors Brewing Co.	3,189,233	0.1
453,741		Mondelez International, Inc.	15,547,435	0.3
38,695	@	Monster Beverage Corp.	3,547,171	0.1
405,538		PepsiCo, Inc.	37,751,532	0.8
420,433		Philip Morris International, Inc.	35,064,112	0.7
728,739		Procter & Gamble Co.	61,024,604	1.3
82,935		Reynolds American, Inc.	4,893,165	0.1
62,010		Safeway, Inc.	2,126,943	0.0
157,923		Sysco Corp.	5,993,178	0.1
78,831		Tyson Foods, Inc.	3,103,576	0.1
236,854		Walgreen Co.	14,038,337	0.3
424,982		Wal-Mart Stores, Inc.	32,498,374	0.7
97,226		Whole Foods Market, Inc.	3,705,283	0.1
			450,140,456	9.5

		Energy: 9.6%
136,176		Anadarko Petroleum Corp.	13,813,693	0.3
102,939		Apache Corp.	9,662,884	0.2
117,088		Baker Hughes, Inc.	7,617,745	0.2
112,311		Cabot Oil & Gas Corp.	3,671,447	0.1
54,609	@	Cameron International Corp.	3,624,945	0.1
139,766		Chesapeake Energy Corp.	3,213,220	0.1
511,080		Chevron Corp.	60,982,066	1.3
23,422		Cimarex Energy Co.	2,963,586	0.1
330,927		ConocoPhillips	25,322,534	0.5
61,947		Consol Energy, Inc.	2,345,313	0.1
94,816		Denbury Resources, Inc.	1,425,084	0.0
103,499		Devon Energy Corp.	7,056,562	0.1
19,230	L	Diamond Offshore Drilling	659,012	0.0
62,902	@	Ensco PLC	2,598,482	0.1
147,343		EOG Resources, Inc.	14,589,904	0.3
40,776		EQT Corp.	3,732,635	0.1
1,147,801		ExxonMobil Corp.	107,950,684	2.3
63,210	@	FMC Technologies, Inc.	3,432,935	0.1
228,912		Halliburton Co.	14,767,113	0.3
29,129		Helmerich & Payne, Inc.	2,850,855	0.1
70,399		Hess Corp.	6,640,034	0.1
177,057	L	Kinder Morgan, Inc.	6,788,365	0.1
181,531		Marathon Oil Corp.	6,823,750	0.1
76,255		Marathon Petroleum Corp.	6,456,511	0.1
44,925		Murphy Oil Corp.	2,556,682	0.1
79,831	@	Nabors Industries Ltd.	1,816,954	0.0
115,795		National Oilwell Varco, Inc.	8,811,999	0.2
36,779	@	Newfield Exploration Co.	1,363,398	0.0
68,432	@	Noble Corp. PLC	1,520,559	0.0
96,957		Noble Energy, Inc.	6,627,981	0.1
209,830		Occidental Petroleum Corp.	20,175,154	0.4
55,982		Oneok, Inc.	3,669,620	0.1
150,420		Phillips 66	12,230,650	0.3
38,514		Pioneer Natural Resources Co.	7,586,103	0.2
45,709		QEP Resources, Inc.	1,406,923	0.0
45,404		Range Resources Corp.	3,078,845	0.1
348,924		Schlumberger Ltd.	35,482,082	0.7
95,048	@	Southwestern Energy Co.	3,321,928	0.1
180,565		Spectra Energy Corp.	7,088,982	0.1
34,515		Tesoro Corp.	2,104,725	0.0
91,630	@,L	Transocean Ltd.	2,929,411	0.1
142,097		Valero Energy Corp.	6,574,828	0.1
181,019		Williams Cos., Inc.	10,019,402	0.2
			457,355,585	9.6

		Financials: 15.9%
90,351	@	ACE Ltd.	9,475,109	0.2
14,952	@	Affiliated Managers Group, Inc.	2,995,783	0.1
121,933		Aflac, Inc.	7,102,597	0.2
384,033		American International Group, Inc.	20,745,463	0.4
116,646		Allstate Corp.	7,158,565	0.2
242,240		American Express Co.	21,205,690	0.5
106,619		American Tower Corp.	9,982,737	0.2
50,384		Ameriprise Financial, Inc.	6,216,378	0.1
78,173	@	Aon PLC	6,853,427	0.1
39,322		Apartment Investment & Management Co.	1,251,226	0.0
19,211		Assurant, Inc.	1,235,267	0.0
35,308		AvalonBay Communities, Inc.	4,977,369	0.1
2,830,243		Bank of America Corp.	48,255,643	1.0
304,559		Bank of New York Mellon Corp.	11,795,570	0.3
193,670		BB&T Corp.	7,206,461	0.2
490,650	@	Berkshire Hathaway, Inc.	67,778,391	1.4
33,953		Blackrock, Inc.	11,147,449	0.2
41,205		Boston Properties, Inc.	4,769,891	0.1
151,074		Capital One Financial Corp.	12,330,660	0.3
75,085	@	CBRE Group, Inc.	2,233,028	0.1
308,692		Charles Schwab Corp.	9,072,458	0.2
64,724		Chubb Corp.	5,895,062	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
39,641		Cincinnati Financial Corp.	$1,865,109	0.0
815,973		Citigroup, Inc.	42,283,721	0.9
85,011		CME Group, Inc.	6,797,054	0.1
48,668		Comerica, Inc.	2,426,586	0.1
124,317		Discover Financial Services	8,004,772	0.2
77,706	@	E*Trade Financial Corp.	1,755,378	0.0
97,360		Equity Residential	5,995,429	0.1
17,087		Essex Property Trust, Inc.	3,054,301	0.1
224,527		Fifth Third Bancorp.	4,495,030	0.1
106,024		Franklin Resources, Inc.	5,789,971	0.1
168,890		General Growth Properties, Inc.	3,977,359	0.1
133,656	@	Genworth Financial, Inc.	1,750,894	0.0
110,278		Goldman Sachs Group, Inc.	20,243,732	0.4
120,520		Hartford Financial Services Group, Inc.	4,489,370	0.1
123,488		HCP, Inc.	4,903,708	0.1
87,214		Health Care Real Estate Investment Trust, Inc.	5,439,537	0.1
203,723		Host Hotels & Resorts, Inc.	4,345,412	0.1
133,454		Hudson City Bancorp., Inc.	1,297,173	0.0
219,889		Huntington Bancshares, Inc.	2,139,520	0.0
30,532		Intercontinental Exchange, Inc.	5,955,267	0.1
116,452		Invesco Ltd.	4,597,525	0.1
46,258		Iron Mountain, Inc.	1,510,324	0.0
1,012,313		JPMorgan Chase & Co.	60,981,735	1.3
235,989		Keycorp	3,145,733	0.1
110,622		Kimco Realty Corp.	2,423,728	0.1
27,431		Legg Mason, Inc.	1,403,370	0.0
85,301		Leucadia National Corp.	2,033,576	0.0
70,266		Lincoln National Corp.	3,764,852	0.1
82,058		Loews Corp.	3,418,536	0.1
35,518		M&T Bank Corp.	4,379,014	0.1
37,867		Macerich Co.	2,417,051	0.1
146,498		Marsh & McLennan Cos., Inc.	7,667,705	0.2
302,709		Metlife, Inc.	16,261,527	0.3
50,022		Moody’s Corp.	4,727,079	0.1
412,166		Morgan Stanley	14,248,579	0.3
31,790		Nasdaq Stock Market, Inc.	1,348,532	0.0
112,888		Navient Corp.	1,999,246	0.0
59,602		Northern Trust Corp.	4,054,724	0.1
83,516		People’s United Financial, Inc.	1,208,476	0.0
47,672		Plum Creek Timber Co., Inc.	1,859,685	0.0
145,489		PNC Financial Services Group, Inc.	12,450,949	0.3
73,565		Principal Financial Group, Inc.	3,859,956	0.1
144,862		Progressive Corp.	3,662,111	0.1
134,568		ProLogis, Inc.	5,073,214	0.1
123,805		Prudential Financial, Inc.	10,887,412	0.2
39,031		Public Storage, Inc.	6,472,901	0.1
371,012		Regions Financial Corp.	3,724,960	0.1
83,640		Simon Property Group, Inc.	13,752,089	0.3
113,987		State Street Corp.	8,390,583	0.2
142,897		SunTrust Bank	5,434,373	0.1
70,799		T. Rowe Price Group, Inc.	5,550,642	0.1
35,147		Torchmark Corp.	1,840,648	0.0
91,251		Travelers Cos., Inc.	8,572,119	0.2
68,577		UnumProvident Corp.	2,357,677	0.1
484,972		US Bancorp.	20,286,379	0.4
79,218		Ventas, Inc.	4,907,555	0.1
46,973		Vornado Realty Trust	4,695,421	0.1
1,278,571		Wells Fargo & Co.	66,319,478	1.4
142,189		Weyerhaeuser Co.	4,530,142	0.1
71,457	@	XL Group PLC	2,370,229	0.1
54,577		Zions Bancorp.	1,586,008	0.0
			756,869,390	15.9

		Health Care: 13.8%
404,707		Abbott Laboratories	16,831,764	0.4
428,391		AbbVie, Inc.	24,743,864	0.5
71,124	@	Actavis PLC	17,160,799	0.4
95,438		Aetna, Inc.	7,730,478	0.2
89,762		Agilent Technologies, Inc.	5,114,639	0.1
53,240	@	Alexion Pharmaceuticals, Inc.	8,828,257	0.2
79,985		Allergan, Inc.	14,252,527	0.3
57,371		AmerisourceBergen Corp.	4,434,778	0.1
204,441		Amgen, Inc.	28,715,783	0.6
145,787		Baxter International, Inc.	10,463,133	0.2
51,631		Becton Dickinson & Co.	5,876,124	0.1
63,557	@	Biogen Idec, Inc.	21,025,291	0.4
356,802	@	Boston Scientific Corp.	4,213,832	0.1
446,210		Bristol-Myers Squibb Co.	22,837,028	0.5
90,608		Cardinal Health, Inc.	6,788,351	0.1
54,599		CareFusion Corp.	2,470,605	0.1
215,181		Celgene Corp.	20,394,855	0.4
81,695	@	Cerner Corp.	4,866,571	0.1
71,004		Cigna Corp.	6,439,353	0.1
121,587		Covidien PLC	10,518,491	0.2
20,088		CR Bard, Inc.	2,866,758	0.1
46,241	@	DaVita, Inc.	3,382,067	0.1
38,159		Dentsply International, Inc.	1,740,050	0.0
28,538	@	Edwards Lifesciences Corp.	2,915,157	0.1
264,628		Eli Lilly & Co.	17,161,126	0.4
200,631	@	Express Scripts Holding Co.	14,170,568	0.3
406,852	@	Gilead Sciences, Inc.	43,309,395	0.9
46,069		Hospira, Inc.	2,396,970	0.0
41,517		Humana, Inc.	5,409,250	0.1
9,677	@	Intuitive Surgical, Inc.	4,469,032	0.1
759,054		Johnson & Johnson	80,907,566	1.7
22,851	@	Laboratory Corp. of America Holdings	2,325,089	0.0
30,486		Mallinckrodt PLC - W/I	2,748,313	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
62,333		McKesson Corp.	$12,134,365	0.3
263,628		Medtronic, Inc.	16,331,755	0.3
776,371		Merck & Co., Inc.	46,023,273	1.0
100,672	@	Mylan Laboratories	4,579,569	0.1
23,024		Patterson Cos., Inc.	953,884	0.0
30,392		PerkinElmer, Inc.	1,325,091	0.0
36,016	@	Perrigo Co. PLC	5,409,243	0.1
1,706,583		Pfizer, Inc.	50,463,659	1.1
38,868		Quest Diagnostics	2,358,510	0.0
19,857		Regeneron Pharmaceuticals, Inc.	7,158,846	0.2
76,623		St. Jude Medical, Inc.	4,607,341	0.1
80,495		Stryker Corp.	6,499,971	0.1
26,354	@	Tenet Healthcare Corp.	1,565,164	0.0
107,371		Thermo Fisher Scientific, Inc.	13,067,051	0.3
261,504		UnitedHealth Group, Inc.	22,554,720	0.5
24,553		Universal Health Services, Inc.	2,565,789	0.1
27,776	@	Varian Medical Systems, Inc.	2,225,413	0.0
64,078	@	Vertex Pharmaceuticals, Inc.	7,196,600	0.2
22,599	@	Waters Corp.	2,240,013	0.0
73,811		WellPoint, Inc.	8,829,272	0.2
45,463		Zimmer Holdings, Inc.	4,571,305	0.1
134,892		Zoetis, Inc.	4,984,259	0.1
			655,152,957	13.8

		Industrials: 10.2%
174,395		3M Co.	24,708,284	0.5
46,833		ADT Corp.	1,660,698	0.0
26,507	@	Allegion Public Ltd.	1,262,794	0.0
66,151		Ametek, Inc.	3,321,442	0.1
180,370		Boeing Co.	22,975,531	0.5
168,979		Caterpillar, Inc.	16,733,990	0.3
39,607		CH Robinson Worldwide, Inc.	2,626,736	0.1
26,655		Cintas Corp.	1,881,576	0.0
269,026		CSX Corp.	8,624,974	0.2
46,034		Cummins, Inc.	6,075,567	0.1
164,067		Danaher Corp.	12,465,811	0.3
96,466		Deere & Co.	7,909,247	0.2
226,887		Delta Airlines, Inc.	8,201,965	0.2
44,826		Dover Corp.	3,600,873	0.1
9,789		Dun & Bradstreet Corp.	1,149,914	0.0
128,084		Eaton Corp. PLC	8,116,683	0.2
187,838		Emerson Electric Co.	11,754,902	0.2
32,776		Equifax, Inc.	2,449,678	0.0
52,512		Expeditors International Washington, Inc.	2,130,937	0.0
73,483		Fastenal Co.	3,299,387	0.1
71,442		FedEx Corp.	11,534,311	0.2
36,820		Flowserve Corp.	2,596,546	0.1
42,394		Fluor Corp.	2,831,495	0.1
85,480		General Dynamics Corp.	10,863,653	0.2
2,700,529		General Electric Co.	69,187,553	1.5
210,615		Honeywell International, Inc.	19,612,469	0.4
98,181		Illinois Tool Works, Inc.	8,288,440	0.2
71,998	@	Ingersoll-Rand PLC - Class A	4,057,807	0.1
35,812	@	Jacobs Engineering Group, Inc.	1,748,342	0.0
27,085		Joy Global, Inc.	1,477,216	0.0
29,697		Kansas City Southern	3,599,276	0.1
23,209		L-3 Communications Holdings, Inc.	2,760,014	0.1
72,609		Lockheed Martin Corp.	13,271,473	0.3
95,936		Masco Corp.	2,294,789	0.0
81,883		Nielsen Holdings NV	3,629,873	0.1
83,303		Norfolk Southern Corp.	9,296,615	0.2
55,965		Northrop Grumman Corp.	7,373,948	0.2
95,483		Paccar, Inc.	5,430,596	0.1
28,746		Pall Corp.	2,406,040	0.0
40,048		Parker Hannifin Corp.	4,571,479	0.1
51,826	@	Pentair PLC	3,394,085	0.1
54,585		Pitney Bowes, Inc.	1,364,079	0.0
38,615		Precision Castparts Corp.	9,147,121	0.2
58,349	@	Quanta Services, Inc.	2,117,485	0.0
83,628		Raytheon Co.	8,498,277	0.2
67,971		Republic Services, Inc.	2,652,228	0.1
37,003		Robert Half International, Inc.	1,813,147	0.0
37,107		Rockwell Automation, Inc.	4,077,317	0.1
36,361		Rockwell Collins, Inc.	2,854,339	0.1
26,924		Roper Industries, Inc.	3,938,712	0.1
14,283		Ryder System, Inc.	1,285,042	0.0
15,642		Snap-On, Inc.	1,893,933	0.0
184,399		Southwest Airlines Co.	6,227,154	0.1
42,060		Stanley Black & Decker, Inc.	3,734,507	0.1
22,826	@	Stericycle, Inc.	2,660,599	0.1
75,145		Textron, Inc.	2,704,469	0.1
119,368	@	Tyco International Ltd.	5,320,232	0.1
241,535		Union Pacific Corp.	26,187,225	0.5
189,313		United Parcel Service, Inc. - Class B	18,607,575	0.4
25,813		United Rentals, Inc.	2,867,824	0.1
228,978		United Technologies Corp.	24,180,077	0.5
116,741		Waste Management, Inc.	5,548,700	0.1
16,384		WW Grainger, Inc.	4,123,034	0.1
49,167		Xylem, Inc.	1,744,937	0.0
			484,725,022	10.2

		Information Technology: 19.5%
169,893	@	Accenture PLC	13,815,699	0.3
127,171	@	Adobe Systems, Inc.	8,798,962	0.2
47,951		Akamai Technologies, Inc.	2,867,470	0.1
14,945		Alliance Data Systems Corp.	3,710,395	0.1
83,159		Altera Corp.	2,975,429	0.1
42,209		Amphenol Corp.	4,214,991	0.1
84,568		Analog Devices, Inc.	4,185,270	0.1
1,611,577		Apple, Inc.	162,366,383	3.4
327,919		Applied Materials, Inc.	7,086,330	0.1
61,159	@	Autodesk, Inc.	3,369,861	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
129,433		Automatic Data Processing, Inc.	$10,753,294	0.2
67,748	@	Avago Technologies Ltd.	5,894,076	0.1
144,747		Broadcom Corp.	5,850,674	0.1
87,900		CA, Inc.	2,455,926	0.1
1,372,402		Cisco Systems, Inc.	34,543,358	0.7
44,266	@	Citrix Systems, Inc.	3,157,936	0.1
163,617		Cognizant Technology Solutions Corp.	7,325,133	0.2
39,043		Computer Sciences Corp.	2,387,479	0.0
347,468		Corning, Inc.	6,720,031	0.1
303,996	@	eBay, Inc.	17,215,293	0.4
84,137	@	Electronic Arts, Inc.	2,996,119	0.1
545,994		EMC Corp.	15,975,784	0.3
19,939	@	F5 Networks, Inc.	2,367,557	0.0
524,835		Facebook, Inc.	41,482,958	0.9
76,818		Fidelity National Information Services, Inc.	4,324,853	0.1
20,731		First Solar, Inc.	1,364,307	0.0
67,075		Fiserv, Inc.	4,335,393	0.1
38,145		Flir Systems, Inc.	1,195,464	0.0
76,456		Google, Inc.	44,142,636	0.9
76,462		Google, Inc. – Class A	44,991,005	0.9
28,198		Harris Corp.	1,872,347	0.0
502,290		Hewlett-Packard Co.	17,816,226	0.4
249,698		International Business Machines Corp.	47,400,171	1.0
1,332,514		Intel Corp.	46,398,137	1.0
76,406		Intuit, Inc.	6,696,986	0.1
55,129		Jabil Circuit, Inc.	1,111,952	0.0
108,076		Juniper Networks, Inc.	2,393,883	0.0
44,508		KLA-Tencor Corp.	3,506,340	0.1
43,621		Lam Research Corp.	3,258,489	0.1
65,199		Linear Technology Corp.	2,894,184	0.1
264,909		Mastercard, Inc.	19,582,073	0.4
53,936		Microchip Technology, Inc.	2,547,397	0.1
288,202	@	Micron Technology, Inc.	9,873,801	0.2
2,217,676		Microsoft Corp.	102,811,459	2.2
59,420		Motorola Solutions, Inc.	3,760,098	0.1
85,925		NetApp, Inc.	3,691,338	0.1
138,559		Nvidia Corp.	2,556,414	0.1
875,263		Oracle Corp.	33,505,068	0.7
87,953		Paychex, Inc.	3,887,523	0.1
451,086		Qualcomm, Inc.	33,727,700	0.7
50,894	@	Red Hat, Inc.	2,857,698	0.1
154,937	@	Salesforce.com, Inc.	8,913,526	0.2
60,350		Sandisk Corp.	5,911,283	0.1
87,959	@	Seagate Technology	5,037,412	0.1
185,834		Symantec Corp.	4,368,957	0.1
110,150	@	TE Connectivity Ltd.	6,090,194	0.1
42,762		Teradata Corp.	1,792,583	0.0
287,323		Texas Instruments, Inc.	13,702,434	0.3
44,478		Total System Services, Inc.	1,377,039	0.0
31,042	@	VeriSign, Inc.	1,711,035	0.0
132,493		Visa, Inc.	28,270,031	0.6
59,203		Western Digital Corp.	5,761,636	0.1
142,583		Western Union Co.	2,287,031	0.0
291,739		Xerox Corp.	3,859,707	0.1
72,260		Xilinx, Inc.	3,060,211	0.1
248,950	@	Yahoo!, Inc.	10,144,713	0.2
			927,307,142	19.5

		Materials: 3.4%
51,599		Air Products & Chemicals, Inc.	6,717,158	0.1
18,054		Airgas, Inc.	1,997,675	0.0
316,596		Alcoa, Inc.	5,094,030	0.1
30,449		Allegheny Technologies, Inc.	1,129,658	0.0
25,227		Avery Dennison Corp.	1,126,386	0.0
37,260		Ball Corp.	2,357,440	0.1
26,882		Bemis Co., Inc.	1,022,054	0.0
13,369		CF Industries Holdings, Inc.	3,732,892	0.1
302,096		Dow Chemical Co.	15,841,914	0.3
40,138		Eastman Chemical Co.	3,246,763	0.1
72,579		Ecolab, Inc.	8,334,247	0.2
246,329		EI Du Pont de Nemours & Co.	17,676,569	0.4
35,840		FMC Corp.	2,049,690	0.0
279,650		Freeport-McMoRan, Inc.	9,130,572	0.2
21,844		International Flavors & Fragrances, Inc.	2,094,403	0.0
114,929		International Paper Co.	5,486,710	0.1
114,448	@	LyondellBasell Industries NV - Class A	12,435,920	0.3
16,742		Martin Marietta Materials, Inc.	2,158,713	0.1
45,346		MeadWestvaco Corp.	1,856,465	0.0
141,190		Monsanto Co.	15,885,287	0.3
85,710		Mosaic Co.	3,806,381	0.1
134,237		Newmont Mining Corp.	3,094,163	0.1
85,814		Nucor Corp.	4,657,984	0.1
44,367	@	Owens-Illinois, Inc.	1,155,760	0.0
37,097		PPG Industries, Inc.	7,298,464	0.2
78,598		Praxair, Inc.	10,139,142	0.2
57,064		Sealed Air Corp.	1,990,392	0.0
22,371		Sherwin-Williams Co.	4,899,025	0.1
32,021		Sigma-Aldrich Corp.	4,355,176	0.1
35,234		Vulcan Materials Co.	2,122,144	0.1
			162,893,177	3.4

		Telecommunication Services: 2.6%
1,395,762		AT&T, Inc.	49,186,653	1.0
153,455		CenturyTel, Inc.	6,274,775	0.1
89,856		Crown Castle International Corp.	7,236,104	0.2
269,707		Frontier Communications Corp.	1,755,793	0.1
1,115,650		Verizon Communications, Inc.	55,771,343	1.2
162,204		Windstream Holdings, Inc.	1,748,559	0.0
			121,973,227	2.6

		Utilities: 3.0%
181,924		AES Corp.	2,579,682	0.1
32,157		AGL Resources, Inc.	1,650,940	0.0
65,303		Ameren Corp.	2,503,064	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
131,521	American Electric Power Co., Inc.	$6,866,711	0.1
115,676	CenterPoint Energy, Inc.	2,830,592	0.1
75,576	CMS Energy Corp.	2,241,584	0.1
78,828	Consolidated Edison, Inc.	4,466,395	0.1
156,820	Dominion Resources, Inc.	10,834,694	0.2
47,636	DTE Energy Co.	3,624,147	0.1
190,356	Duke Energy Corp.	14,232,918	0.3
87,689	Edison International	4,903,569	0.1
48,340	Entergy Corp.	3,738,132	0.1
231,245	Exelon Corp.	7,883,142	0.2
113,132	FirstEnergy Corp.	3,797,841	0.1
21,522	Integrys Energy Group, Inc.	1,395,056	0.0
117,442	NextEra Energy, Inc.	11,025,455	0.2
84,865	NiSource, Inc.	3,477,768	0.1
85,045	Northeast Utilities	3,767,494	0.1
90,892	NRG Energy, Inc.	2,770,388	0.1
126,876	Pacific Gas & Electric Co.	5,714,495	0.1
67,561	Pepco Holdings, Inc.	1,807,932	0.0
29,716	Pinnacle West Capital Corp.	1,623,682	0.0
178,812	PPL Corp.	5,872,186	0.1
136,166	Public Service Enterprise Group, Inc.	5,070,822	0.1
38,233	SCANA Corp.	1,896,739	0.0
62,210	Sempra Energy	6,555,690	0.1
241,069	Southern Co.	10,522,662	0.2
62,789	TECO Energy, Inc.	1,091,273	0.0
60,697	Wisconsin Energy Corp.	2,609,971	0.1
136,016	Xcel Energy, Inc.	4,134,886	0.1
		141,489,910	3.0
	Total Common Stock
	(Cost $3,042,026,177)	4,715,989,803	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateralcc(1): 0.2%
2,024,769	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $2,024,770, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $2,065,264, due 10/23/14-03/01/48)	2,024,769	0.0
69,196	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $69,196, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $70,580, due 12/31/15-06/30/18)	69,196	0.0
2,024,769	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $2,024,769, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,065,264, due 10/02/14-10/01/44)	2,024,769	0.1
2,024,769	Royal Bank of Canada, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $2,024,769, collateralized by various U.S. Government Agency Obligations, 1.821%-10.000%, Market Value plus accrued interest $2,065,264, due 08/15/17-09/20/44)	2,024,769	0.0
2,381,828	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $2,381,831, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,429,307, due 04/15/16-01/15/29)	2,381,828	0.1
		8,525,331	0.2

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
30,124,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $30,124,000)	$30,124,000	0.6

	Total Short-Term Investments
	(Cost $38,649,331)	38,649,331	0.8

	Total Investments in Securities (Cost $3,080,675,508)	$4,754,639,134	100.1
	Liabilities in Excess of Other Assets	(3,767,022)	(0.1)
	Net Assets	$4,750,872,112	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $3,138,531,340.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,701,454,840
Gross Unrealized Depreciation	(85,347,046)

Net Unrealized Appreciation	$1,616,107,794

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$4,715,989,803	$–	$–	$4,715,989,803
Short-Term Investments	30,124,000	8,525,331	–	38,649,331
Total Investments, at fair value	$4,746,113,803	$8,525,331	$–	$4,754,639,134
Liabilities Table
Other Financial Instruments+
Futures	$(242,243)	$–	$–	$(242,243)
Total Liabilities	$(242,243)	$–	$–	$(242,243)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Voya U.S. Stock Index Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	378	12/19/14	$37,147,950	$(242,243)
			$37,147,950	$(242,243)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Libabilities Derivatives	Instrument Type

Equity contracts	Futures contracts	$242,243
Total Asset Derivatives		$242,243

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 51.3%
			Treasury Inflation Indexed Protected Securities: 51.3%
	12,164,725		0.125%, due 04/15/16	$12,311,800	1.5
	5,550,939		0.125%, due 04/15/17	5,628,727	0.7
	22,370,909		0.125%, due 04/15/18	22,564,691	2.8
	25,470,590		0.125%, due 04/15/19	25,546,703	3.2
	19,039,672		0.125%, due 01/15/22	18,623,568	2.3
	14,654,927		0.125%, due 07/15/22	14,320,481	1.8
	12,389,377		0.125%, due 01/15/23	12,002,092	1.5
	9,211,212		0.125%, due 07/15/24	8,854,189	1.1
	10,529,577		0.375%, due 07/15/23	10,428,297	1.3
	251,484		0.625%, due 07/15/21	256,855	0.0
	15,958,772		0.625%, due 01/15/24	16,056,955	2.0
	2,980,445		0.625%, due 02/15/43	2,637,436	0.3
	11,576,996		0.750%, due 02/15/42	10,625,405	1.3
	27,696,830		1.125%, due 01/15/21	29,083,565	3.6
	10,181,914		1.250%, due 07/15/20	10,821,262	1.4
	13,072,501		1.375%, due 01/15/20	13,917,882	1.8
	4,620,751		1.375%, due 02/15/44	4,949,882	0.6
	30,557,308		1.750%, due 01/15/28	34,087,513	4.3
	19,854,616		2.000%, due 01/15/26	22,637,945	2.8
	7,453,049		2.125%, due 02/15/40	9,240,534	1.2
	17,859,625		2.125%, due 02/15/41	22,259,935	2.8
	25,319,015		2.375%, due 01/15/25	29,698,184	3.7
	20,807,345		2.375%, due 01/15/27	24,668,688	3.1
	3,303,300		2.500%, due 07/15/16	3,508,435	0.4
	10,336,856		2.500%, due 01/15/29	12,638,305	1.6
	3,281,850		3.375%, due 04/15/32	4,569,652	0.6
	4,095,107		3.625%, due 04/15/28	5,570,871	0.7
	16,504,515		3.875%, due 04/15/29	23,332,935	2.9

		Total U.S. Treasury Obligations
		(Cost $426,283,678)		410,842,787	51.3

FOREIGN GOVERNMENT BONDS: 17.7%
EUR	3,620,104		Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.750%, 04/15/18	4,807,442	0.6
EUR	27,175,000		Bundesschatzanweisungen, -0.090%, 09/16/16	34,383,327	4.3
EUR	29,789,010		Deutsche Bundesrepublik Inflation Linked Bond, 1.500%, 04/15/16	38,685,530	4.8
EUR	36,900,000		France Government Bond OAT, 0.250%, 11/25/16	46,872,410	5.9
EUR	605,900		Hellenic Republic Government Bond, 16.760%, 10/15/42	10,285	0.0
EUR	3,949,639		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	5,223,393	0.7
EUR	727,757		Italy Buoni Poliennali Del Tesoro, 2.600%, 09/15/23	1,044,393	0.1
NZD	8,975,000		New Zealand Government Bond, 3.000%, 09/20/30	7,500,064	0.9
GBP	1,589,596		United Kingdom Gilt Inflation Linked, 0.125%, 03/22/44	2,921,110	0.4

		Total Foreign Government Bonds
		(Cost $146,847,078)		141,447,954	17.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.0%
			Federal Home Loan Mortgage Corporation: 8.0%##
	60,600,000		4.000%, due 09/01/44	63,906,119	8.0

			Federal National Mortgage Association: 10.0%##
	3,212,802		4.000%, due 09/01/44	3,391,403	0.4
	72,394,402		4.000%, due 10/01/44	76,418,833	9.6
				79,810,236	10.0

		Total U.S. Government Agency Obligations
		(Cost $143,464,465)		143,716,355	18.0

# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.3%
			Exchange-Traded Options: 0.0%
	1,152	@	Eurodollar 1-Year Mid-Curve Option, Strike @ 98.750, Exp. 12/13/14	151,200	0.0
	865	@	Eurodollar 3-Year Mid-Curve Option, Strike @ 97.000, Exp. 10/10/14	75,687	0.0
				226,887	0.0

			Options on Currencies: 0.1%
	5,940,000	@	Put EUR vs. Call USD, Strike @ 1.340, Exp. 10/03/14 Counterparty: BNP Paribas Bank	455,721	0.1

			Options on Exchange Traded Futures Contracts: 0.0%
	444	@	U.S. Treasury 10-Year Note, Strike @ 123.500, Exp. 10/24/14	90,190	0.0

			Options on Inflation Floors: 0.0%
	8,810,000	@	Inflation Rate Floor on Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU), Portfolio receives maximum of 0% minus CPTFEMU., Exp. 11/19/15 Counterparty: Barclays Bank PLC	3,342	0.0

			OTC Interest Rate Swaptions: 0.2%
	6,440,000	@	Receive a fixed rate equal to 3.350% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/15/17 Counterparty: Barclays Bank PLC	461,561	0.1

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
	OTC Interest Rate Swaptions: (continued)
6,440,000	@ Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.350%, Exp. 05/15/17 Counterparty: Barclays Bank PLC	$210,717	0.0
10,100,000	@ Receive a floating rate equal to the 6-month EUR-EURIBOR and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	1,234,397	0.1
		1,906,675	0.2

	Total Purchased Options
	(Cost $2,491,361)	2,682,815	0.3

	Total Long-Term Investments
	(Cost $719,086,582)	698,689,911	87.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.7%
	Mutual Funds: 11.7%
43,929,073	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††	43,929,073	5.5
49,873,653	Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 0.010%††	49,873,653	6.2

	Total Short-Term Investments
	(Cost $93,802,726)	93,802,726	11.7

	Total Investments in Securities (Cost $812,889,308)	$792,492,637	99.0
	Assets in Excess of Other Liabilities	8,191,388	1.0
	Net Assets	$800,684,025	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

EUR	EU Euro
GBP	British Pound
NZD	New Zealand Dollar

Cost for federal income tax purposes is $814,022,471.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$974,596
Gross Unrealized Depreciation	(22,504,430)

Net Unrealized Depreciation	$(21,529,834)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Purchased Options	$317,077	$2,365,738	$–	$2,682,815
U.S. Treasury Obligations	–	410,842,787	–	410,842,787
Foreign Government Bonds	–	141,447,954	–	141,447,954
Short-Term Investments	93,802,726	–	–	93,802,726
U.S. Government Agency Obligations	–	143,716,355	–	143,716,355
Total Investments, at fair value	$94,119,803	$698,372,834	$–	$792,492,637
Other Financial Instruments+
Centrally Cleared Swaps	–	45,793	–	45,793
Forward Foreign Currency Contracts	–	5,885,566	–	5,885,566
Futures	550,931	–	–	550,931
OTC Swaps	–	191,744	–	191,744
Total Assets	$94,670,734	$704,495,937	$–	$799,166,671
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(823,832)	$–	$(823,832)
Futures	(523,583)	–	–	(523,583)
OTC Swaps	–	(112,327)	–	(112,327)
Written Options	(56,375)	(2,414,207)	–	(2,470,582)
Total Liabilities	$(579,958)	$(3,350,366)	$–	$(3,930,324)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	6,265,000	Buy	10/06/14	$8,098,333	$7,913,264	$(185,069)
Barclays Bank PLC	EU Euro	7,287,000	Buy	10/06/14	9,407,999	9,204,144	(203,855)
Barclays Bank PLC	EU Euro	2,903,000	Buy	10/06/14	3,813,177	3,666,753	(146,424)
Barclays Bank PLC	Australian Dollar	4,216,000	Buy	10/21/14	3,903,776	3,686,068	(217,708)
BNP Paribas Bank	British Pound	1,768,000	Buy	10/06/14	2,895,236	2,866,076	(29,160)
Deutsche Bank AG	Australian Dollar	1,751,000	Buy	10/21/14	1,568,682	1,530,907	(37,775)
UBS AG	Canadian Dollar	107,000	Buy	10/21/14	99,333	95,492	(3,841)
							$(823,832)

Barclays Bank PLC	British Pound	3,563,000	Sell	10/06/14	$5,909,004	$5,775,921	$133,083
Barclays Bank PLC	EU Euro	6,265,000	Sell	12/15/14	8,103,348	7,917,237	186,111
Barclays Bank PLC	New Zealand Dollar	10,983,000	Sell	10/21/14	9,579,581	8,556,706	1,022,875
BNP Paribas Bank	British Pound	75,000	Sell	10/06/14	122,409	121,582	827
BNP Paribas Bank	EU Euro	45,783,000	Sell	10/06/14	60,388,738	57,828,090	2,560,648
JPMorgan Chase & Co.	EU Euro	9,143,000	Sell	10/06/14	11,894,458	11,548,440	346,018
Goldman Sachs & Co.	EU Euro	64,339,000	Sell	10/06/14	82,571,386	81,266,005	1,305,381
Royal Bank of Scotland Group PLC	Australian Dollar	5,967,000	Sell	10/21/14	5,547,598	5,216,975	330,623
							$5,885,566

VY® BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on September 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	406	12/18/17	$98,556,500	$(14,373)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Australia 10-Year Bond	95	12/15/14	$10,047,825	$135,558
Euro-Bund	5	12/08/14	945,398	5,548
U.S. Treasury 2-Year Note	18	12/31/14	3,939,188	(1,817)
U.S. Treasury 5-Year Note	342	12/31/14	40,444,171	(158,120)
			$153,933,082	$(33,204)
Short Contracts
90-Day Eurodollar	(349)	06/15/15	(86,765,762)	63,187
Euro-Schatz	(618)	12/08/14	(86,647,077)	(23,982)
Japan 10-Year Bond (TSE)	(25)	12/11/14	(33,243,674)	(11,230)
U.S. Treasury 10-Year Note	(666)	12/19/14	(83,010,660)	(314,061)
U.S. Treasury Long Bond	(159)	12/19/14	(21,927,094)	14,684
U.S. Treasury Ultra Long Bond	(256)	12/19/14	(39,040,000)	331,954
			$(350,634,267)	$60,552

VY® BlackRock Inflation Protected Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on September 30, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.831%	08/27/44	GBP	2,450,000	$37,214	$37,038
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.620%	07/02/24	USD	9,500,000	8,947	8,755
				$46,161	$45,793

VY® BlackRock Inflation Protected Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2014:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.852% and pay a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) Counterparty: Barclays Bank PLC	03/10/16	USD	20,575,000	$26,673	$(1)	$26,674
Receive a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.066% Counterparty: Barclays Bank PLC	03/10/18	USD	20,575,000	(112,327)	–	(112,327)
				$(85,654)	$(1)	$(85,653)

VY® BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on September 30, 2014:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Barclays Real Rates Basket. Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 40 basis points, and, if negative, the absolute value of the total return of the basket. Counterparty: Barclays Bank PLC	10/22/14	USD	313,416,587	$165,071	$–	$165,071
				$165,071	$–	$165,071

VY® BlackRock Inflation Protected Bond Portfolio Written Inflation Caps Outstanding on September 30, 2014:

Inflation Caps

Description	Counterparty	Exercise Rate	Exercise Index	Termination Date	Notional Amount		Premiums Received	Fair Value
Cap- HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR	3,140,000	$217,411	$(15,103)
							$217,411	$(15,103)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

VY® BlackRock Inflation Protected Bond Portfolio Written Options Open on September 30, 2014:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Eurodollar 1-Year Mid-Curve Option	99.00	12/12/14	410	$55,819	$(56,375)
				$55,819	$(56,375)

VY® BlackRock Inflation Protected Bond Portfolio Written OTC Options on September 30, 2014:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
9,405,000	UBS AG	Put EUR vs. Call USD	1.250	EUR	12/23/14	$88,106	$(107,474)
			Total Written OTC Options			$88,106	$(107,474)

VY® BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on September 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR	Pay	4.500%	06/08/22	EUR	10,100,000	$475,560	$(354,980)
Put OTC Swaption	Barclays Bank PLC	3-month USB-LIBOR-BBA	Pay	3.540%	09/11/17	USD	6,440,000	620,172	(558,921)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.800%	02/23/15	USD	26,800,000	326,960	(19,836)
Put OTC Swaption	Deutsche Bank AG	3-month USB-LIBOR-BBA	Pay	3.200%	06/30/15	USD	23,700,000	436,080	(327,366)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	2.800%	02/23/15	USD	26,800,000	326,960	(445,846)
Call OTC Swaption	Barclays Bank PLC	3-month USB-LIBOR-BBA	Receive	3.540%	09/11/17	USD	6,440,000	620,172	(584,681)
				Total Written Swaptions				$2,805,904	$(2,291,630)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$455,721
Interest rate contracts	Purchased options	2,227,094
Foreign exchange contracts	Forward foreign currency contracts	5,885,566
Interest rate contracts	Futures contracts	550,931
Interest rate contracts	Interest rate swaps*	45,793
Interest rate contracts	Interest rate swaps	26,674
Interest rate contracts	Total return swaps	165,071
Total Asset Derivatives		$9,356,850

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$823,832
Interest rate contracts	Futures contracts	523,583
Interest rate contracts	Interest rate swaps	112,327
Foreign exchange contracts	Written options	107,474
Interest rate contracts	Written options	2,363,108
Total Liability Derivatives		$3,930,324

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Royal Bank of Scotland Group PLC	UBS AG	Totals
Assets:
Purchased options	$675,620	$455,721	$1,234,397	$-	$-	$-	$-	$2,365,738
Forward foreign currency contracts	1,342,069	2,561,475	-	1,305,381	346,018	330,623	-	5,885,566
Interest rate swaps	26,674	-	-	-	-	-	-	26,674
Total return swaps	165,071	-	-	-	-	-	-	165,071
Total Assets	$2,209,434	$3,017,196	$1,234,397	$1,305,381	$346,018	$330,623	$-	$8,443,049

Liabilities:
Forward foreign currency contracts	$753,056	$29,160	$37,775	$-	$-	$-	$3,841	$823,832
Interest rate swaps	112,327	-	-	-	-	-	-	112,327
Written options	1,609,284	-	697,449	-	-	-	107,474	2,414,207
Total Liabilities	$2,474,667	$29,160	$735,224	$-	$-	$-	$111,315	$3,350,366

Net OTC derivative instruments by counterparty, at fair value	$(265,233)	$2,988,036	$499,173	$1,305,381	$346,018	$330,623	$(111,315)	$5,092,683

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$(600,000)	$-	$-	$-	$-	$(600,000)

Net Exposure(1)	$(265,233)	$2,988,036	$(100,827)	$1,305,381	$346,018	$330,623	$(111,315)	$4,492,683

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 6.3%
1,145,500		Federation Centres Ltd	$2,584,259	0.8
891,017		Goodman Group	4,026,722	1.2
547,985		Investa Office Fund	1,606,261	0.5
2,945,641		Mirvac Group	4,431,016	1.3
1,188,008	@	Scentre Group	3,418,143	1.0
1,121,566		Stockland	3,874,796	1.1
202,788		Westfield Corp.	1,321,378	0.4
			21,262,575	6.3

		Canada: 1.0%
33,000		Boardwalk Real Estate Investment Trust	2,030,180	0.6
32,500		Canadian Real Estate Investment Trust	1,407,719	0.4
			3,437,899	1.0

		France: 3.8%
13,606		ICADE	1,148,905	0.3
89,925		Klepierre	3,933,517	1.2
56,720	L	Mercialys	1,236,875	0.4
25,349		Unibail-Rodamco SE	6,518,724	1.9
			12,838,021	3.8

		Germany: 1.3%
63,074		LEG Immobilien AG	4,360,289	1.3

		Hong Kong: 6.4%
447,400		Hang Lung Properties Ltd.	1,271,687	0.4
609,213		Hongkong Land Holdings Ltd.	4,140,659	1.2
295,600		Link Real Estate Investment Trust	1,705,800	0.5
2,147,900		New World Development Ltd.	2,502,182	0.8
631,200		Sun Hung Kai Properties Ltd.	8,956,190	2.7
885,300		Swire Properties Ltd.	2,758,371	0.8
			21,334,889	6.4

		Japan: 14.7%
1,379	L	GLP J-Reit	1,593,618	0.5
1,356		Japan Hotel REIT Investment Corp.	826,165	0.2
691		Japan Real Estate Investment Corp.	3,554,025	1.1
2,268		Japan Retail Fund Investment Corp.	4,571,608	1.4
385		Kenedix Office Investment Corp.	2,067,228	0.6
488,319		Mitsubishi Estate Co., Ltd.	11,005,392	3.3
443,682		Mitsui Fudosan Co., Ltd.	13,615,905	4.0
903		Nippon Prologis REIT, Inc.	2,099,396	0.6
99,000		Nomura Real Estate Holdings, Inc.	1,702,566	0.5
125,000		NTT Urban Development Corp.	1,314,231	0.4
1,066		Orix JREIT, Inc.	1,340,048	0.4
81,000		Sumitomo Realty & Development Co., Ltd.	2,885,831	0.9
78,800		Tokyo Tatemono Co., Ltd.	638,507	0.2
1,383		United Urban Investment Corp.	2,122,672	0.6
			49,337,192	14.7

		Luxembourg: 0.9%
168,368	@	GAGFAH SA	3,129,934	0.9

		Netherlands: 1.1%
20,541		Corio NV	1,006,785	0.3
28,737		Eurocommercial Properties NV	1,265,497	0.4
266,255		Nieuwe Steen Investments Funds NV	1,399,242	0.4
			3,671,524	1.1

		Singapore: 3.4%
2,162,800		CapitaCommercial Trust	2,702,552	0.8
1,014,000		CapitaLand Ltd.	2,540,329	0.8
1,937,000		Global Logistic Properties Ltd.	4,111,492	1.2
1,492,400		Suntec Real Estate Investment Trust	2,057,418	0.6
			11,411,791	3.4

		Sweden: 1.0%
130,083		Castellum AB	1,975,387	0.6
24,600		Fabege AB	312,419	0.1
94,667		Hufvudstaden AB	1,176,475	0.3
			3,464,281	1.0

		Switzerland: 0.5%
17,962		PSP Swiss Property AG	1,505,910	0.5

		United Kingdom: 7.3%
470,619	@	British Land Co. PLC	5,347,791	1.6
75,710		Derwent Valley Holdings PLC	3,340,199	1.0
329,110		Great Portland Estates PLC	3,401,742	1.0
409,750		Hammerson PLC	3,803,878	1.1
415,466		Land Securities Group PLC	6,975,744	2.1
296,200		Safestore Holdings Ltd.	1,027,588	0.3
96,956		Unite Group PLC	665,150	0.2
			24,562,092	7.3

		United States: 51.0%
383,100		American Realty Capital Properties, Inc.	4,620,186	1.4
52,125		AvalonBay Communities, Inc.	7,348,061	2.2
146,500		BioMed Realty Trust, Inc.	2,959,300	0.9
47,180		Boston Properties, Inc.	5,461,557	1.6
135,000		Brandywine Realty Trust	1,899,450	0.6
75,300		Brixmor Property Group, Inc.	1,676,178	0.5
138,670		Cousins Properties, Inc.	1,657,106	0.5

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
268,100	DCT Industrial Trust, Inc.	$2,013,431	0.6
298,200	DDR Corp.	4,988,886	1.5
144,100	Douglas Emmett, Inc.	3,699,047	1.1
230,800	Duke Realty Corp.	3,965,144	1.2
178,500	Equity Residential	10,992,030	3.3
32,470	Essex Property Trust, Inc.	5,804,013	1.7
285,982	General Growth Properties, Inc.	6,734,876	2.0
158,500	Health Care Real Estate Investment Trust, Inc.	9,885,645	2.9
97,900	Healthcare Realty Trust, Inc.	2,318,272	0.7
142,900	Healthcare Trust of America, Inc.	1,657,640	0.5
41,820	Highwoods Properties, Inc.	1,626,798	0.5
96,400	Hilton Worldwide Holdings, Inc.	2,374,332	0.7
452,121	Host Hotels & Resorts, Inc.	9,643,741	2.9
91,100	Kilroy Realty Corp.	5,414,984	1.6
152,800	Kimco Realty Corp.	3,347,848	1.0
184,300	Lexington Realty Trust	1,804,297	0.5
76,900	Liberty Property Trust	2,557,694	0.7
63,465	Macerich Co.	4,050,971	1.2
36,200	Pebblebrook Hotel Trust	1,351,708	0.4
51,500	Post Properties, Inc.	2,644,010	0.8
231,497	ProLogis, Inc.	8,727,437	2.6
24,844	Public Storage, Inc.	4,120,129	1.2
82,400	Ramco-Gershenson Properties	1,339,000	0.4
80,201	Simon Property Group, Inc.	13,186,648	3.9
68,600	SL Green Realty Corp.	6,950,552	2.1
305,200	Spirit Realty Capital, Inc.	3,348,044	1.0
130,500	@ Strategic Hotel Capital, Inc.	1,520,325	0.4
39,200	Sun Communities, Inc.	1,979,600	0.6
119,600	Sunstone Hotel Investors, Inc.	1,652,872	0.5
35,940	Tanger Factory Outlet Centers, Inc.	1,175,957	0.3
32,120	Taubman Centers, Inc.	2,344,760	0.7
200,475	UDR, Inc.	5,462,944	1.6
73,831	Vornado Realty Trust	7,380,147	2.2
		171,685,620	51.0

	Total Common Stock
	(Cost $241,872,171)	332,002,017	98.7

WARRANTS: 0.0%
	Hong Kong: 0.0%
24,750	Sun Hung Kai Properties Ltd.	$41,373	0.0

	Total Warrants
	(Cost $7,661)	41,373	0.0

	Total Long-Term Investments
	(Cost $241,879,832)	332,043,390	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Securities Lending Collateralcc(1): 0.6%
990,440	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $990,440, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,010,249, due 10/23/14-03/01/48)	990,440	0.3
1,000,000	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 10/02/14-10/01/44)	1,000,000	0.3
		1,990,440	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
2,016,867	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,016,867)	2,016,867	0.6

	Total Short-Term Investments
	(Cost $4,007,307)	4,007,307	1.2

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Total Investments in Securities (Cost $245,887,139)	$336,050,697	99.9
Assets in Excess of Other Liabilities	362,864	0.1
Net Assets	$336,413,561	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $268,911,075.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$85,909,259
Gross Unrealized Depreciation	(18,769,637)

Net Unrealized Appreciation	$67,139,622

REIT Diversification	Percentage of Net Assets
Retail REITs	21.6%
Diversified REITs	15.6
Diversified Real Estate Activities	13.6
Residential REITs	12.2
Office REITs	12.2
Real Estate Operating Companies	6.9
Specialized REITs	5.7
Industrial REITs	5.5
Hotels, Resorts & Cruise Lines	4.5
Real Estate Services	0.9
Real Estate Development	0.0
Assets in Excess of Other Liabilities*	1.3
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$21,262,575	$–	$21,262,575
Canada	3,437,899	–	–	3,437,899
France	1,236,875	11,601,146	–	12,838,021
Germany	–	4,360,289	–	4,360,289
Hong Kong	–	21,334,889	–	21,334,889
Japan	–	49,337,192	–	49,337,192
Luxembourg	–	3,129,934	–	3,129,934
Netherlands	–	3,671,524	–	3,671,524
Singapore	–	11,411,791	–	11,411,791

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Sweden	$–	$3,464,281	$–	$3,464,281
Switzerland	–	1,505,910	–	1,505,910
United Kingdom	1,027,588	23,534,504	–	24,562,092
United States	171,685,620	–	–	171,685,620
Total Common Stock	177,387,982	154,614,035	–	332,002,017
Warrants	41,373	–	–	41,373
Short-Term Investments	2,016,867	1,990,440	–	4,007,307
Total Investments, at fair value	$179,446,222	$156,604,475	$–	$336,050,697

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Consumer Discretionary: 1.4%
251,200	Hilton Worldwide Holdings, Inc.	$6,187,056	0.9
46,300	Starwood Hotels & Resorts Worldwide, Inc.	3,852,623	0.5
		10,039,679	1.4

	Financials: 97.6%
137,100	Alexandria Real Estate Equities, Inc.	10,111,125	1.5
1,346,994	American Realty Capital Properties, Inc.	16,244,748	2.4
112,000	American Residential Properties, Inc.	2,054,080	0.3
186,552	AvalonBay Communities, Inc.	26,298,235	3.8
429,500	BioMed Realty Trust, Inc.	8,675,900	1.3
205,296	Boston Properties, Inc.	23,765,065	3.5
450,700	Brandywine Realty Trust	6,341,349	0.9
121,100	Brixmor Property Group, Inc.	2,695,686	0.4
145,900	Camden Property Trust	9,998,527	1.5
264,600	CBL & Associates Properties, Inc.	4,736,340	0.7
237,800	Corrections Corp. of America	8,170,808	1.2
571,600	Cousins Properties, Inc.	6,830,620	1.0
470,700	CubeSmart	8,463,186	1.2
1,442,600	DCT Industrial Trust, Inc.	10,833,926	1.6
945,200	DDR Corp.	15,813,196	2.3
68,957	Digital Realty Trust, Inc.	4,301,538	0.6
457,800	Douglas Emmett, Inc.	11,751,726	1.7
837,100	Duke Realty Corp.	14,381,378	2.1
118,500	EPR Properties	6,005,580	0.9
614,271	Equity Residential	37,826,808	5.5
108,792	Essex Property Trust, Inc.	19,446,570	2.8
899,153	General Growth Properties, Inc.	21,175,053	3.1
261,352	HCP, Inc.	10,378,288	1.5
498,300	Health Care Real Estate Investment Trust, Inc.	31,078,971	4.5
369,245	Healthcare Realty Trust, Inc.	8,743,722	1.3
355,800	Healthcare Trust of America, Inc.	4,127,280	0.6
207,447	Highwoods Properties, Inc.	8,069,688	1.2
1,535,668	Host Hotels & Resorts, Inc.	32,755,798	4.8
235,600	Kilroy Realty Corp.	14,004,064	2.0
379,078	Kimco Realty Corp.	8,305,599	1.2
685,900	Lexington Realty Trust	6,714,961	1.0
139,545	Liberty Property Trust	4,641,267	0.7
198,023	Macerich Co.	12,639,808	1.8
133,900	Pebblebrook Hotel Trust	4,999,826	0.7
155,700	Post Properties, Inc.	7,993,638	1.2
793,484	ProLogis, Inc.	29,914,347	4.4
134,064	Public Storage, Inc.	22,233,174	3.2
343,011	Ramco-Gershenson Properties	5,573,929	0.8
244,500	Regency Centers Corp.	13,161,435	1.9
340,871	Simon Property Group, Inc.	56,046,010	8.2
180,054	SL Green Realty Corp.	18,243,071	2.7
945,000	Spirit Realty Capital, Inc.	10,366,650	1.5
434,800	@ Strategic Hotel Capital, Inc.	5,065,420	0.7
149,351	Sun Communities, Inc.	7,542,225	1.1
553,000	Sunstone Hotel Investors, Inc.	7,642,460	1.1
59,998	Tanger Factory Outlet Centers, Inc.	1,963,134	0.3
91,114	Taubman Centers, Inc.	6,651,322	1.0
624,903	UDR, Inc.	17,028,607	2.5
168,095	Ventas, Inc.	10,413,485	1.5
247,413	Vornado Realty Trust	24,731,403	3.6
113,035	Washington Prime Group, Inc.	1,975,852	0.3
		668,926,878	97.6

	Total Common Stock
	(Cost $596,847,520)	678,966,557	99.0

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
3,088,519	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $3,088,519)	3,088,519	0.5

	Total Short-Term Investments
	(Cost $3,088,519)	3,088,519	0.5

	Total Investments in Securities (Cost $599,936,039)	$682,055,076	99.5
	Assets in Excess of Other Liabilities	3,172,725	0.5
	Net Assets	$685,227,801	100.0

††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $608,366,386.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$87,321,602
Gross Unrealized Depreciation	(13,632,912)

Net Unrealized Appreciation	$73,688,690

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

REIT Diversification	Percentage of Net Assets
Retail REITs	21.3%
Residential REITs	21.1%
Specialized REITs	14.5
Office REITs	14.1
Diversified REITs	12.8
Hotels, Resorts & Cruise Lines	8.0
Industrial REITs	7.2
Assets in Excess of Other Liabilities*	1.0
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$678,966,557	$–	$–	$678,966,557
Short-Term Investments	3,088,519	–	–	3,088,519
Total Investments, at fair value	$682,055,076	$–	$–	$682,055,076

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
VY® DFA World Equity Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.6%
850,560	@	DFA Emerging Markets Core Equity Portfolio	$16,985,689	8.8
1,079,262	@	DFA International Real Estate Securities Portfolio	5,849,602	3.0
1,498,176	@	DFA International Vector Equity Portfolio	17,184,079	8.9
2,019,659	@	DFA Large Cap International Portfolio	43,988,168	22.9
1,444,367	@	DFA U.S. Core Equity 1 Portfolio	24,958,654	13.0
1,994,335	@	DFA U.S. Large Company Portfolio	31,031,860	16.2
317,024	@	DFA U.S. Small Cap Portfolio	9,390,253	4.9
794,451		VA International Small Portfolio	9,565,195	5.0
1,029,434		VA International Value Portfolio	13,362,051	7.0
411,859		VA U.S. Large Value Portfolio	9,612,798	5.0
501,478		VA U.S. Targeted Value Portfolio	9,352,557	4.9

	Total Mutual Funds
	(Cost $147,931,619)		191,280,906	99.6

SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
408,911		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $408,911)	408,911	0.2

	Total Short-Term Investments (Cost $408,911)		408,911	0.2

	Total Investments in Securities (Cost $148,340,530)		$191,689,817	99.8
	Assets in Excess of Other Liabilities		305,619	0.2
	Net Assets		$191,995,436	100.0

††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $148,996,566.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$42,693,251
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$42,693,251

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$191,280,906	$–	$–	$191,280,906
Short-Term Investments	408,911	–	–	408,911
Total Investments, at fair value	$191,689,817	$–	$–	$191,689,817

PORTFOLIO OF INVESTMENTS
vy® fmrsm Diversified Mid Cap Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 16.2%
36,800		Abercrombie & Fitch Co.	$1,337,312	0.1
37,200	@	ANN, Inc.	1,530,036	0.1
55,521		Brinker International, Inc.	2,819,912	0.3
17,400	@	Carter’s, Inc.	1,347,421	0.1
62,700		Cheesecake Factory	2,852,850	0.3
48,300		Comcast Corp. – Class A	2,597,574	0.2
85,100	@	Deckers Outdoor Corp.	8,270,018	0.8
71,647	@	Delphi Automotive PLC	4,394,827	0.4
97,900		Dick’s Sporting Goods, Inc.	4,295,852	0.4
166,500	@	Dollar Tree, Inc.	9,335,655	0.9
154,280		Foot Locker, Inc.	8,585,682	0.8
67,983		Gentex Corp.	1,819,905	0.2
99,151	@	G-III Apparel Group Ltd.	8,215,652	0.7
69,400		GNC Holdings, Inc.	2,688,556	0.2
102,200		Hanesbrands, Inc.	10,980,368	1.0
24,732		Harley-Davidson, Inc.	1,439,402	0.1
43,494		Harman International Industries, Inc.	4,264,152	0.4
26,400		Hasbro, Inc.	1,451,868	0.1
37,804		Iida Group Holdings Co. Ltd.	462,401	0.0
466,600		Interpublic Group of Cos., Inc.	8,548,112	0.8
78,600		Johnson Controls, Inc.	3,458,400	0.3
10,534	@	Jubilant Foodworks Ltd.	209,168	0.0
45,500		Lithia Motors, Inc.	3,443,895	0.3
21,500	@	LKQ Corp.	571,511	0.1
113,899		McGraw-Hill Cos., Inc.	9,618,770	0.9
9,400		Naspers Ltd.	1,029,521	0.1
438,112	@	New Focus Auto Tech Holdings Ltd.	28,775	0.0
25,600	@	Norwegian Cruise Line Holdings Ltd.	922,112	0.1
3,663	@	NVR, Inc.	4,139,263	0.4
3,509		Page Industries Ltd.	451,730	0.0
38,319		Polaris Industries, Inc.	5,739,803	0.5
153,300		Pulte Homes, Inc.	2,707,278	0.3
50,900		Ralph Lauren Corp.	8,384,757	0.8
103,600	@	Royal Caribbean Cruises Ltd.	6,971,244	0.6
32,801	@	Signet Jewelers Ltd.	3,736,362	0.3
68,716	@	Tenneco, Inc.	3,594,534	0.3
157,300		Texas Roadhouse, Inc.	4,379,232	0.4
15,800		Time Warner Cable, Inc.	2,267,142	0.2
5,700		TripAdvisor, Inc.	521,094	0.1
211,100	@	Urban Outfitters, Inc.	7,747,370	0.7
31,800		VF Corp.	2,099,754	0.2
49,832		Visteon Corp.	4,846,162	0.4
18,100		Whirlpool Corp.	2,636,265	0.2
34,500		Williams-Sonoma, Inc.	2,296,665	0.2
125,822		Wyndham Worldwide Corp.	10,224,296	0.9
			179,262,658	16.2

		Consumer Staples: 3.4%
79,079		Archer-Daniels-Midland Co.	4,040,937	0.4
6,211		Britannia Industries Ltd.	139,571	0.0
91,533	@	Bunge Ltd.	7,709,825	0.7
70,063		CVS Caremark Corp.	5,576,314	0.5
135,332		Dr Pepper Snapple Group, Inc.	8,703,201	0.8
18,746		Ingredion, Inc.	1,420,759	0.1
26,502		Keurig Green Mountain, Inc.	3,448,705	0.3
123,200		Kroger Co.	6,406,400	0.6
12,600	@	SunOpta, Inc.	152,332	0.0
			37,598,044	3.4

		Energy: 7.0%
61,089		Apache Corp.	5,734,424	0.5
56,400		Atwood Oceanics, Inc.	2,464,116	0.2
49,419		Baker Hughes, Inc.	3,215,200	0.3
25,500	@	Cameron International Corp.	1,692,690	0.2
55,748		Canadian Natural Resources Ltd.	2,165,807	0.2
17,200		Carrizo Oil & Gas, Inc.	925,704	0.1
105,900		Chesapeake Energy Corp.	2,434,641	0.2
26,866		Cimarex Energy Co.	3,399,355	0.3
75,110		Continental Resources, Inc.	4,993,313	0.5
49,149		Devon Energy Corp.	3,350,979	0.3
14,500	@	Dril-Quip, Inc.	1,296,300	0.1
133,500		Halliburton Co.	8,612,085	0.8
66,779		National Oilwell Varco, Inc.	5,081,882	0.5
92,600	@	Navigator Holdings Ltd.	2,577,058	0.2
146,900	@	Newfield Exploration Co.	5,445,583	0.5
59,900		Patterson-UTI Energy, Inc.	1,948,547	0.2
44,055		Phillips 66	3,582,112	0.3
110,700		Precision Drilling Corp.	1,195,020	0.1
26,500		Schlumberger Ltd.	2,694,785	0.2
184,800		Suncor Energy, Inc.	6,687,749	0.6
23,000		Superior Energy Services	756,010	0.1
10,700	L	Teekay Tankers Ltd.	39,911	0.0
9,900		Valero Energy Corp.	458,073	0.0
18,700		Western Refining, Inc.	785,213	0.1
73,684	@	Whiting Petroleum Corp.	5,714,194	0.5
			77,250,751	7.0

		Financials: 10.3%
6,800	@	Affiliated Managers Group, Inc.	1,362,448	0.1
9,400		Aflac, Inc.	547,550	0.1
46,310		Altisource Residential Corp.	1,111,440	0.1
39,396		American Express Co.	3,448,726	0.3
81,400		Ameriprise Financial, Inc.	10,043,132	0.9
7,449		Bajaj Finserv Ltd.	136,131	0.0
242,816		Blackstone Group LP	7,643,848	0.7

vy® fmrsm Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
227,348		Boston Private Financial Holdings, Inc.	$2,816,842	0.3
315,286	@	CBRE Group, Inc.	9,376,606	0.9
15,600		Chubb Corp.	1,420,848	0.1
24,113		Comerica, Inc.	1,202,274	0.1
80,900		Commerce Bancshares, Inc.	3,611,780	0.3
11,526		CRISIL Ltd.	376,401	0.0
16,000		Digital Realty Trust, Inc.	998,080	0.1
22,700	@	E*Trade Financial Corp.	512,793	0.0
44,612		Fidelity & Guaranty Life	952,466	0.1
133,900		First Commonwealth Financial Corp.	1,123,421	0.1
13,700		Howard Hughes Corp.	2,055,000	0.2
278,027		Huntington Bancshares, Inc.	2,705,203	0.2
71,700		Invesco Ltd.	2,830,716	0.3
69,909		Jones Lang LaSalle, Inc.	8,832,303	0.8
161,100		Ladder Capital Corp.	3,044,790	0.3
64,445		Lakeland Financial Corp.	2,416,687	0.2
167,742	@	Lazard Ltd.	8,504,519	0.8
3,900		M&T Bank Corp.	480,831	0.0
133,301		Marsh & McLennan Cos., Inc.	6,976,974	0.6
24,104		Mid-America Apartment Communities, Inc.	1,582,428	0.1
24,500		Moody’s Corp.	2,315,250	0.2
69,997		Primerica, Inc.	3,375,255	0.3
125,800		Principal Financial Group, Inc.	6,600,726	0.6
81,681		Raymond James Financial, Inc.	4,376,468	0.4
46,935		Reinsurance Group of America, Inc.	3,760,902	0.3
1,100		SL Green Realty Corp.	111,452	0.0
324,100		SLM Corp.	2,774,296	0.3
45,887		SunTrust Bank	1,745,083	0.2
16,600		Virtus Investment Partners	2,883,420	0.3
			114,057,089	10.3

		Health Care: 11.8%
24,061	@	Actavis PLC	5,805,438	0.5
119,200		Agilent Technologies, Inc.	6,792,016	0.6
167,165	@	Boston Scientific Corp.	1,974,219	0.2
133,298		Cardinal Health, Inc.	9,986,686	0.9
50,500	@	Catamaran Corp.	2,126,957	0.2
34,300		Covidien PLC	2,967,293	0.3
29,823		CR Bard, Inc.	4,256,040	0.4
50,900	@	DaVita, Inc.	3,722,826	0.3
98,300		Dentsply International, Inc.	4,482,480	0.4
7,277		Greatbatch, Inc.	310,073	0.0
125,610	@	HCA Holdings, Inc.	8,858,017	0.8
292,200	@	Hologic, Inc.	7,109,226	0.6
48,632		Jazz Pharmaceuticals PLC	7,808,354	0.7
35,629		Mallinckrodt PLC - W/I	3,211,954	0.3
49,544		McKesson Corp.	9,644,730	0.9
356,449		MedAssets, Inc.	7,385,623	0.7
25,800	@	Molina Healthcare, Inc.	1,091,340	0.1
76,475		Omnicare, Inc.	4,761,333	0.4
40,073	@	Salix Pharmaceuticals Ltd.	6,261,006	0.6
163,200		Steris Corp.	8,806,272	0.8
163,862		Teva Pharmaceutical Industries Ltd. ADR	8,807,583	0.8
69,757		Thermo Fisher Scientific, Inc.	8,489,427	0.8
11,700	@	United Therapeutics Corp.	1,505,205	0.1
40,200		Zimmer Holdings, Inc.	4,042,110	0.4
			130,206,208	11.8

		Industrials: 18.8%
10,318	@	AerCap Holdings NV	422,006	0.0
134,843		Air Lease Corp.	4,382,398	0.4
6,400		Allegiant Travel Co.	791,424	0.1
26,700		Ametek, Inc.	1,340,607	0.1
18,043		Apogee Enterprises, Inc.	718,111	0.1
20,664		ArcBest Corp.	770,767	0.1
58,797		Caterpillar, Inc.	5,822,667	0.5
208,735		Con-way, Inc.	9,914,913	0.9
98,100		CSX Corp.	3,145,086	0.3
39,468		Cummins, Inc.	5,208,987	0.5
126,208		Curtiss-Wright Corp.	8,319,631	0.8
51,848		Dun & Bradstreet Corp.	6,090,585	0.6
175,402		EMCOR Group, Inc.	7,009,064	0.6
38,739	@	Esterline Technologies Corp.	4,310,489	0.4
71,643		FedEx Corp.	11,566,762	1.0
34,637		Fluor Corp.	2,313,405	0.2
17,318		G&K Services, Inc.	959,071	0.1
57,755		GATX Corp.	3,371,159	0.3
6,112		Granite Construction, Inc.	194,423	0.0
36,626		HD Supply Holdings, Inc	998,425	0.1
35,213	@	Herman Miller, Inc.	1,058,749	0.1
31,900		Huntington Ingalls Industries, Inc.	3,324,299	0.3
28,473		Huron Consulting Group, Inc.	1,735,999	0.2
11,246		IDEX Corp.	813,873	0.1
53,240		Illinois Tool Works, Inc.	4,494,521	0.4
45,503	@	Ingersoll-Rand PLC - Class A	2,564,549	0.2
184,450		ITT Corp.	8,289,183	0.7
84,475	@	Jacobs Engineering Group, Inc.	4,124,070	0.4
11,800		JB Hunt Transport Services, Inc.	873,790	0.1
105,742		KAR Auction Services, Inc.	3,027,393	0.3
13,600		Lennox International, Inc.	1,045,432	0.1
198,903		Manitowoc Co., Inc.	4,664,275	0.4
41,200		MRC Global, Inc.	960,784	0.1
72,656		Mueller Industries, Inc.	2,073,602	0.2
48,500		Norfolk Southern Corp.	5,412,600	0.5

vy® fmrsm Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
114,221		Performant Financial Corp.	$922,906	0.1
16,304		Primoris Services Corp.	437,599	0.0
173,628	@	Quanta Services, Inc.	6,300,960	0.6
60,335		Republic Services, Inc.	2,354,272	0.2
38,101		Rexnord Corp.	1,083,973	0.1
36,408		Roper Industries, Inc.	5,326,126	0.5
63,673		Ryder System, Inc.	5,728,660	0.5
112,449	@	Saia, Inc.	5,572,972	0.5
57,300		Snap-On, Inc.	6,937,884	0.6
282,424		Southwest Airlines Co.	9,537,459	0.9
199,736		Spirit Airlines, Inc.	13,809,747	1.2
48,873		SPX Corp.	4,590,641	0.4
8,700		Stanley Black & Decker, Inc.	772,473	0.1
56,253		Swift Transportation Co.	1,180,188	0.1
249,142		Textron, Inc.	8,966,621	0.8
50,600	@	Uzel Makina Sanayii AS	–	–
20,396	L	Valmont Industries, Inc.	2,752,032	0.2
23,100	@	WABCO Holdings, Inc.	2,100,945	0.2
33,500		Wabtec Corp.	2,714,840	0.2
93,940		Woodward Governor Co.	4,473,423	0.4
			207,676,820	18.8

		Information Technology: 26.2%
181,760		Activision Blizzard, Inc.	3,778,790	0.3
8,405		Alliance Data Systems Corp.	2,086,709	0.2
159,795	@	Arrow Electronics, Inc.	8,844,653	0.8
118,300		Aruba Networks, Inc.	2,552,914	0.2
950,400	@	Atmel Corp.	7,679,232	0.7
117,833		Avnet, Inc.	4,890,070	0.4
33,749		Blackhawk Network Holdings, Inc.	1,090,093	0.1
183,200		Broadcom Corp.	7,404,944	0.7
85,743		Broadridge Financial Solutions, Inc. ADR	3,569,481	0.3
163,411		Brocade Communications Systems, Inc.	1,776,278	0.2
444,200	@	Cadence Design Systems, Inc.	7,644,682	0.7
257,076		CDW Corp./DE	7,982,210	0.7
146,400		CommScope Holding Co., Inc.	3,500,424	0.3
26,185		Computer Sciences Corp.	1,601,213	0.1
27,767		Conversant, Inc.	951,020	0.1
146,500		Cypress Semiconductor Corp.	1,446,688	0.1
239,800	@	Electronic Arts, Inc.	8,539,278	0.8
187,494		EMC Corp.	5,486,074	0.5
161,748		Euronet Worldwide, Inc.	7,729,937	0.7
133,800		EVERTEC, Inc.	2,989,092	0.3
74,191	@	F5 Networks, Inc.	8,809,439	0.8
39,559		Fair Isaac Corp.	2,179,701	0.2
301,300		Fairchild Semiconductor International, Inc.	4,679,189	0.4
184,080		Fidelity National Information Services, Inc.	10,363,704	0.9
131,922		Fiserv, Inc.	8,526,778	0.8
50,168		FleetCor Technologies, Inc.	7,129,876	0.6
375,618		Freescale Semiconductor Holdings Ltd.	7,335,820	0.7
260,184	@	Genpact Ltd.	4,246,203	0.4
144,841		Global Payments, Inc.	10,121,489	0.9
9,616		Google, Inc.	5,551,894	0.5
127,000		Ingram Micro, Inc.	3,277,870	0.3
30,597		Intuit, Inc.	2,681,827	0.2
86,900		Jabil Circuit, Inc.	1,752,773	0.2
119,433		Juniper Networks, Inc.	2,645,441	0.2
36,954		Knowles Corp.	979,281	0.1
39,200		MAXIMUS, Inc.	1,573,096	0.1
81,100		Methode Electronics, Inc.	2,990,157	0.3
81,464		Microchip Technology, Inc.	3,847,545	0.3
337,400		Nokia OYJ ADR	2,854,404	0.3
419,424		Nvidia Corp.	7,738,373	0.7
187,049	@	NXP Semiconductor NV	12,799,763	1.2
913,996	@	PMC - Sierra, Inc.	6,818,410	0.6
84,486	@	PTC, Inc.	3,117,533	0.3
779,400	@	RF Micro Devices, Inc.	8,994,276	0.8
295,300	@	Riverbed Technolgoy, Inc.	5,476,339	0.5
119,631	@	Rovi Corp.	2,362,114	0.2
71,800	@	Semtech Corp.	1,949,370	0.2
47,800		Skyworks Solutions, Inc.	2,774,790	0.3
215,254		Super Micro Computer, Inc.	6,332,773	0.6
129,751	@	Synopsys, Inc.	5,150,466	0.5
196,674	@	TE Connectivity Ltd.	10,874,105	1.0
80,200		Tencent Holdings Ltd.	1,193,492	0.1
142,400		Tivo, Inc.	1,822,008	0.2
274,343		Total System Services, Inc.	8,493,659	0.8
204,400	@	Trimble Navigation Ltd.	6,234,200	0.6
29,566	L	Ubiquiti Networks, Inc.	1,109,612	0.1
99,779		Verint Systems, Inc.	5,548,710	0.5
9,700		WEX, Inc.	1,070,104	0.1
455,136		Xerox Corp.	6,021,449	0.5
			288,971,815	26.2

		Materials: 5.1%
41,292		Albemarle Corp.	2,432,099	0.2
12,700		Ashland, Inc.	1,322,070	0.1
832,000	@	B2Gold Corp.	1,693,790	0.2
109,400		Boise Cascade Co.	3,297,316	0.3
66,489		Cabot Corp.	3,375,647	0.3
238,489	@	Constellium NV - Class A	5,869,214	0.5
176,628		Cytec Industries, Inc.	8,352,738	0.8
16,600		Eastman Chemical Co.	1,342,774	0.1
212,396	@	Ferro Corp.	3,077,618	0.3
80,300		Huntsman Corp.	2,086,997	0.2
50,097	@	LyondellBasell Industries NV - Class A	5,443,540	0.5
71,200		Methanex Corp.	4,752,812	0.4
320,864	@	New Gold, Inc.	1,624,446	0.1
190,194		PolyOne Corp.	6,767,103	0.6

vy® fmrsm Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
38,800		Potash Corp. of Saskatchewan, Inc.	$1,343,510	0.1
84,504		Steel Dynamics, Inc.	1,910,635	0.2
41,100		TimkenSteel Corp.	1,910,739	0.2
			56,603,048	5.1

		Telecommunication Services: 0.5%
101,400		Verizon Communications, Inc.	5,068,986	0.5

		Utilities: 0.3%
41,518		Dynegy, Inc.	1,198,209	0.1
13,332		Energen Corp.	963,104	0.1
50,900		Exelon Corp.	1,735,181	0.1
			3,896,494	0.3

		Total Common Stock
	(Cost $1,016,875,214)		1,100,591,913	99.6

PREFERRED STOCK: 0.1%
		Financials: 0.1%
49,856	P	GMAC Capital Trust I	1,326,668	0.1

		Total Preferred Stock
		(Cost $1,030,152)	1,326,668	0.1

WARRANTS: 0.0%
		Energy: 0.0%
22,657		Voyager Oil & Gas, Inc.	9	0.0

		Total Warrants
		(Cost $–)	9	0.0

		Total Long-Term Investments
		(Cost $1,017,905,366)	1,101,918,590	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Securities Lending Collateralcc(1): 0.3%
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,020,000, due 10/23/14-03/01/48)	1,000,000	0.1
1,000,000	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 10/02/14-10/01/44)	1,000,000	0.1
921,187	Royal Bank of Canada, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $921,187, collateralized by various U.S. Government Agency Obligations, 1.821%-10.000%, Market Value plus accrued interest $939,611, due 08/15/17-09/20/44)	921,187	0.1
		2,921,187	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
397,480	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $397,480)	397,480	0.0

	Total Short-Term Investments
	(Cost $3,318,667)	3,318,667	0.3

	Total Investments in Securities (Cost $1,021,224,033)	$1,105,237,257	100.0
	Liabilities in Excess of Other Assets	(549,250)	–
	Net Assets	$1,104,688,007	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

vy® fmrsm Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,024,607,191.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$111,030,596
Gross Unrealized Depreciation	(30,400,530)

Net Unrealized Appreciation	$80,630,066

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$177,561,568	$1,701,090	$–	$179,262,658
Consumer Staples	37,458,473	139,571	–	37,598,044
Energy	77,250,751	–	–	77,250,751
Financials	113,544,557	512,532	–	114,057,089
Health Care	130,206,208	–	–	130,206,208
Industrials	207,676,820	–	–	207,676,820
Information Technology	287,778,323	1,193,492	–	288,971,815
Materials	56,603,048	–	–	56,603,048
Telecommunication Services	5,068,986	–	–	5,068,986
Utilities	3,896,494	–	–	3,896,494
Total Common Stock	1,097,045,228	3,546,685	–	1,100,591,913
Preferred Stock	–	1,326,668	–	1,326,668
Warrants	–	9	–	9
Short-Term Investments	397,480	2,921,187	–	3,318,667
Total Investments, at fair value	$1,097,442,708	$7,794,549	$–	$1,105,237,257

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 54.4%
		Consumer Discretionary: 1.3%
24,512	L	Dex Media, Inc.	$234,335	0.0
140,000		Ford Motor Co.	2,070,600	0.2
41,208		General Motors Co.	1,316,183	0.1
158,700		Target Corp.	9,947,316	1.0
			13,568,434	1.3

		Consumer Staples: 0.8%
85,000		PepsiCo, Inc.	7,912,650	0.8

		Energy: 8.6%
340,000		BP PLC ADR	14,943,000	1.5
365,000		Canadian Oil Sands Ltd.	6,733,247	0.7
80,500		Chevron Corp.	9,605,260	0.9
105,300		ENI S.p.A.	2,498,385	0.3
106,235		ExxonMobil Corp.	9,991,402	1.0
61,900		HollyFrontier Corp.	2,703,792	0.3
293,400		Royal Dutch Shell PLC - Class A ADR	22,336,542	2.2
161,200		Spectra Energy Corp.	6,328,712	0.6
50,000		Total S.A. ADR	3,222,500	0.3
60,000	@,L	Transocean Ltd.	1,918,200	0.2
113,000		Williams Cos., Inc.	6,254,550	0.6
			86,535,590	8.6

		Financials: 4.4%
539,000		Bank of America Corp.	9,189,950	0.9
43,000		Commonwealth Bank of Australia	2,831,230	0.3
500,000		HSBC Holdings PLC	5,080,612	0.5
135,800		JPMorgan Chase & Co.	8,180,592	0.8
60,000		Metlife, Inc.	3,223,200	0.3
45,200		Royal Bank of Canada	3,230,734	0.4
583,113	@	Scentre Group	1,677,736	0.1
214,800		Wells Fargo & Co.	11,141,676	1.1
			44,555,730	4.4

		Health Care: 6.7%
56,300		Eli Lilly & Co.	3,651,055	0.4
104,800		Johnson & Johnson	11,170,632	1.1
410,200		Merck & Co., Inc.	24,316,656	2.4
378,100		Pfizer, Inc.	11,180,417	1.1
36,700		Roche Holding AG - Genusschein	10,837,624	1.1
115,000		Sanofi-Aventis SA ADR	6,489,450	0.6
			67,645,834	6.7

		Industrials: 4.2%
16,400		Boeing Co.	2,089,032	0.2
21,700		Caterpillar, Inc.	2,148,951	0.2
1,222		Ceva Holdings LLC	1,344,035	0.1
24,300		Deere & Co.	1,992,357	0.2
571,600		General Electric Co.	14,644,392	1.5
40,000		Lockheed Martin Corp.	7,311,200	0.7
30,500		Raytheon Co.	3,099,410	0.3
100,000		Republic Services, Inc.	3,902,000	0.4
131,000		Waste Management, Inc.	6,226,430	0.6
			42,757,807	4.2

		Information Technology: 4.8%
85,400		Apple, Inc.	8,604,050	0.8
243,200		Cisco Systems, Inc.	6,121,344	0.6
660,400		First Data Holdings, Inc.	2,626,893	0.3
512,200		Intel Corp.	17,834,804	1.8
123,100		Microsoft Corp.	5,706,916	0.6
109,000		Texas Instruments, Inc.	5,198,210	0.5
49,700		Xilinx, Inc.	2,104,795	0.2
			48,197,012	4.8

		Materials: 8.7%
70,000	L	Agrium, Inc.	6,230,000	0.6
37,931		AngloGold Ashanti Ltd. ADR	455,172	0.1
268,900		Barrick Gold Corp.	3,942,074	0.4
377,600		BHP Billiton PLC	10,444,580	1.0
322,900		Dow Chemical Co.	16,932,876	1.7
129,100		EI Du Pont de Nemours & Co.	9,264,216	0.9
251,000		Freeport-McMoRan, Inc.	8,195,150	0.8
130,800		GoldCorp, Inc.	3,012,324	0.3
130,000	@	LyondellBasell Industries NV - Class A	14,125,800	1.4
20,000		Mosaic Co.	888,200	0.1
286,000	L	Rio Tinto PLC ADR	14,065,480	1.4
			87,555,872	8.7

		Telecommunication Services: 2.6%
355,400		AT&T, Inc.	12,524,296	1.3
30,000		CenturyTel, Inc.	1,226,700	0.1
800,000		Telstra Corp., Ltd.	3,711,821	0.4
59,000		Verizon Communications, Inc.	2,949,410	0.3
46,025		Verizon Communications, Inc. - VZC	2,304,062	0.2
954,545		Vodafone Group PLC	3,145,421	0.3
			25,861,710	2.6

		Utilities: 12.3%
53,000		AGL Resources, Inc.	2,721,020	0.3
150,000		American Electric Power Co., Inc.	7,831,500	0.8
111,700		Dominion Resources, Inc.	7,717,353	0.8
194,965		Duke Energy Corp.	14,577,533	1.4
170,000		Dynegy, Inc.	4,906,200	0.5
85,000		Entergy Corp.	6,573,050	0.7
335,000		Exelon Corp.	11,420,150	1.1
100,000		FirstEnergy Corp.	3,357,000	0.3
1,800,000	#	HK Electric Investments and HK Electric Investments Ltd.	1,185,915	0.1
130,830		NextEra Energy, Inc.	12,282,320	1.2
220,000		Pacific Gas & Electric Co.	9,908,800	1.0
100,000		Pinnacle West Capital Corp.	5,464,000	0.5
185,200		PPL Corp.	6,081,968	0.6
175,000		Public Service Enterprise Group, Inc.	6,517,000	0.6
45,600		Sempra Energy	4,805,328	0.5
220,000		Southern Co.	9,603,000	1.0
162,000		TECO Energy, Inc.	2,815,560	0.3

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
200,000		Xcel Energy, Inc.	$6,080,000	0.6
			123,847,697	12.3

	Total Common Stock
	(Cost $455,893,606)		548,438,336	54.4

PREFERRED STOCK: 4.8%
		Energy: 0.6%
3,500	#,@	Chesapeake Energy Corp.	3,891,563	0.4
25,000		SandRidge Energy, Inc. 7.0% Conv PS	2,231,250	0.2
			6,122,813	0.6

		Financials: 3.1%
9,300	@	Bank of America Corp.	10,662,450	1.1
50	@,P	Federal National Mortgage Association	1,550,000	0.1
100,000	@,P	Federal National Mortgage Association - Series Q	768,000	0.1
194,460	@,P	Federal National Mortgage Association - Series R	1,526,511	0.1
96,100	@,L,P	Federal National Mortgage Association - Series S	884,120	0.1
60,000		Felcor Lodging Trust, Inc.	1,551,564	0.2
191,500	@,L,P	Federal Home Loan Mortgage Corp.	1,972,450	0.2
40,000	@	MetLife, Inc.	1,231,600	0.1
40,000	L,P	Morgan Stanley	1,002,800	0.1
8,000	@	Wells Fargo & Co.	9,620,080	1.0
			30,769,575	3.1

		Industrials: 0.2%
41		Ceva Holdings Series A-1	63,550	0.0
1,748		Ceva Holdings Series A-2	1,922,613	0.2
			1,986,163	0.2

		Materials: 0.5%
100,000		Alcoa, Inc.	4,990,000	0.5

		Utilities: 0.4%
46,300		Dominion Resources, Inc./VA	2,310,370	0.2
17,000		Dominion Resources, Inc./VA - Series A	953,020	0.1
17,000		Dominion Resources, Inc./VA - Series B	956,250	0.1
			4,219,640	0.4

	Total Preferred Stock
	(Cost $53,499,200)		48,088,191	4.8

EQUITY-LINKED SECURITIES: 1.3%
		Energy: 0.9%
30,000	#	Barclays Bank PLC into Anadarko Petroleum Corp., 6.000%	3,056,700	0.3
30,000	#	Barclays Bank PLC into Devon Energy Corp., 6.000%	2,018,451	0.2
250,000	#	Barclays Bank PLC into Weatherford International Ltd., 7.500%	4,633,900	0.4
			9,709,051	0.9

		Information Technology: 0.4%
120,000	#	Wells Fargo & Co. into Broadcom Corp., 7.000%	3,715,704	0.4

	Total Equity-Linked Securities
	(Cost $12,376,600)		13,424,755	1.3

WARRANTS: 0.0%
		Utilities: 0.0%
21,595		Dynegy, Inc.	89,403	0.0

	Total Warrants
	(Cost $498,071)		89,403	0.0

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 33.8%
			Basic Materials: 1.3%
	1,000,000		AngloGold Ashanti Holdings PLC, 8.500%, 07/30/20	1,104,350	0.1
	862,000	#	First Quantum Minerals Ltd., 6.750%, 02/15/20	881,395	0.1
	862,000	#	First Quantum Minerals Ltd., 7.000%, 02/15/21	878,162	0.1
	1,500,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,545,000	0.1
	2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,075,000	0.2
	1,000,000		HudBay Minerals, Inc., 9.500%, 10/01/20	1,077,500	0.1
	600,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	592,500	0.1
EUR	2,500,000	#	Kerling PLC, 10.625%, 02/01/17	3,283,948	0.3
	2,500,000	L	Molycorp, Inc., 10.000%, 06/01/20	1,750,000	0.2
				13,187,855	1.3

			Communications: 7.9%
	700,000	#	Altice SA, 7.750%, 05/15/22	724,500	0.1
	3,000,000		Cablevision Systems Corp., 7.750%, 04/15/18	3,262,500	0.3
	1,000,000		Cablevision Systems Corp., 8.625%, 09/15/17	1,113,750	0.1

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Communications: (continued)
	100,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.250%, 02/15/22	$100,125	0.0
	100,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	100,500	0.0
	1,300,000	L	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 01/15/24	1,298,375	0.1
	2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,615,625	0.3
	500,000	L	CenturyLink, Inc., 6.750%, 12/01/23	536,875	0.1
	38,956		Clear Channel Communications, Inc., 3.804%, 01/29/16	38,671	0.0
	7,617,472		Clear Channel Communications, Inc., 6.904%, 01/30/19	7,286,592	0.7
	1,485,057		Clear Channel Communications, Inc., 7.654%, 07/30/19	1,455,356	0.1
	1,853,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	1,873,846	0.2
	5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	5,293,375	0.5
	2,000,000		CSC Holdings, LLC, 6.750%, 11/15/21	2,137,900	0.2
	900,000		Frontier Communications Corp., 8.500%, 04/15/20	1,003,500	0.1
	1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,719,375	0.2
	3,700,000	#,L	iHeartCommunications, Inc., 9.000%, 09/15/22	3,681,500	0.4
	2,000,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,917,500	0.2
	2,000,000	#	Numericable Group SA, 6.000%, 05/15/22	2,017,500	0.2
	2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,442,000	0.2
	4,700,000	#	Sprint Corp., 7.875%, 09/15/23	5,005,500	0.5
	1,000,000		Sprint Nextel Corp., 7.000%, 08/15/20	1,047,500	0.1
	3,500,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	4,055,625	0.4
	1,000,000		Sprint Nextel Corp., 9.125%, 03/01/17	1,130,000	0.1
	3,500,000		Sprint Nextel Corp., 11.500%, 11/15/21	4,497,500	0.4
	199,479	±	SuperMedia Inc. Exit Term Loan, 7.600%, 12/30/16	164,736	0.0
	2,500,000	#	Telecom Italia SpA, 5.303%, 05/30/24	2,459,375	0.2
	2,500,000		T-Mobile USA, Inc., 6.633%, 04/28/21	2,571,875	0.3
	2,500,000		T-Mobile USA, Inc., 6.731%, 04/28/22	2,565,625	0.3
	2,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	2,035,000	0.2
	3,400,000		Verizon Communications, Inc., 5.150%, 09/15/23	3,763,314	0.4
	3,700,000		Verizon Communications, Inc., 6.550%, 09/15/43	4,629,462	0.5
	2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	1,995,000	0.2
	1,900,000		Visant Corp., 10.000%, 10/01/17	1,705,250	0.2
	1,500,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,511,250	0.1
				79,756,377	7.9

			Consumer, Cyclical: 2.3%
	1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	1,912,500	0.2
	1,500,000	#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,545,000	0.1
	4,300,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,708,500	0.5
	3,200,000		Goodyear Tire & Rubber Co., 6.500%, 03/01/21	3,344,000	0.3
	600,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	645,000	0.1
	2,500,000		KB Home, 7.500%, 09/15/22	2,687,500	0.3
	400,000		MGM Resorts International, 6.750%, 10/01/20	427,000	0.0
	1,500,000		MGM Resorts International, 10.000%, 11/01/16	1,698,750	0.2
	760,128		Navistar International Corp., 5.750%, 08/17/17	765,347	0.1
	1,400,000		Navistar International Corp., 8.250%, 11/01/21	1,440,250	0.1
	2,500,000	#	New Red Finance, Inc., 6.000%, 04/01/22	2,496,875	0.2
EUR	1,500,000	#	Volkswagen International Finance NV, 5.500%, 11/09/15	1,966,580	0.2
				23,637,302	2.3

			Consumer, Non-cyclical: 4.0%
	2,000,000	L	Alliance One International, Inc., 9.875%, 07/15/21	1,960,000	0.2

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000	#	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	$501,250	0.0
1,000,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	1,047,500	0.1
3,600,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	3,543,750	0.4
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,050,000	0.2
3,400,000		HCA, Inc., 6.500%, 02/15/20	3,718,750	0.4
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,608,000	0.4
1,000,000	#,&	Jaguar Holding Co. I, 9.375%, 10/15/17	1,012,500	0.1
2,000,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	2,110,000	0.2
800,000	#	JBS USA LLC / JBS USA Finance, Inc., 8.250%, 02/01/20	856,000	0.1
1,500,000	#	Laureate Education, Inc., 9.500%, 09/01/19	1,515,000	0.2
900,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	920,250	0.1
1,400,000		Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,491,000	0.1
500,000	L	Reynolds Group Issuer, Inc., 8.250%, 02/15/21	531,250	0.1
2,300,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,486,875	0.2
2,800,000		Tenet Healthcare Corp., 8.125%, 04/01/22	3,080,000	0.3
2,455,000		Tenet Healthcare Corp., 8.000%, 08/01/20	2,596,162	0.3
1,100,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	1,188,000	0.1
1,000,000		US Foods, Inc., 8.500%, 06/30/19	1,061,250	0.1
2,300,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	2,469,625	0.2
2,300,000		WhiteWave Foods Co/The, 5.375%, 10/01/22	2,328,750	0.2
			40,075,912	4.0

		Diversified: 0.2%
600,000	#,L	Stena AB, 7.000%, 02/01/24	625,500	0.1
1,500,000	#	Stena International SA, 5.750%, 03/01/24	1,503,750	0.1
			2,129,250	0.2

		Energy: 7.3%
1,200,000	#,L	Alpha Natural Resources, Inc., 7.500%, 08/01/20	1,077,000	0.1
1,100,000		Antero Resources Finance Corp., 5.375%, 11/01/21	1,098,625	0.1
1,500,000		Arch Coal, Inc., 7.250%, 06/15/21	731,250	0.1
500,000		Bill Barrett Corp., 7.000%, 10/15/22	498,750	0.1
3,400,000	#	California Resources Corp., 6.000%, 11/15/24	3,502,000	0.3
4,500,000		Chesapeake Energy Corp., 5.750%, 03/15/23	4,816,350	0.5
800,000		Chesapeake Energy Corp., 6.875%, 11/15/20	896,000	0.1
4,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	4,580,000	0.5
8,000,000		Cobalt International Energy, Inc., 3.125%, 05/15/24	7,180,000	0.7
3,500,000	#	Consol Energy, Inc., 5.875%, 04/15/22	3,460,625	0.3
1,400,000		Consol Energy, Inc., 8.250%, 04/01/20	1,475,250	0.1
1,500,000		Denbury Resources, Inc., 5.500%, 05/01/22	1,490,625	0.1
1,500,000		El Paso Corp., 7.750%, 01/15/32	1,848,750	0.2
1,500,000		Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	1,563,750	0.2
2,500,000		EP Energy, LLC, 9.375%, 05/01/20	2,737,500	0.3
2,500,000		Fieldwood Energy - Term Loan 2L, 8.375%, 09/30/20	2,513,543	0.3
2,000,000		Halcon Resources Corp., 9.750%, 07/15/20	2,045,000	0.2
800,000	#	Kinder Morgan, Inc./DE, 5.000%, 02/15/21	838,000	0.1
1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,708,000	0.2
2,000,000		Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,077,500	0.2
1,000,000		Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20	1,047,500	0.1
1,500,000	#	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp., 6.500%, 04/01/19	1,318,125	0.1
4,974,874		Ocean Rig - Term Loan B1, 6.000%, 03/31/21	4,780,023	0.5
1,500,000	#	Ocean Rig UDW, Inc., 7.250%, 04/01/19	1,380,000	0.1
2,000,000	L	Peabody Energy Corp., 6.250%, 11/15/21	1,867,500	0.2
5,000,000		Quicksilver Resources - Term Loan 2L, 7.000%, 06/12/19	4,537,500	0.5
400,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/22	419,000	0.0
400,000	#	Rice Energy, Inc., 6.250%, 05/01/22	392,000	0.0

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,300,000	#	Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	$2,343,125	0.2
2,600,000		Samson Investment Co., 9.750%, 02/15/20	2,372,500	0.2
2,800,000		Sanchez Energy Corp., 7.750%, 06/15/21	3,010,000	0.3
1,000,000		Transocean, Inc., 6.500%, 11/15/20	1,063,912	0.1
2,000,000		W&T Offshore, Inc., 8.500%, 06/15/19	2,080,000	0.2
1,000,000	#,L	Walter Energy, Inc., 9.500%, 10/15/19	905,000	0.1
			73,654,703	7.3

		Financial: 3.4%
800,000		Ally Financial, Inc., 6.250%, 12/01/17	860,000	0.1
1,500,000		Bank of America Corp., 8.125%, 12/29/49	1,631,390	0.1
6,000,000		Citigroup, Inc., 6.300%, 12/29/49	5,964,912	0.6
1,300,000		E*TRADE Financial Corp., 6.000%, 11/15/17	1,345,500	0.1
2,000,000		International Lease Finance Corp., 8.875%, 09/01/17	2,275,000	0.2
2,000,000		JPMorgan Chase & Co., 5.000%, 12/29/49	1,957,222	0.2
2,000,000	L	JPMorgan Chase & Co., 5.150%, 05/29/49	1,910,000	0.2
12,500,000		JPMorgan Chase & Co., 7.900%, 04/29/49	13,631,250	1.3
800,000	#	NRG Yield Operating LLC, 5.375%, 08/15/24	806,000	0.1
2,300,000	#	Nuveen Investments, Inc., 9.500%, 10/15/20	2,679,500	0.3
1,600,000		Wells Fargo & Co., 5.900%, 12/29/49	1,634,000	0.2
			34,694,774	3.4

		Industrial: 2.0%
1,600,000	#	Abengoa Finance SAU, 8.875%, 11/01/17	1,756,000	0.2
2,000,000	#	BWAY Holding Co., 9.125%, 08/15/21	2,020,000	0.2
1,400,000		Cemex SAB de CV, 3.250%, 03/15/16	1,976,625	0.2
805,000		Cemex SAB de CV, 3.750%, 03/15/18	1,186,872	0.1
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,590,000	0.2
859,000	#	Cemex SAB de CV, 9.000%, 01/11/18	910,540	0.1
2,400,000	#	CEVA Group PLC, 4.000%, 05/01/18	2,253,000	0.2
2,250,000		CHC Helicopter SA, 9.250%, 10/15/20	2,407,500	0.3
3,000,000		Dynacast International, LLC / Dynacast Finance, Inc., 9.250%, 07/15/19	3,225,000	0.3
1,300,000	#	TransDigm, Inc., 6.500%, 07/15/24	1,296,750	0.1
1,300,000	#	TransDigm, Inc., 6.000%, 07/15/22	1,285,375	0.1
			19,907,662	2.0

		Technology: 3.8%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,412,500	0.2
500,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	462,500	0.0
2,936,000		CDW, LLC / CDW Finance Corp., 8.500%, 04/01/19	3,126,840	0.3
3,276,964		First Data Corp. - Term Loan B-3, 3.655%, 03/24/18	3,227,400	0.3
6,179,000	#	First Data Corp., 8.250%, 01/15/21	6,580,635	0.7
3,187,000	#,&	First Data Corp., 8.750%, 01/15/22	3,394,155	0.3
6,400,000		First Data Corp., 12.625%, 01/15/21	7,680,000	0.8
1,528,000		Freescale Semiconductor, Inc., 8.050%, 02/01/20	1,627,320	0.2
5,980,000		Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,652,750	0.7
600,000		Infor US, Inc., 9.375%, 04/01/19	650,250	0.1
1,157,143		SRA International, Inc. - Term Loan B, 6.500%, 07/20/18	1,158,589	0.1
800,000		SRA International, Inc., 11.000%, 10/01/19	856,000	0.1
			37,828,939	3.8

		Utilities: 1.6%
3,000,000		Calpine Corp., 5.375%, 01/15/23	2,913,750	0.3
3,500,000		Calpine Corp., 5.750%, 01/15/25	3,399,375	0.3
760,000	#	Calpine Corp., 7.875%, 01/15/23	834,100	0.1
1,500,000		GCB Dyengy Holdings Escrow, 05/01/16	–	–
7,000,000		GCB Dyengy Holdings Escrow, 06/01/15	–	–
2,500,000		GCB Dyengy Holdings Escrow, 06/01/19	–	–
5,000,000	#	InterGen NV, 7.000%, 06/30/23	4,837,500	0.5
1,900,000		GenOn Energy, Inc., 7.875%, 06/15/17	1,942,750	0.2
2,500,000		Sabine Pass LNG LP, 7.500%, 11/30/16	2,662,750	0.2
			16,590,225	1.6

	Total Corporate Bonds/Notes
	(Cost $325,154,233)		341,462,999	33.8

	Total Long-Term Investments
	(Cost $847,421,710)		951,503,684	94.3

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	Securities Lending Collateralcc(1): 4.1%
2,529,968	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $2,529,968, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,580,568, due 10/31/14-11/15/43)	$2,529,968	0.2
9,792,145	Citigroup, Inc., Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $9,792,148, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $9,987,988, due 09/01/15-09/15/49)	9,792,145	1.0
9,792,145	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $9,792,148, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $9,987,988, due 10/23/14-03/01/48)	9,792,145	1.0
9,792,145	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $9,792,145, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $9,987,988, due 10/02/14-10/01/44)	9,792,145	1.0
9,323,491	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $9,323,504, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $9,509,344, due 04/15/16-01/15/29)	9,323,491	0.9
		41,229,894	4.1

	Total Short-Term Investments
	(Cost $41,229,894)	41,229,894	4.1

	Total Investments in Securities (Cost $888,651,604)	$992,733,578	98.4
	Assets in Excess of Other Liabilities	15,970,237	1.6
	Net Assets	$1,008,703,815	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
±	Defaulted security
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

EUR	EU Euro

Cost for federal income tax purposes is $888,676,143.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$162,768,613
Gross Unrealized Depreciation	(58,711,178)

Net Unrealized Appreciation	$104,057,435

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$13,568,434	$–	$–	$13,568,434
Consumer Staples	7,912,650	–	–	7,912,650
Energy	84,037,205	2,498,385	–	86,535,590
Financials	34,966,152	9,589,578	–	44,555,730
Health Care	56,808,210	10,837,624	–	67,645,834
Industrials	41,413,772	–	1,344,035	42,757,807
Information Technology	45,570,119	–	2,626,893	48,197,012
Materials	77,111,292	10,444,580	–	87,555,872
Telecommunication Services	16,700,406	9,161,304	–	25,861,710
Utilities	122,661,782	1,185,915	–	123,847,697
Total Common Stock	500,750,022	43,717,386	3,970,928	548,438,336
Preferred Stock	21,832,120	24,269,908	1,986,163	48,088,191
Equity-Linked Securities	–	13,424,755	–	13,424,755
Warrants	89,403	–	–	89,403
Corporate Bonds/Notes	–	341,462,999	–	341,462,999
Short-Term Investments	–	41,229,894	–	41,229,894
Total Investments, at fair value	$522,671,545	$464,104,942	$5,957,091	$992,733,578

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY® Franklin Mutual Shares Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 84.7%
		Consumer Discretionary: 9.2%
111,705		CBS Corp. - Class B	$5,976,217	1.1
28,270		Cengage Learning Holdings II L.P.	869,303	0.2
27,995		Comcast Corp. – Special Class A	1,497,733	0.3
208,980		General Motors Co.	6,674,821	1.2
39,948		Kohl’s Corp.	2,438,026	0.4
440,822	@	Prime AET&D Holdings	–	–
466,555		Reed Elsevier PLC	7,458,778	1.4
60,688		Time Warner Cable, Inc.	8,708,121	1.6
46,789		Time Warner, Inc.	3,519,001	0.7
25,030		Tribune Co.	1,646,974	0.3
15,346		Tribune Co. - Class B	1,009,767	0.2
10,093		Tribune Publishing Co.	203,677	0.0
290,624		Twenty-First Century Fox, Inc. Class B	9,680,685	1.8
			49,683,103	9.2

		Consumer Staples: 11.2%
131,390		Altria Group, Inc.	6,036,057	1.1
315,615		Avon Products, Inc.	3,976,749	0.7
176,046		British American Tobacco PLC	9,920,235	1.9
19,101		Coca-Cola Enterprises, Inc.	847,320	0.2
56,750		CVS Caremark Corp.	4,516,733	0.8
138,832		Imperial Tobacco Group PLC	5,977,506	1.1
137,237		Kroger Co.	7,136,324	1.3
123,552		Lorillard, Inc.	7,402,000	1.4
64,101		PepsiCo, Inc.	5,967,162	1.1
33,421		Philip Morris International, Inc.	2,787,311	0.5
415,458		Tesco PLC	1,241,074	0.2
76,770		Walgreen Co.	4,550,158	0.9
			60,358,629	11.2

		Energy: 10.0%
97,139		Apache Corp.	9,118,438	1.7
81,843		Baker Hughes, Inc.	5,324,705	1.0
201,363		BG Group PLC	3,717,308	0.7
589,345		BP PLC	4,311,230	0.8
78,709		Consol Energy, Inc.	2,979,923	0.5
36,835	@	Ensco PLC	1,521,654	0.3
198,022		Marathon Oil Corp.	7,443,647	1.4
52,544		Murphy Oil Corp.	2,990,279	0.6
265,263		Royal Dutch Shell PLC	10,125,857	1.9
340,301		Talisman Energy, Inc.	2,943,604	0.5
20,579		Talisman Energy, Inc. - TSX	178,053	0.0
102,715	@	Transocean Ltd.	3,283,798	0.6
			53,938,496	10.0

		Financials: 19.2%
66,216	@	ACE Ltd.	6,944,072	1.3
170,442		American International Group, Inc.	9,207,277	1.7
9,488		Alexander’s, Inc.	3,547,658	0.7
12,980	@	Alleghany Corp.	5,427,587	1.0
74,108		Allstate Corp.	4,548,008	0.8
107,600		Ally Financial, Inc.	2,489,864	0.5
49,872	#	FCB Financial Holdings, Inc.	1,075,963	0.2
454,259	@	Canary Wharf Group PLC	3,353,202	0.6
71,583		CIT Group, Inc.	3,289,955	0.6
113,022		Citigroup, Inc.	5,856,800	1.1
64,244		Citizens Financial Group, Inc.	1,504,594	0.3
16,005		Columbia Banking System, Inc.	397,084	0.1
186,663		Credit Suisse Group	5,164,155	0.9
31,963		Forestar Real Estate Group, Inc.	566,384	0.1
9,584		Guaranty Bancorp	129,480	0.0
121,850		JPMorgan Chase & Co.	7,340,244	1.4
71,708		KB Financial Group, Inc.	2,614,181	0.5
94,799		Metlife, Inc.	5,092,602	0.9
117,020		PNC Financial Services Group, Inc.	10,014,572	1.8
21,086	@	Societe Generale	1,075,558	0.2
99,041		SunTrust Bank	3,766,529	0.7
73,364		Wells Fargo & Co.	3,805,391	0.7
20,198		White Mountains Insurance Group Ltd.	12,726,154	2.4
12,332		Zurich Insurance Group AG	3,670,040	0.7
			103,607,354	19.2

		Health Care: 12.1%
33,587		AstraZeneca PLC	2,406,924	0.5
96,473		Cigna Corp.	8,749,136	1.6
80,273		Eli Lilly & Co.	5,205,704	1.0
86,118		Hospira, Inc.	4,480,720	0.8
227,667		Medtronic, Inc.	14,103,971	2.6
255,512		Merck & Co., Inc.	15,146,751	2.8
36,711		Stryker Corp.	2,964,413	0.5
227,461		Teva Pharmaceutical Industries Ltd. ADR	12,226,029	2.3
			65,283,648	12.1

		Industrials: 4.8%
3,645		AP Moller - Maersk A/S - Class B	8,634,438	1.6
46,840		BE Aerospace, Inc.	3,931,750	0.7
34,752		Caterpillar, Inc.	3,441,491	0.7
354,771	@	CNH Industrial NV	2,810,152	0.5
104,423		Federal Signal Corp.	1,382,560	0.3
53,563		Huntington Ingalls Industries, Inc.	5,581,800	1.0
			25,782,191	4.8

		Information Technology: 10.7%
126,680		Apple, Inc.	12,763,010	2.3
271,456		Cisco Systems, Inc.	6,832,547	1.3
118,927		Hewlett-Packard Co.	4,218,341	0.8
335,044		Microsoft Corp.	15,532,640	2.9
3,278		Samsung Electronics Co., Ltd.	3,671,384	0.6
342,839		Symantec Corp.	8,060,145	1.5

PORTFOLIO OF INVESTMENTS
VY® Franklin Mutual Shares Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
533,682	Xerox Corp.	$7,060,613	1.3
		58,138,680	10.7

	Materials: 4.4%
95,617	@ Anglo American PLC	2,132,417	0.4
199,292	Freeport-McMoRan, Inc.	6,506,884	1.2
133,682	International Paper Co.	6,381,979	1.2
118,558	MeadWestvaco Corp.	4,853,764	0.9
153,775	@ ThyssenKrupp AG	4,014,714	0.7
		23,889,758	4.4

	Telecommunication Services: 1.9%
1,006,780	Koninklijke KPN NV	3,223,349	0.6
2,170,388	Vodafone Group PLC	7,151,873	1.3
		10,375,222	1.9

	Utilities: 1.2%
27,946	Entergy Corp.	2,161,064	0.4
148,920	NRG Energy, Inc.	4,539,082	0.8
		6,700,146	1.2

	Total Common Stock
	(Cost $347,334,914)	457,757,227	84.7

PREFERRED STOCK: 0.6%
	Consumer Discretionary: 0.6%
16,664	Volkswagen AG	3,441,268	0.6

	Total Preferred Stock
	(Cost $4,288,736)	3,441,268	0.6

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.7%
		Communications: 2.5%
1,911,493		Avaya, Inc. - TL B3, 4.654%, 10/26/17	1,824,281	0.3
464,791		Avaya, Inc. - TL B6, 6.500%, 03/30/18	461,523	0.1
1,276,000	#	Avaya, Inc., 7.000%, 04/01/19	1,248,088	0.2
3,702,000	#	Avaya, Inc., 10.500%, 03/01/21	3,257,760	0.6
181,545		Cengage Learning Acquisitions, Inc. - TL 1L, 7.000%, 03/31/20	181,817	0.0
23,071		Clear Channel Communications, Inc., 3.804%, 01/29/16	22,902	0.0
2,471		Clear Channel Communications, Inc., 3.804%, 01/29/16	2,440	0.0
3,078,298		Clear Channel Communications, Inc., 6.904%, 01/30/19	2,944,586	0.6
989,430		Clear Channel Communications, Inc., 7.654%, 07/30/19	969,641	0.2
2,575,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	2,603,969	0.5
32,493		Tribune Co., Escrow, 08/14/49	–	–
			13,517,007	2.5

		Consumer, Cyclical: 1.1%
1,017,973		Caesars - TL B7, 9.750%, 03/01/17	966,995	0.2
322,339		Caesars Entertainment Operating Co., Inc., 4.448%, 01/26/18	294,185	0.0
1,532,294		Caesars Entertainment Operating Co., Inc., 5.448%, 01/28/18	1,399,450	0.3
2,654,674		JC Penney - TL 1L, 6.000%, 05/21/18	2,654,674	0.5
729,000	#	Toys R Us - Delaware, Inc., 7.375%, 09/01/16	729,000	0.1
			6,044,304	1.1

		Energy: 0.6%
83,498		NGPL PipeCo, LLC, 6.750%, 09/15/17	83,359	0.0
987,000	#	NGPL PipeCo, LLC, 7.119%, 12/15/17	991,935	0.2
1,464,000	#	NGPL PipeCo, LLC, 9.625%, 06/01/19	1,559,160	0.3
149,000		Walter Energy, Inc., 7.250%, 04/01/18	132,051	0.0
358,000	#	Walter Energy, Inc., 9.500%, 10/15/19	323,990	0.1
104,000	#,&	Walter Energy, Inc., 11.000%, 04/01/20	49,400	0.0
			3,139,895	0.6

		Financial: 0.7%
14,181,365		Lehman Brothers Holdings, Inc. - Claim, 3.980%, 12/31/49	3,585,226	0.7
1,216,000	±	Tropicana Entertainment, LLC, 9.625%, 12/15/14	–	–
			3,585,226	0.7

		Retailers (Except Food & Drug): 0.1%
587,814		Toys R Us - Delaware, Inc. Term Loan, 4.500%, 09/01/16	579,842	0.1

		Technology: 0.3%
1,056,000		First Data Corp., 11.750%, 08/15/21	1,227,600	0.2
373,000		First Data Corp., 12.625%, 01/15/21	447,600	0.1
125,732	#,&	First Data Holdings, Inc., 14.500%, 09/24/19	132,490	0.0
			1,807,690	0.3

		Utilities: 1.4%
6,400,233		Texas Competitive Electric Holdings Co., LLC, 4.650%, 10/10/17	4,762,842	0.9

PORTFOLIO OF INVESTMENTS
VY® Franklin Mutual Shares Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
3,208,000	#,± Texas Competitive Electric Holdings Co., LLC, 11.500%, 10/01/20	$2,702,740	0.5
		7,465,582	1.4

	Total Corporate Bonds/Notes
	(Cost $39,860,227)	36,139,546	6.7

MUNICIPAL BONDS: 0.3%
	Puerto Rico: 0.3%
1,607,000	Commonwealth of Puerto Rico, 8.000%, 07/01/35	1,414,192	0.3

	Total Municipal Bonds
	(Cost $1,498,886)	1,414,192	0.3

	Total Long-Term Investments
	(Cost $392,982,763)	498,752,233	92.3

SHORT-TERM INVESTMENTS: 5.6%
	U.S. Treasury Bills: 5.6%
6,000,000	United States Treasury Bill, 0.010%, 01/02/15	5,999,766	1.1
2,000,000	United States Treasury Bill, 0.010%, 01/22/15	1,999,922	0.4
1,500,000	United States Treasury Bill, 0.010%, 10/02/14	1,499,999	0.3
2,000,000	United States Treasury Bill, 0.010%, 10/23/14	1,999,991	0.4
5,000,000	United States Treasury Bill, 0.010%, 02/26/15	4,999,690	0.9
3,000,000	United States Treasury Bill, 0.020%, 10/16/14	2,999,971	0.6
3,000,000	United States Treasury Bill, 0.020%, 10/30/14	2,999,953	0.5
5,000,000	United States Treasury Bill, 0.020%, 02/19/15	4,999,610	0.9
2,500,000	United States Treasury Bill, 0.030%, 10/09/14	2,499,997	0.5
		29,998,899	5.6

	Total Short-Term Investments
	(Cost $29,996,826)	29,998,899	5.6

	Total Investments in Securities (Cost $422,979,589)	$528,751,132	97.9
	Assets in Excess of Other Liabilities	11,525,862	2.1
	Net Assets	$540,276,994	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
±	Defaulted security

Cost for federal income tax purposes is $423,648,971.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$127,258,844
Gross Unrealized Depreciation	(22,156,683)

Net Unrealized Appreciation	$105,102,161

PORTFOLIO OF INVESTMENTS
VY® Franklin Mutual Shares Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$42,224,325	$7,458,778	$—	$49,683,103
Consumer Staples	43,219,814	17,138,815	—	60,358,629
Energy	35,784,101	18,154,395	—	53,938,496
Financials	86,654,255	13,599,897	3,353,202	103,607,354
Health Care	62,876,724	2,406,924	—	65,283,648
Industrials	14,337,601	11,444,590	—	25,782,191
Information Technology	54,467,296	3,671,384	—	58,138,680
Materials	17,742,627	6,147,131	—	23,889,758
Telecommunication Services	—	10,375,222	—	10,375,222
Utilities	6,700,146	—	—	6,700,146
Total Common Stock	364,006,889	90,397,136	3,353,202	457,757,227
Preferred Stock	—	3,441,268	—	3,441,268
Corporate Bonds/Notes	—	36,139,546	—	36,139,546
Municipal Bonds	—	1,414,192	—	1,414,192
Short-Term Investments	—	29,998,899	—	29,998,899
Total Investments, at fair value	$364,006,889	$161,391,041	$3,353,202	$528,751,132
Other Financial Instruments+
Forward Foreign Currency Contracts	—	2,744,319	—	2,744,319
Total Assets	$364,006,889	$164,135,360	$3,353,202	$531,495,451
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(61,409)	$—	$(61,409)
Total Liabilities	$—	$(61,409)	$—	$(61,409)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the VY® Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	30,778	Buy	11/17/14	$41,114	$38,886	$(2,228)
Barclays Bank PLC	EU Euro	19,128	Buy	11/17/14	25,563	24,167	(1,396)
Barclays Bank PLC	EU Euro	15,769	Buy	11/17/14	21,121	19,923	(1,198)
Barclays Bank PLC	EU Euro	16,496	Buy	11/17/14	22,134	20,842	(1,292)
Barclays Bank PLC	EU Euro	81,892	Buy	11/17/14	104,094	103,467	(627)
Barclays Bank PLC	EU Euro	60,617	Buy	11/17/14	76,928	76,587	(341)
Barclays Bank PLC	EU Euro	26,856	Buy	11/17/14	34,363	33,931	(432)
Barclays Bank PLC	EU Euro	42,809	Buy	11/17/14	57,145	54,088	(3,057)
Barclays Bank PLC	EU Euro	19,128	Buy	11/17/14	25,583	24,168	(1,415)
Barclays Bank PLC	EU Euro	9,611	Buy	11/17/14	12,873	12,143	(730)
Barclays Bank PLC	EU Euro	16,496	Buy	11/17/14	22,135	20,842	(1,293)
Barclays Bank PLC	Swiss Franc	5,200	Buy	02/12/15	5,678	5,455	(223)
Barclays Bank PLC	British Pound	128,397	Buy	02/19/15	213,961	207,861	(6,100)
Credit Suisse Group AG	EU Euro	13,229	Buy	11/17/14	16,780	16,714	(66)

PORTFOLIO OF INVESTMENTS
VY® Franklin Mutual Shares Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	EU Euro	26,930	Buy	11/17/14	$34,525	$34,025	$(500)
Credit Suisse Group AG	EU Euro	61,772	Buy	11/17/14	79,974	78,047	(1,927)
Credit Suisse Group AG	EU Euro	15,770	Buy	11/17/14	21,099	19,925	(1,174)
Credit Suisse Group AG	EU Euro	16,495	Buy	11/17/14	22,132	20,840	(1,292)
Credit Suisse Group AG	EU Euro	22,000	Buy	11/17/14	29,565	27,796	(1,769)
Credit Suisse Group AG	Swiss Franc	11,740	Buy	02/12/15	12,544	12,316	(228)
Deutsche Bank AG	EU Euro	26,856	Buy	11/17/14	34,327	33,931	(396)
Deutsche Bank AG	EU Euro	15,770	Buy	11/17/14	21,116	19,924	(1,192)
Deutsche Bank AG	EU Euro	16,496	Buy	11/17/14	22,124	20,842	(1,282)
Deutsche Bank AG	British Pound	410,669	Buy	02/19/15	670,693	664,828	(5,865)
Deutsche Bank AG	Swiss Franc	11,887	Buy	02/12/15	12,765	12,470	(295)
Deutsche Bank AG	Swiss Franc	2,962	Buy	02/12/15	3,176	3,107	(69)
HSBC	EU Euro	26,458	Buy	11/17/14	33,642	33,428	(214)
HSBC	EU Euro	40,834	Buy	11/17/14	54,779	51,592	(3,187)
HSBC	EU Euro	15,770	Buy	11/17/14	21,108	19,924	(1,184)
HSBC	EU Euro	23,094	Buy	11/17/14	30,990	29,179	(1,811)
HSBC	British Pound	143,222	Buy	02/19/15	232,620	231,861	(759)
State Street Bank	EU Euro	26,412	Buy	11/17/14	33,569	33,371	(198)
State Street Bank	EU Euro	30,308	Buy	11/17/14	38,494	38,293	(201)
State Street Bank	EU Euro	13,619	Buy	11/17/14	18,269	17,207	(1,062)
State Street Bank	EU Euro	30,086	Buy	11/17/14	40,175	38,012	(2,163)
State Street Bank	EU Euro	15,770	Buy	11/17/14	21,115	19,925	(1,190)
State Street Bank	EU Euro	32,991	Buy	11/17/14	44,288	41,683	(2,605)
State Street Bank	British Pound	191,335	Buy	02/19/15	310,357	309,750	(607)
State Street Bank	British Pound	240,360	Buy	02/19/15	391,362	389,118	(2,244)
State Street Bank	British Pound	148,800	Buy	02/19/15	248,489	240,892	(7,597)
							$(61,409)

Barclays Bank PLC	EU Euro	335,390	Sell	11/17/14	$457,658	$423,751	$33,907
Barclays Bank PLC	EU Euro	3,833,455	Sell	11/17/14	5,260,853	4,843,405	417,448
Barclays Bank PLC	EU Euro	46,245	Sell	11/17/14	63,112	58,428	4,684
Barclays Bank PLC	EU Euro	80,000	Sell	11/17/14	108,954	101,076	7,878
Barclays Bank PLC	EU Euro	5,970	Sell	01/20/15	7,753	7,546	207
Barclays Bank PLC	EU Euro	10,143	Sell	01/20/15	13,171	12,821	350
Barclays Bank PLC	EU Euro	9,664	Sell	01/20/15	12,741	12,217	524
Barclays Bank PLC	EU Euro	3,513	Sell	01/20/15	4,641	4,441	200
Barclays Bank PLC	EU Euro	210,796	Sell	01/20/15	280,340	266,468	13,872
Barclays Bank PLC	EU Euro	361,800	Sell	11/17/14	492,737	457,119	35,618
Barclays Bank PLC	South Korean Won	142,579,255	Sell	02/12/15	138,332	134,009	4,323
Barclays Bank PLC	Swiss Franc	18,686	Sell	02/12/15	20,585	19,603	982
Barclays Bank PLC	South Korean Won	54,844,336	Sell	02/12/15	53,470	51,548	1,922
Barclays Bank PLC	South Korean Won	54,844,336	Sell	02/12/15	53,470	51,548	1,922
Barclays Bank PLC	South Korean Won	283,533,897	Sell	02/12/15	275,623	266,492	9,131
Barclays Bank PLC	South Korean Won	114,477,570	Sell	02/12/15	110,255	107,597	2,658
Barclays Bank PLC	South Korean Won	461,756,719	Sell	02/12/15	445,593	434,003	11,590
Barclays Bank PLC	South Korean Won	345,038,083	Sell	02/12/15	332,220	324,300	7,920
Barclays Bank PLC	South Korean Won	84,268,254	Sell	02/12/15	81,090	79,204	1,886
Barclays Bank PLC	Swiss Franc	1,219,766	Sell	02/12/15	1,351,317	1,279,602	71,715
Barclays Bank PLC	EU Euro	2,981,576	Sell	11/17/14	4,091,319	3,767,093	324,226
Barclays Bank PLC	British Pound	8,319,253	Sell	02/19/15	13,860,707	13,467,970	392,737
Credit Suisse Group AG	EU Euro	1,434,074	Sell	01/20/15	1,952,270	1,812,814	139,456
Credit Suisse Group AG	EU Euro	16,286	Sell	01/20/15	21,165	20,587	578
Credit Suisse Group AG	EU Euro	5,181	Sell	01/20/15	6,759	6,550	209
Credit Suisse Group AG	EU Euro	2,507	Sell	01/20/15	3,313	3,170	143
Credit Suisse Group AG	EU Euro	2,669	Sell	01/20/15	3,545	3,374	171

PORTFOLIO OF INVESTMENTS
VY® Franklin Mutual Shares Portfolio	as of September 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	South Korean Won	137,361,178	Sell	02/12/15	$133,646	$129,105	$4,541
Credit Suisse Group AG	Swiss Franc	15,750	Sell	02/12/15	17,470	16,523	947
Credit Suisse Group AG	South Korean Won	137,222,110	Sell	02/12/15	133,680	128,975	4,705
Credit Suisse Group AG	South Korean Won	570,333,933	Sell	02/12/15	551,247	536,054	15,193
Credit Suisse Group AG	South Korean Won	285,952,742	Sell	02/12/15	275,637	268,765	6,872
Credit Suisse Group AG	South Korean Won	86,539,699	Sell	02/12/15	83,549	81,339	2,210
Credit Suisse Group AG	South Korean Won	490,745,290	Sell	02/12/15	473,442	461,249	12,193
Credit Suisse Group AG	South Korean Won	431,297,603	Sell	02/12/15	415,275	405,374	9,901
Credit Suisse Group AG	South Korean Won	336,908,242	Sell	02/12/15	324,358	316,658	7,700
Citigroup, Inc.	British Pound	8,319,253	Sell	02/19/15	13,864,035	13,467,971	396,064
Deutsche Bank AG	EU Euro	20,821	Sell	01/20/15	26,902	26,320	582
Deutsche Bank AG	EU Euro	10,362	Sell	01/20/15	13,507	13,099	408
Deutsche Bank AG	EU Euro	17,493	Sell	01/20/15	22,977	22,113	864
Deutsche Bank AG	EU Euro	1,757	Sell	01/20/15	2,321	2,221	100
Deutsche Bank AG	EU Euro	25,070	Sell	01/20/15	33,126	31,691	1,435
Deutsche Bank AG	EU Euro	167,695	Sell	11/17/14	229,013	211,876	17,137
Deutsche Bank AG	Swiss Franc	18,603	Sell	02/12/15	20,321	19,516	805
Deutsche Bank AG	Swiss Franc	10,662	Sell	02/12/15	11,714	11,185	529
HSBC	South Korean Won	141,689,872	Sell	02/12/15	137,831	133,174	4,657
HSBC	South Korean Won	419,613,753	Sell	02/12/15	407,234	394,393	12,841
HSBC	South Korean Won	213,960,674	Sell	02/12/15	207,568	201,101	6,467
HSBC	South Korean Won	211,983,271	Sell	02/12/15	206,194	199,242	6,952
HSBC	South Korean Won	322,365,908	Sell	02/12/15	314,197	302,990	11,207
HSBC	South Korean Won	319,547,273	Sell	02/12/15	311,379	300,341	11,038
HSBC	South Korean Won	95,809,191	Sell	02/12/15	93,136	90,050	3,086
HSBC	South Korean Won	233,635,343	Sell	02/12/15	227,117	219,593	7,524
HSBC	South Korean Won	331,460,426	Sell	02/12/15	322,448	311,538	10,910
HSBC	South Korean Won	77,867,048	Sell	02/12/15	75,168	73,186	1,982
HSBC	South Korean Won	225,177,010	Sell	02/12/15	216,824	211,643	5,181
HSBC	South Korean Won	55,162,930	Sell	02/12/15	53,133	51,847	1,286
HSBC	EU Euro	20,821	Sell	01/20/15	26,942	26,320	622
HSBC	EU Euro	48,856	Sell	01/20/15	63,457	61,759	1,698
HSBC	EU Euro	25,070	Sell	01/20/15	33,133	31,691	1,442
HSBC	EU Euro	1,430,000	Sell	11/17/14	1,950,653	1,806,743	143,910
HSBC	EU Euro	335,390	Sell	11/17/14	456,472	423,750	32,722
HSBC	EU Euro	8,097	Sell	11/17/14	11,042	10,230	812
HSBC	EU Euro	466,674	Sell	11/17/14	640,300	589,622	50,678
State Street Bank	EU Euro	37,438	Sell	11/17/14	51,043	47,302	3,741
State Street Bank	EU Euro	3,318	Sell	01/20/15	4,300	4,194	106
State Street Bank	EU Euro	65,143	Sell	01/20/15	84,562	82,347	2,215
State Street Bank	EU Euro	40,265	Sell	01/20/15	53,134	50,899	2,235
State Street Bank	EU Euro	25,070	Sell	01/20/15	33,130	31,691	1,439
State Street Bank	EU Euro	289,656	Sell	01/20/15	385,237	366,154	19,083
State Street Bank	EU Euro	4,049	Sell	11/17/14	5,522	5,116	406
Credit Suisse Group AG	Swiss Franc	170,970	Sell	02/12/15	187,850	179,357	8,493
State Street Bank	British Pound	609,450	Sell	02/19/15	1,011,900	986,633	25,267
Barclays Bank PLC	British Pound	8,339,782	Sell	02/19/15	13,899,081	13,501,205	397,876
							$2,744,319

PORTFOLIO OF INVESTMENTS
VY® Franklin Mutual Shares Portfolio	as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,744,319
Total Asset Derivatives		$2,744,319

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$61,409
Total Liability Derivatives		$61,409

The following is a summary by counterparty of the fair value of OTC derivative instruments at September 30, 2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	HSBC	State Street Bank	Totals
Assets:
Forward foreign currency contracts	$1,743,576	$396,064	$213,312	$21,860	$315,015	$54,492	$2,744,319
Total Assets	1,743,576	396,064	213,312	21,860	315,015	54,492	2,744,319

Total asset derivative instruments subject to master netting agreements (1)	$-	$-	$-	$-	$-	$-	$-

Liabilities:
Forward foreign currency contracts	$20,332	$-	$6,956	$9,099	$7,155	$17,867	$61,409
Total Liabilities	20,332	-	6,956	9,099	7,155	17,867	61,409

Total liability derivative instruments subject to master netting agreements (1)	$-	$-	$-	$-	$-	$-	$-

(1) At September 30, 2014, the Portfolio had not entered into any master netting agreements with its derivative counterparties as disclosed above. As such, the Portfolio did not have any amounts subject to offset.

VY® Franklin Templeton Founding Strategy Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
27,202,282	VY® Franklin Income Portfolio - Class I	$316,362,543	33.6
27,457,262	VY® Franklin Mutual Shares Portfolio - Class I	313,561,934	33.4
19,557,107	VY® Templeton Global Growth Portfolio - Class I	310,175,717	33.0

	Total Mutual Funds
	(Cost $671,904,050)	940,100,194	100.0

	Liabilities in Excess of Other Assets	(363,283)	–
	Net Assets	$939,736,911	100.0

Cost for federal income tax purposes is $771,960,465.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$168,139,729
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$168,139,729

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Mutual Funds	$940,100,194	$–	$–	$940,100,194
Total Investments, at fair value	$940,100,194	$–	$–	$940,100,194

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 9/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® Franklin Income Portfolio - Class I	$313,918,450	$31,588,087	$(29,239,867)	$95,873	$316,362,543	$12,812,960	$8,885,487	$-
VY® Franklin Mutual Shares Portfolio - Class I	315,953,067	18,057,137	(27,754,834)	7,306,564	313,561,934	4,008,454	7,414,187	-
VY® Templeton Global Growth Portfolio - Class I	318,524,955	24,238,602	(19,273,238)	(13,314,602)	310,175,717	4,388,861	10,293,433	-
	$948,396,472	$73,883,826	$(76,267,939)	$(5,912,165)	$940,100,194	$21,210,275	$26,593,107	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 10.6%
164,197		Abercrombie & Fitch Co.	$5,966,919	0.9
239,092		Carnival Corp.	9,604,326	1.5
177,939		Comcast Corp. – Class A	9,569,559	1.5
203,340		General Motors Co.	6,494,680	1.0
134,087		Target Corp.	8,404,573	1.3
133,139		Thomson Reuters Corp.	4,850,280	0.7
65,633		Time Warner Cable, Inc.	9,417,679	1.5
56,225		Time Warner, Inc.	4,228,682	0.6
130,724		Viacom - Class B	10,057,905	1.6
			68,594,603	10.6

		Consumer Staples: 5.4%
131,240		Archer-Daniels-Midland Co.	6,706,364	1.0
699,101		Avon Products, Inc.	8,808,673	1.4
202,770		Mondelez International, Inc.	6,947,914	1.1
97,554		Procter & Gamble Co.	8,169,172	1.3
99,752		Unilever NV ADR	3,958,159	0.6
			34,590,282	5.4

		Energy: 11.3%
65,548		Anadarko Petroleum Corp.	6,649,189	1.1
75,185		Apache Corp.	7,057,616	1.1
131,092		Baker Hughes, Inc.	8,528,846	1.3
217,433		Canadian Natural Resources Ltd.	8,447,261	1.3
81,233	@	Ensco PLC	3,355,735	0.5
60,623		ExxonMobil Corp.	5,701,593	0.9
75,297		Occidental Petroleum Corp.	7,239,807	1.1
410,326		Royal Dutch Shell PLC - Class A	15,682,727	2.5
152,156		Total S.A.	9,852,778	1.5
			72,515,552	11.3

		Financials: 27.3%
70,310	@	Aon PLC	6,164,078	0.9
553,058		Bank of America Corp.	9,429,639	1.5
136,556		BB&T Corp.	5,081,249	0.8
329,060		Charles Schwab Corp.	9,671,073	1.5
491,201		Citigroup, Inc.	25,454,036	3.9
137,297		Citizens Financial Group, Inc.	3,215,496	0.5
64,817		CME Group, Inc.	5,182,443	0.8
139,932		Comerica, Inc.	6,977,010	1.1
244,168		Fifth Third Bancorp.	4,888,243	0.8
35,195		Goldman Sachs Group, Inc.	6,460,746	1.0
469,764		JPMorgan Chase & Co.	28,298,583	4.4
181,165		Marsh & McLennan Cos., Inc.	9,482,176	1.5
465,924		Morgan Stanley	16,106,993	2.5
98,773		Northern Trust Corp.	6,719,527	1.0
119,683		PNC Financial Services Group, Inc.	10,242,471	1.6
100,532		State Street Corp.	7,400,161	1.1
109,058		Synchrony Financial	2,677,374	0.4
157,690		Wells Fargo & Co.	8,179,380	1.3
107,708	@	Willis Group Holdings PLC	4,459,111	0.7
			176,089,789	27.3

		Health Care: 13.2%
54,236		Amgen, Inc.	7,617,989	1.2
50,032		Bristol-Myers Squibb Co.	2,560,638	0.4
52,131		Cigna Corp.	4,727,760	0.7
123,965		Eli Lilly & Co.	8,039,130	1.3
44,598		Hospira, Inc.	2,320,434	0.4
76,830		Medtronic, Inc.	4,759,618	0.7
163,859		Merck & Co., Inc.	9,713,562	1.5
8,723		Novartis AG ADR	821,096	0.1
98,102		Novartis AG	9,238,107	1.5
150,979		Pfizer, Inc.	4,464,449	0.7
58,008		Sanofi	6,559,037	1.0
148,218		Teva Pharmaceutical Industries Ltd. ADR	7,966,717	1.2
78,562		UnitedHealth Group, Inc.	6,775,973	1.1
77,324		WellPoint, Inc.	9,249,497	1.4
			84,814,007	13.2

		Industrials: 8.0%
77,289		Caterpillar, Inc.	7,653,930	1.2
171,343		CSX Corp.	5,493,256	0.9
55,869		General Dynamics Corp.	7,100,391	1.1
706,764		General Electric Co.	18,107,294	2.8
118,938	@	Ingersoll-Rand PLC - Class A	6,703,346	1.0
145,727	@	Tyco International Ltd.	6,495,052	1.0
			51,553,269	8.0

		Information Technology: 15.0%
143,848	@	Adobe Systems, Inc.	9,952,843	1.5
176,626	@	Amdocs Ltd.	8,103,601	1.3
511,848		Applied Materials, Inc.	11,061,035	1.7
141,333		Broadcom Corp.	5,712,680	0.9
208,048		Cisco Systems, Inc.	5,236,568	0.8
74,912	@	Citrix Systems, Inc.	5,344,222	0.8
394,354		Corning, Inc.	7,626,806	1.2
198,892	@	eBay, Inc.	11,263,254	1.8
188,368		Intel Corp.	6,558,974	1.0
176,429		Microsoft Corp.	8,179,249	1.3
118,190		NetApp, Inc.	5,077,442	0.8
356,295		Symantec Corp.	8,376,496	1.3
80,809		Texas Instruments, Inc.	3,853,781	0.6
			96,346,951	15.0

		Materials: 2.3%
142,388		Dow Chemical Co.	7,466,827	1.2
156,056		Freeport-McMoRan, Inc.	5,095,228	0.8
10,653		PPG Industries, Inc.	2,095,871	0.3
			14,657,926	2.3

		Telecommunication Services: 2.6%
94,652		Orange SA	1,412,463	0.2
296,057		Koninklijke KPN NV	947,869	0.1
884,273	@	Telecom Italia S.p.A.	1,011,416	0.2
67,287		Telefonica S.A.	1,039,199	0.2

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: (continued)
132,070	Verizon Communications, Inc.	$6,602,179	1.0
169,686	Vodafone Group PLC ADR	5,580,973	0.9
		16,594,099	2.6

	Utilities: 1.7%
57,394	Edison International	3,209,472	0.5
102,950	FirstEnergy Corp.	3,456,032	0.5
93,152	Pacific Gas & Electric Co.	4,195,566	0.7
		10,861,070	1.7

	Total Common Stock
	(Cost $453,672,823)	626,617,548	97.4

SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
13,579,217	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $13,579,217)	13,579,217	2.1

	Total Short-Term Investments
	(Cost $13,579,217)	13,579,217	2.1

	Total Investments in Securities (Cost $467,252,040)	$640,196,765	99.5
	Assets in Excess of Other Liabilities	3,350,749	0.5
	Net Assets	$643,547,514	100.0

††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $468,512,961.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$182,685,077
Gross Unrealized Depreciation	(11,001,273)

Net Unrealized Appreciation	$171,683,804

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$68,594,603	$–	$–	$68,594,603
Consumer Staples	34,590,282	–	–	34,590,282
Energy	46,980,047	25,535,505	–	72,515,552

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Financials	$176,089,789	$–	$–	$176,089,789
Health Care	69,016,863	15,797,144	–	84,814,007
Industrials	51,553,269	–	–	51,553,269
Information Technology	96,346,951	–	–	96,346,951
Materials	14,657,926	–	–	14,657,926
Telecommunication Services	12,183,152	4,410,947	–	16,594,099
Utilities	10,861,070	–	–	10,861,070
Total Common Stock	580,873,952	45,743,596	–	626,617,548
Short-Term Investments	13,579,217	–	–	13,579,217
Total Investments, at fair value	$594,453,169	$45,743,596	$–	$640,196,765
Other Financial Instruments+
Forward Foreign Currency Contracts	–	752,624	–	752,624
Total Assets	$594,453,169	$46,496,220	$–	$640,949,389

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the VY® Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York	Israeli New Shekel	10,631,717	Sell	10/31/14	$2,905,349	$2,887,157	$18,192
The Bank of New York	Swiss Franc	3,538,411	Sell	10/31/14	3,763,234	3,707,170	56,064
The Bank of New York	British Pound	5,010,932	Sell	10/31/14	8,189,066	8,121,385	67,681
The Bank of New York	Canadian Dollar	5,626,479	Sell	10/31/14	5,109,755	5,020,053	89,702
The Bank of New York	EU Euro	7,283,881	Sell	10/31/14	9,347,769	9,201,754	146,015
State Street Bank	Israeli New Shekel	10,658,435	Sell	10/31/14	2,909,120	2,894,411	14,709
State Street Bank	Swiss Franc	3,569,525	Sell	10/31/14	3,794,610	3,739,768	54,842
State Street Bank	British Pound	5,027,166	Sell	10/31/14	8,213,660	8,147,695	65,965
State Street Bank	Canadian Dollar	5,641,917	Sell	10/31/14	5,122,845	5,033,828	89,017
State Street Bank	EU Euro	7,296,958	Sell	10/31/14	9,368,710	9,218,273	150,437
							$752,624

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$752,624
Total Asset Derivatives		$752,624

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	State Street Bank	The Bank of New York Mellon Corp.	Totals
Assets:
Forward foreign currency contracts	$374,970	$377,654	$752,624
Total Assets	$374,970	$377,654	$752,624

Net OTC derivative instruments by counterparty, at fair value	$374,970	$377,654	$752,624

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$374,970	$377,654	$752,624

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Australia: 0.7%
638,146		Oil Search Ltd.	$4,980,611	0.7

		Brazil: 7.0%
1,086,855		Ambev SA ADR	7,118,900	1.0
1,159,540		CCR SA	8,005,812	1.1
317,206		Cielo SA	5,161,604	0.7
210,710		Lojas Renner SA	6,092,964	0.9
318,000		Marcopolo SA	514,464	0.1
456,090		Ultrapar Participacoes SA	9,672,406	1.4
729,251		Vale SA ADR	7,081,027	1.0
497,458		Weg S.A.	5,818,496	0.8
			49,465,673	7.0

		China: 9.1%
71,500	@	Baidu.com ADR	15,603,445	2.2
2,769,500		China Shenhua Energy Co., Ltd.	7,709,186	1.1
5,034,000		CNOOC Ltd.	8,681,483	1.2
9,670,000		Geely Automobile Holdings Ltd.	4,044,148	0.6
6,897,000	L	Sun Art Retail Group Ltd.	7,798,690	1.1
979,100		Tencent Holdings Ltd.	14,570,427	2.1
764,000		Tsingtao Brewery Co., Ltd.	5,431,942	0.8
			63,839,321	9.1

		Hong Kong: 4.3%
3,796,400		AIA Group Ltd.	19,592,250	2.8
172,000	@	Jardine Matheson Holdings Ltd.	10,223,680	1.5
			29,815,930	4.3

		India: 18.7%
242,976		ACC Ltd.	5,493,490	0.8
1,146,324		Ambuja Cements Ltd.	3,954,072	0.6
423,680		Asian Paints Ltd.	4,309,038	0.6
392,120		HDFC Bank Ltd. ADR	18,264,949	2.6
1,194,685		Housing Development Finance Corp.	20,361,845	2.9
184,934	L	Infosys Ltd. ADR	11,186,658	1.6
2,745,790		ITC Ltd.	16,424,762	2.3
362,240		Kotak Mahindra Bank Ltd.	5,927,937	0.8
141,380		Larsen & Toubro Ltd.	3,323,162	0.5
244,970		Lupin Ltd.	5,528,403	0.8
951,010		Mahindra & Mahindra Financial Services Ltd.	4,198,275	0.6
409,780		Mahindra & Mahindra Ltd.	8,999,273	1.3
530,756		Tata Consultancy Services Ltd.	23,490,975	3.3
			131,462,839	18.7

		Indonesia: 4.9%
18,299,600		Astra International Tbk PT	10,573,807	1.5
5,377,000		Bank Central Asia Tbk PT	5,770,595	0.8
11,669,200		Bank Rakyat Indonesia	9,975,590	1.4
6,487,600		Semen Gresik Persero Tbk PT	8,196,530	1.2
			34,516,522	4.9

		Macau: 2.6%
1,940,800		Sands China Ltd.	10,124,772	1.4
2,616,400		Wynn Macau Ltd.	8,338,342	1.2
			18,463,114	2.6

		Mexico: 3.1%
2,386,000		Fibra Uno Administracion SA de CV	7,848,813	1.1
679,764		Grupo Financiero Banorte	4,353,263	0.6
897,440		Infraestructura Energetica Nova SAB de CV	5,481,998	0.8
970,200		Mexichem SA de CV	4,039,581	0.6
			21,723,655	3.1

		Panama: 0.9%
61,240	@	Copa Holdings S.A.	6,570,439	0.9

		Peru: 1.6%
71,420	@	Credicorp Ltd.	10,955,114	1.6

		Poland: 0.4%
258,873		Eurocash SA	2,523,096	0.4

		Russia: 6.5%
146,400	@	Eurasia Drilling Co. Ltd. GDR	4,157,760	0.6
349,600	@	Globaltrans Investment PLC GDR	2,936,640	0.4
237,700	@	Lukoil OAO ADR	12,108,759	1.7
7,800	@	Magnit OAO	1,950,412	0.3
145,430		Magnit OJSC GDR	8,365,136	1.2
1,394,320	@	Mobile Telesystems OJSC	9,648,542	1.4
3,218,506	@	Sberbank	6,119,510	0.9
			45,286,759	6.5

		South Africa: 13.4%
557,448		Bidvest Group Ltd.	14,105,470	2.0
171,761	L	Capitec Bank Holdings Ltd.	3,718,893	0.5
3,078,290		FirstRand Ltd.	11,713,995	1.7
182,920		Imperial Holdings Ltd.	2,815,232	0.4
529,100		Mr Price Group Ltd.	9,936,473	1.4
747,142		MTN Group Ltd.	15,752,144	2.3
633,694		Remgro Ltd.	12,774,671	1.8
753,319		Shoprite Holdings Ltd.	9,327,242	1.3
2,250,900		Woolworths Holdings Ltd./South Africa	13,924,351	2.0
			94,068,471	13.4

		South Korea: 4.2%
52,347		Hyundai Motor Co.	9,431,527	1.3
189,200		Kia Motors Corp.	9,609,289	1.4

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
9,441		Samsung Electronics Co., Ltd.	$10,573,991	1.5
			29,614,807	4.2

		Taiwan: 5.5%
1,642,200		Delta Electronics, Inc.	10,374,226	1.5
1,305,000		President Chain Store Corp.	9,356,788	1.3
1,500,223		Taiwan Semiconductor Manufacturing Co., Ltd.	5,972,581	0.9
625,341		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,619,381	1.8
			38,322,976	5.5

		Thailand: 6.5%
1,021,800	L	Advanced Info Service PCL	7,084,975	1.0
1,291,900		Kasikornbank PCL	9,344,020	1.3
649,100		Siam Cement PCL	8,991,742	1.3
1,862,400		Siam Commercial Bank PCL	10,432,782	1.5
3,108,800		Total Access Communication PCL	10,054,902	1.4
			45,908,421	6.5

		Turkey: 3.9%
278,300		Ford Otomotiv Sanayi A/S	3,195,444	0.5
2,221,675		KOC Holding AS	10,268,372	1.5
738,599		TAV Havalimanlari Holding AS	5,930,139	0.8
2,196,054		Turkiye Garanti Bankasi A/S	7,718,612	1.1
			27,112,567	3.9

		United Kingdom: 3.1%
277,700	@	Anglo American PLC	6,193,169	0.9
223,210		SABMiller PLC	12,369,746	1.7
186,723		Standard Chartered PLC	3,444,058	0.5
			22,006,973	3.1

		Total Common Stock
		(Cost $609,994,622)	676,637,288	96.4

PREFERRED STOCK: 1.3%
		Brazil: 1.3%
550,651		Itau Unibanco Holding S.A.	7,680,206	1.1
1,154,320		Marcopolo SA	1,881,621	0.2

		Total Preferred Stock
		(Cost $11,286,017)	9,561,827	1.3

		Total Long-Term Investments
		(Cost $621,280,639)	686,199,115	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateralcc(1): 3.2%
5,271,560	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $5,271,560, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $5,381,328, due 11/17/14-11/15/42)	5,271,560	0.7
5,271,560	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $5,271,561, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $5,376,991, due 10/23/14-03/01/48)	5,271,560	0.8
1,549,563	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $1,549,564, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $1,580,555, due 12/31/15-06/30/18)	1,549,563	0.2
5,271,560	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $5,271,560, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $5,376,991, due 10/02/14-10/01/44)	5,271,560	0.8

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
4,831,771	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $4,831,778, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $4,928,087, due 04/15/16-01/15/29)	$4,831,771	0.7
		22,196,014	3.2

	Total Short-Term Investments
	(Cost $22,196,014)	22,196,014	3.2

	Total Investments in Securities (Cost $643,476,653)	$708,395,129	100.9
	Liabilities in Excess of Other Assets	(6,546,921)	(0.9)
	Net Assets	$701,848,208	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $644,764,084.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$111,341,881
Gross Unrealized Depreciation	(47,710,836)

Net Unrealized Appreciation	$63,631,045

Sector Diversification	Percentage of Net Assets
Financials	25.6%
Information Technology	15.6
Consumer Discretionary	13.9
Consumer Staples	11.4
Industrials	9.8
Materials	7.0
Energy	6.7
Telecommunication Services	6.1
Health Care	0.8
Utilities	0.8
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,980,611	$–	$4,980,611
Brazil	49,465,673	–	–	49,465,673
China	23,402,135	40,437,186	–	63,839,321
Hong Kong	10,223,680	19,592,250	–	29,815,930
India	29,451,607	102,011,232	–	131,462,839
Indonesia	–	34,516,522	–	34,516,522
Macau	–	18,463,114	–	18,463,114
Mexico	21,723,655	–	–	21,723,655
Panama	6,570,439	–	–	6,570,439
Peru	10,955,114	–	–	10,955,114
Poland	–	2,523,096	–	2,523,096
Russia	7,094,400	38,192,359	–	45,286,759
South Africa	–	94,068,471	–	94,068,471
South Korea	–	29,614,807	–	29,614,807
Taiwan	12,619,381	25,703,595	–	38,322,976
Thailand	–	45,908,421	–	45,908,421
Turkey	–	27,112,567	–	27,112,567
United Kingdom	–	22,006,973	–	22,006,973
Total Common Stock	171,506,084	505,131,204	–	676,637,288
Preferred Stock	9,561,827	–	–	9,561,827
Short-Term Investments	–	22,196,014	–	22,196,014
Total Investments, at fair value	$181,067,911	$527,327,218	$–	$708,395,129

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 16.2%
125,393		Allison Transmission Holdings, Inc.	$3,572,447	0.5
8,400		AMC Entertainment Holdings, Inc.	193,116	0.0
214,218		American Eagle Outfitters	3,110,445	0.4
72,304		Ascent Capital Group, Inc.	4,352,701	0.6
175,300	@	Barnes & Noble, Inc.	3,460,422	0.5
150,894		Brinker International, Inc.	7,663,906	1.1
58,700		Brown Shoe Co., Inc.	1,592,531	0.2
59,727		Brunswick Corp.	2,516,896	0.3
5,100		Capella Education Co.	319,260	0.0
37,900		Cato Corp.	1,306,034	0.2
239,017		Chico’s FAS, Inc.	3,530,281	0.5
5,000		Childrens Place Retail Stores, Inc.	238,300	0.0
157,991		Cinemark Holdings, Inc.	5,378,014	0.7
25,300		Citi Trends, Inc.	559,130	0.1
87,100		Cooper Tire & Rubber Co.	2,499,770	0.3
21,700		Core-Mark Holding Co., Inc.	1,150,968	0.2
8,400	L	Coupons.com, Inc.	100,464	0.0
306,490	@	CROCS, Inc.	3,855,644	0.5
181,550		Dana Holding Corp.	3,480,313	0.5
16,700		Destination Maternity Corp.	257,848	0.0
78,900	L	Dex Media, Inc.	754,284	0.1
23,600		Dillard’s, Inc.	2,571,928	0.4
45,314		Drew Industries, Inc.	1,911,798	0.3
18,200		Einstein Noah Restaurant Group, Inc.	366,912	0.1
18,200	@	Entercom Communications Corp.	146,146	0.0
202,385	@	EW Scripps Co.	3,300,899	0.5
113,300	@	Express, Inc.	1,768,613	0.2
32,700	@	G-III Apparel Group Ltd.	2,709,522	0.4
10,200	L	GoPro, Inc.	955,740	0.1
52,100	@	Helen of Troy Ltd.	2,736,292	0.4
132,248	@	Iconix Brand Group, Inc.	4,885,241	0.7
33,400		Jack in the Box, Inc.	2,277,546	0.3
173,491	@	Jarden Corp.	10,428,544	1.4
47,200	@	Journal Communications, Inc.	397,896	0.1
37,500	L	KB Home	560,250	0.1
7,600	@	Libbey, Inc.	199,576	0.0
27,100		Lifetime Brands, Inc.	414,901	0.1
37,600		Lithia Motors, Inc.	2,845,944	0.4
6,600		Live Nation, Inc.	158,532	0.0
71,100		Malibu Boats, Inc.	1,316,772	0.2
99,500	@	Monarch Casino & Resort, Inc.	1,185,045	0.2
49,109		Morningstar, Inc.	3,334,501	0.5
5,300		Nacco Industries, Inc.	263,569	0.0
202,052		National CineMedia, Inc.	2,931,775	0.4
7,700	@	Nautilus, Inc.	92,169	0.0
182,350	@	Office Depot, Inc.	937,279	0.1
7,500	L	Outerwall, Inc.	420,750	0.1
65,618		Papa John’s International, Inc.	2,624,064	0.4
92,948		Pool Corp.	5,011,756	0.7
98,208		Ruth’s Hospitality Group, Inc.	1,084,216	0.2
132,100		ServiceMaster Global Holdings, Inc.	3,196,820	0.4
9,000	L	Sinclair Broadcast Group, Inc.	234,810	0.0
76,800		Skullcandy, Inc.	598,272	0.1
34,800		Sonic Corp.	778,128	0.1
30,700		Stoneridge, Inc.	345,989	0.0
13,000	@	Systemax, Inc.	162,110	0.0
106,000		Tower International, Inc.	2,670,140	0.4
13,600		Townsquare Media, Inc.	163,472	0.0
19,700	@	Universal Electronics, Inc.	972,589	0.1
4,980		VOXX International Corp.	46,314	0.0
11,700	L	Zoe’s Kitchen, Inc.	359,892	0.1
			117,259,486	16.2

		Consumer Staples: 3.8%
31,300		Andersons, Inc.	1,968,144	0.3
128,600	@	Chiquita Brands International, Inc.	1,826,120	0.2
47,451		J&J Snack Foods Corp.	4,439,516	0.6
39,000		Omega Protein Corp.	487,500	0.1
101,000	@	Pilgrim’s Pride Corp.	3,086,560	0.4
28,843		Pinnacle Foods, Inc.	941,724	0.1
15,100	@,L	Revlon, Inc. - Class A	478,519	0.1
401,000	@	Rite Aid Corp.	1,940,840	0.3
29,248		Roundy’s, Inc.	87,451	0.0
9,200		Sanderson Farms, Inc.	809,140	0.1
41,500		Smart & Final Stores, Inc.	598,845	0.1
105,820		SpartanNash Co.	2,058,199	0.3
77,790		Spectrum Brands Holdings, Inc.	7,042,329	1.0
107,300	@	Supervalu, Inc.	959,262	0.1
11,900	@,L	USANA Health Sciences, Inc.	876,554	0.1
			27,600,703	3.8

		Energy: 5.5%
89,639	L	Approach Resources, Inc.	1,299,766	0.2
31,000		C&J Energy Services, Inc.	947,050	0.1
39,000		Carrizo Oil & Gas, Inc.	2,098,980	0.3
21,063		Cimarex Energy Co.	2,665,101	0.4
27,300		Dawson Geophysical Co.	496,314	0.1
35,600		Delek US Holdings, Inc.	1,179,072	0.2
7,830	@	Dril-Quip, Inc.	700,002	0.1
16,357	@,L	Energy XXI Bermuda Ltd.	185,652	0.0
34,000		Forum Energy Technologies, Inc.	1,040,740	0.1
82,400		Green Plains Renewable Energy, Inc.	3,080,936	0.4

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
34,500	@	Helix Energy Solutions Group, Inc.	$761,070	0.1
19,000		Jones Energy, Inc.	356,820	0.0
97,577		Laredo Petroleum, Inc.	2,186,701	0.3
37,800	@	Matrix Service Co.	911,736	0.1
50,894		Oasis Petroleum, Inc.	2,127,878	0.3
56,200	@	Pacific Ethanol, Inc.	784,552	0.1
90,260		Patterson-UTI Energy, Inc.	2,936,158	0.4
8,900		Pioneer Energy Services Corp.	124,778	0.0
110,600		Renewable Energy Group, Inc.	1,122,590	0.2
311,344	L	Resolute Energy Corp.	1,952,127	0.3
3,200	@	Rex Stores Corp.	233,216	0.0
5,900	@	Ring Energy, Inc.	86,966	0.0
5,500		SemGroup Corp. - Class A	457,985	0.1
26,600		Stone Energy Corp.	834,176	0.1
36,146		Superior Energy Services	1,188,119	0.2
67,000		Tesco Corp.	1,329,950	0.2
74,276		Tidewater, Inc.	2,898,992	0.4
10,200	@	TransAtlantic Petroleum Ltd.	91,698	0.0
95,300	@	Vaalco Energy, Inc.	810,050	0.1
613,364		Warren Resources, Inc.	3,250,829	0.5
37,900		Western Refining, Inc.	1,591,421	0.2
8,200		World Fuel Services Corp.	327,344	0.0
			40,058,769	5.5

		Financials: 21.4%
2,800		Agree Realty Corp.	76,664	0.0
12,377		American Campus Communities, Inc.	451,142	0.1
112,000		American Equity Investment Life Holding Co.	2,562,560	0.4
267,300		Anworth Mortgage Asset Corp.	1,280,367	0.2
9,600		Arlington Asset Investment Corp.	243,936	0.0
11,480		Ashford Hospitality Prime, Inc.	174,840	0.0
223,300		Ashford Hospitality Trust, Inc.	2,282,126	0.3
20,700	@	Aspen Insurance Holdings Ltd.	885,339	0.1
376,433		Associated Banc-Corp.	6,557,463	0.9
31,400		Atlas Financial Holdings, Inc.	434,576	0.1
85,200		BankUnited, Inc.	2,597,748	0.4
37,500		BBCN Bancorp, Inc.	547,125	0.1
172,450		BGC Partners, Inc.	1,281,304	0.2
9,900	@	Banco Latinoamericano de Comercio Exterior SA	303,732	0.0
8,300		BNC Bancorp	129,978	0.0
6,600		BofI Holding, Inc.	479,886	0.1
3,800		Bridge Bancorp, Inc.	89,870	0.0
195,900		Capstead Mortgage Corp.	2,397,816	0.3
48,500		Cash America International, Inc.	2,124,300	0.3
22,000		Cathay General Bancorp.	546,260	0.1
25,300		Chatham Lodging Trust	583,924	0.1
21,900		Chesapeake Lodging Trust	638,385	0.1
6,900		Citizens & Northern Corp.	131,100	0.0
141,100		CNO Financial Group, Inc.	2,393,056	0.3
4,747		Community Trust Bancorp., Inc.	159,642	0.0
4,340		ConnectOne Bancorp, Inc.	82,677	0.0
32,800		Coresite Realty Corp.	1,078,136	0.2
72,700		Cousins Properties, Inc.	868,765	0.1
62,400		Cowen Group, Inc.	234,000	0.0
7,200		Crawford & Co.	59,400	0.0
71,680		Customers Bancorp, Inc.	1,287,373	0.2
82,025		DCT Industrial Trust, Inc.	616,008	0.1
26,725		DDR Corp.	447,109	0.1
45,400		DiamondRock Hospitality Co.	575,672	0.1
90,522		East-West Bancorp., Inc.	3,077,748	0.4
73,476		EastGroup Properties, Inc.	4,451,911	0.6
65,600		Eaton Vance Corp.	2,475,088	0.3
66,300		Education Realty Trust, Inc.	681,564	0.1
26,800		Encore Capital Group, Inc.	1,187,508	0.2
9,303		Fidelity Southern Corp.	127,451	0.0
13,400		Financial Institutions, Inc.	301,232	0.0
172,600	@	First BanCorp/Puerto Rico	819,850	0.1
4,700		First Business Financial Services, Inc.	206,330	0.0
63,700		First Commonwealth Financial Corp.	534,443	0.1
16,100		First Community Bancshares, Inc.	230,069	0.0
159,282		First Financial Bancorp.	2,521,434	0.4
182,808		First Horizon National Corp.	2,244,882	0.3
119,975		First Industrial Realty Trust, Inc.	2,028,777	0.3
12,300		First Merchants Corp.	248,583	0.0
25,700		First NBC Bank Holding Co.	841,675	0.1
69,137		First Republic Bank	3,413,985	0.5
95,559		FirstMerit Corp.	1,681,838	0.2
56,200	@	Flagstar Bancorp, Inc.	945,846	0.1
8,800		Franklin Street Properties Corp.	98,736	0.0
80,680		Glacier Bancorp., Inc.	2,086,385	0.3
24,300		Glimcher Realty Trust	329,022	0.1
14,900		Government Properties Income Trust	326,459	0.1
161,500		Green Dot Corp.	3,414,110	0.5
62,675		Greenhill & Co., Inc.	2,913,761	0.4

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
93,050		Hanmi Financial Corp.	$1,875,888	0.3
17,300		HCI Group, Inc.	622,627	0.1
140,314		HFF, Inc.	4,062,090	0.6
37,800	@	Hilltop Holdings, Inc.	757,890	0.1
4,300		Home Properties, Inc.	250,432	0.0
16,800		HomeStreet, Inc.	287,112	0.0
4,900		Horace Mann Educators Corp.	139,699	0.0
371,400		Huntington Bancshares, Inc.	3,613,722	0.5
47,193		IBERIABANK Corp.	2,950,034	0.4
20,100		IDT Corp.	322,806	0.1
53,900	@	Insmed Inc.	703,395	0.1
87,100	@	Investment Technology Group, Inc.	1,372,696	0.2
157,052	L	Janus Capital Group, Inc.	2,283,536	0.3
17,500		LaSalle Hotel Properties	599,200	0.1
11,100		LTC Properties, Inc.	409,479	0.1
77,900	@	Maiden Holdings Ltd.	863,132	0.1
11,500		MainSource Financial Group, Inc.	198,375	0.0
59,100		Manning & Napier, Inc.	992,289	0.1
49,901		Mid-America Apartment Communities, Inc.	3,276,001	0.5
76,300		Moelis & Co.	2,605,645	0.4
3,900	@	Montpelier Re Holdings Ltd.	121,251	0.0
2,500	L	National Bankshares, Inc.	69,400	0.0
127,502		National Retail Properties, Inc.	4,407,744	0.6
8,313		NBT Bancorp., Inc.	187,209	0.0
9,400		Nelnet, Inc.	405,046	0.1
35,400	@	Ocwen Financial Corp.	926,772	0.1
3,200		Oppenheimer Holdings, Inc.	64,800	0.0
9,000		Parkway Properties, Inc.	169,020	0.0
21,900		Pebblebrook Hotel Trust	817,746	0.1
31,300		Pennsylvania Real Estate Investment Trust	624,122	0.1
4,900		PennyMac Financial Services, Inc.	71,785	0.0
54,600		Pennymac Mortgage Investment Trust	1,170,078	0.2
4,100		Peoples Bancorp., Inc.	97,375	0.0
2,200	L	Peoples Financial Services Corp.	101,178	0.0
27,400		Pinnacle Financial Partners, Inc.	989,140	0.1
11,200		Piper Jaffray Cos.	585,088	0.1
111,600	@	Popular, Inc.	3,284,946	0.5
60,400		Potlatch Corp.	2,428,684	0.3
21,500		Preferred Bank/Los Angeles CA	484,180	0.1
13,900		PrivateBancorp, Inc.	415,749	0.1
149,775		ProAssurance Corp.	6,600,584	0.9
4,200		Prosperity Bancshares, Inc.	240,114	0.0
11,500		PS Business Parks, Inc.	875,610	0.1
45,800		RAIT Financial Trust	340,294	0.1
8,000		Ramco-Gershenson Properties	130,000	0.0
68,456		Realogy Holdings Corp.	2,546,563	0.4
57,000		Redwood Trust, Inc.	945,060	0.1
275,843		RLJ Lodging Trust	7,853,250	1.1
10,100		Selective Insurance Group	223,614	0.0
15,600		Sierra Bancorp.	261,456	0.0
40,500		Southwest Bancorp., Inc.	664,200	0.1
4,100		Stewart Information Services Corp.	120,335	0.0
87,900	@	Strategic Hotel Capital, Inc.	1,024,035	0.1
4,000		Sun Communities, Inc.	202,000	0.0
101,200		Sunstone Hotel Investors, Inc.	1,398,584	0.2
38,400		Susquehanna Bancshares, Inc.	384,000	0.1
4,300	@	SVB Financial Group	481,987	0.1
18,300		Symetra Financial Corp.	426,939	0.1
56,200		The Geo Group, Inc.	2,147,964	0.3
41,400		Tristate Capital Holdings, Inc.	375,498	0.1
206,732		Umpqua Holdings Corp.	3,404,876	0.5
11,100		United Fire Group, Inc.	308,247	0.0
3,308		Validus Holdings Ltd.	129,475	0.0
23,700		Walker & Dunlop, Inc.	314,973	0.0
5,000		Washington Federal, Inc.	101,800	0.0
7,500		WesBanco, Inc.	229,425	0.0
11,800		West BanCorp., Inc.	166,734	0.0
141,573		Western Alliance Bancorp.	3,383,595	0.5
183,000		Wilshire Bancorp., Inc.	1,689,090	0.2
5,400	@	Yadkin Financial Corporation	98,064	0.0
			154,466,693	21.4

		Health Care: 11.4%
15,100		Acceleron Pharma, Inc.	456,624	0.1
91,400	L	AcelRx Pharmaceuticals, Inc.	501,786	0.1
3,300	L	Adamas Pharmaceuticals, Inc.	61,446	0.0
1,800	L	Agios Pharmaceuticals, Inc.	110,430	0.0
13,200		Alnylam Pharmaceuticals, Inc.	1,030,920	0.1
44,700	L	Amphastar Pharmaceuticals, Inc.	520,755	0.1
38,123	@	Amsurg Corp.	1,908,056	0.3
30,400	L	Applied Genetic Technologies Corp./DE	565,744	0.1
17,900		Ardelyx, Inc.	254,359	0.0
133,000	L	Ariad Pharmaceuticals, Inc.	718,200	0.1
34,657		Auspex Pharmaceuticals, Inc.	889,645	0.1
5,500		Avalanche Biotechnologies, Inc.	188,045	0.0
15,800		Bluebird Bio, Inc.	566,904	0.1
20,100	L	Cara Therapeutics, Inc.	168,639	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
8,900	L	Castlight Health, Inc.	$115,166	0.0
224,600		Catalent, Inc.	5,621,738	0.8
28,900		Celladon Corp.	302,294	0.0
94,200	@	Celldex Therapeutics, Inc.	1,220,832	0.2
51,372	@	Centene Corp.	4,248,978	0.6
204,700		Cross Country Healthcare, Inc.	1,901,663	0.3
42,700	L	Dicerna Pharmaceuticals, Inc.	543,571	0.1
45,700	L	Egalet Corp.	260,490	0.0
59,548	L	Eleven Biotherapeutics, Inc.	663,365	0.1
9,600		Furiex Pharmaceuticals, Inc. - CVR	93,792	0.0
78,600		Greatbatch, Inc.	3,349,146	0.5
94,556	@	Hanger Orthopedic Group, Inc.	1,940,289	0.3
25,800		HealthEquity, Inc.	472,398	0.1
80,081		Healthsouth Corp.	2,954,989	0.4
45,251	@	Idexx Laboratories, Inc.	5,331,925	0.7
10,500		Immune Design Corp.	185,430	0.0
58,600		Impax Laboratories, Inc.	1,389,406	0.2
16,700		Imprivata, Inc.	259,184	0.0
45,063		Inogen, Inc.	928,748	0.1
38,700		Insulet Corp.	1,426,095	0.2
1,600		Intercept Pharmaceuticals, Inc.	378,704	0.1
4,600		Intersect ENT, Inc.	71,300	0.0
15,100	L	Isis Pharmaceuticals, Inc.	586,333	0.1
3,200		Jazz Pharmaceuticals PLC	513,792	0.1
12,400		K2M Group Holdings, Inc.	178,932	0.0
3,900	L	Karyopharm Therapeutics, Inc.	136,266	0.0
58,500	L	Kindred Biosciences, Inc.	541,125	0.1
32,900		Kindred Healthcare, Inc.	638,260	0.1
46,800	L	Kite Pharma, Inc.	1,333,800	0.2
25,500	@	Lannett Co., Inc.	1,164,840	0.2
10,800		MacroGenics, Inc.	225,720	0.0
47,599		Magellan Health Services, Inc.	2,605,093	0.4
9,777		Mallinckrodt PLC - W/I	881,397	0.1
36,200		Medicines Co.	807,984	0.1
49,500	@	Molina Healthcare, Inc.	2,093,850	0.3
36,659		MWI Veterinary Supply, Inc.	5,440,196	0.8
24,700		NPS Pharmaceuticals, Inc.	642,200	0.1
106,500		NuVasive, Inc.	3,713,655	0.5
74,181		Omnicell, Inc.	2,027,367	0.3
72,700	@	Oncothyreon, Inc.	139,584	0.0
3,900		Ophthotech Corp.	151,827	0.0
29,900	@	Orthofix International NV	925,704	0.1
28,250		Owens & Minor, Inc.	924,905	0.1
13,000	@,L	PhotoMedex, Inc.	80,600	0.0
20,900		Receptos, Inc.	1,298,099	0.2
23,000		Revance Therapeutics, Inc.	444,590	0.1
16,600		Roka Bioscience, Inc.	166,830	0.0
3,600		Sage Therapeutics, Inc.	113,400	0.0
27,700		Select Medical Holdings Corp.	333,231	0.1
21,500	@,L	Synageva BioPharma Corp.	1,478,770	0.2
153,000	@,L	Threshold Pharmaceuticals, Inc.	552,330	0.1
33,500	L	Tokai Pharmaceuticals, Inc.	507,190	0.1
29,900	L	TransEnterix, Inc.	130,364	0.0
34,400		Trevena, Inc.	220,848	0.0
17,400		TriVascular Technologies, Inc.	251,952	0.0
18,000	L	Trupanion, Inc.	153,000	0.0
16,000		Ultragenyx Pharmaceutical, Inc.	905,600	0.1
32,900		Vitae Pharmaceuticals, Inc.	251,027	0.0
56,782		WellCare Health Plans, Inc.	3,426,226	0.5
91,586		West Pharmaceutical Services, Inc.	4,099,389	0.6
7,500		Zafgen, Inc.	147,375	0.0
4,400	L	ZS Pharma, Inc.	172,612	0.0
			82,007,319	11.4

		Industrials: 14.8%
45,400		AAR Corp.	1,096,410	0.2
94,400		ABM Industries, Inc.	2,425,136	0.3
190,210	@	ACCO Brands Corp.	1,312,449	0.2
63,800		Alaska Air Group, Inc.	2,777,852	0.4
5,000		Allegiant Travel Co.	618,300	0.1
92,282		Altra Holdings, Inc.	2,690,943	0.4
1,700		Amerco, Inc.	445,213	0.1
22,875		Applied Industrial Technologies, Inc.	1,044,244	0.1
46,700		ARC Document Solutions, Inc.	378,270	0.1
71,400		ArcBest Corp.	2,663,220	0.4
8,800		Argan, Inc.	293,744	0.0
11,225		Atlas Air Worldwide Holdings, Inc.	370,650	0.1
7,000	@	Avis Budget Group, Inc.	384,230	0.1
16,200		Barnes Group, Inc.	491,670	0.1
24,000		Barrett Business Services, Inc.	947,760	0.1
3,100	@	Beacon Roofing Supply, Inc.	78,988	0.0
35,900		Brady Corp.	805,596	0.1
20,900		Ceco Environmental Corp.	280,060	0.0
241,100	@	Cenveo, Inc.	595,517	0.1
13,400		Columbus McKinnon Corp.	294,666	0.0
158,813		Comfort Systems USA, Inc.	2,151,916	0.3
3,600		Curtiss-Wright Corp.	237,312	0.0
71,800		Deluxe Corp.	3,960,488	0.6
121,450		Douglas Dynamics, Inc.	2,368,275	0.3
30,800		EMCOR Group, Inc.	1,230,768	0.2
20,200		EnerSys	1,184,528	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
73,200		Engility Holdings, Inc.	$2,281,644	0.3
15,600	@	Esterline Technologies Corp.	1,735,812	0.2
43,700		Federal Signal Corp.	578,588	0.1
55,883		Forward Air Corp.	2,505,235	0.3
111,954	@	Generac Holdings, Inc.	4,538,615	0.6
32,200	@	General Finance Corp.	285,614	0.0
25,825	@	Gibraltar Industries, Inc.	353,544	0.1
32,500		Global Brass & Copper Holdings, Inc.	476,775	0.1
24,500	L	Greenbrier Cos., Inc.	1,797,810	0.3
67,700		Hawaiian Holdings, Inc.	910,565	0.1
9,800		Heidrick & Struggles International, Inc.	201,292	0.0
129,421		Herman Miller, Inc.	3,863,217	0.5
10,800		Hyster-Yale Materials Handling, Inc.	773,496	0.1
20,700		Kadant, Inc.	808,335	0.1
125,680		KAR Auction Services, Inc.	3,598,218	0.5
5,400		Kelly Services, Inc.	84,618	0.0
113,900		Kimball International, Inc.	1,714,195	0.2
141,880		Knight Transportation, Inc.	3,886,093	0.5
33,100		Knoll, Inc.	572,961	0.1
15,100		LB Foster Co.	693,694	0.1
1,800		Matson, Inc.	45,054	0.0
48,700	@	Meritor, Inc.	528,395	0.1
27,300		NN, Inc.	729,456	0.1
10,500		Park-Ohio Holdings Corp.	502,530	0.1
11,200		Paylocity Holding Corp.	220,080	0.0
177,555		Ply Gem Holdings, Inc.	1,924,696	0.3
61,200		Quality Distribution, Inc.	782,136	0.1
71,145		RBC Bearings, Inc.	4,033,922	0.6
55,603		Regal-Beloit Corp.	3,572,493	0.5
158,808		Rexnord Corp.	4,518,088	0.6
21,400		RPX Corp.	293,822	0.0
10,450	@	Saia, Inc.	517,902	0.1
2,700		Standex International Corp.	200,178	0.0
82,500		Steelcase, Inc.	1,335,675	0.2
42,900		Swift Transportation Co.	900,042	0.1
98,545		Toro Co.	5,836,820	0.8
26,800		Trimas Corp.	652,044	0.1
8,200		TriNet Group, Inc.	211,150	0.0
1,550		Triumph Group, Inc.	100,828	0.0
18,200	@	TrueBlue, Inc.	459,732	0.1
43,800	@	Tutor Perini Corp.	1,156,320	0.2
3,500		Unifirst Corp.	338,065	0.0
11,400		United Stationers, Inc.	428,298	0.1
7,100		Universal Truckload Services, Inc.	172,175	0.0
10,500		Viad Corp.	216,825	0.0
6,300		VSE Corp.	308,826	0.0
51,200	@	Wabash National Corp.	681,984	0.1
24,900		Wabtec Corp.	2,017,896	0.3
210,445		Waste Connections, Inc.	10,210,791	1.4
13,250		Watsco, Inc.	1,141,885	0.2
3,200		Watts Water Technologies, Inc.	186,400	0.0
			107,013,034	14.8

		Information Technology: 14.6%
127,198		Advent Software, Inc.	4,014,369	0.6
101,500		Aerohive Networks, Inc.	814,030	0.1
21,100		Alpha & Omega Semiconductor Ltd.	198,340	0.0
7,700		Amber Road, Inc.	133,518	0.0
68,500		Amkor Technology, Inc.	576,085	0.1
38,379		Anixter International, Inc.	3,256,074	0.5
6,100	L	Arista Networks, Inc.	538,813	0.1
110,520		ARRIS Group, Inc.	3,133,795	0.4
4,740	@	Aspen Technology, Inc.	178,793	0.0
93,051		Audience, Inc.	688,577	0.1
168,100	@	AVG Technologies	2,787,098	0.4
35,000		Avid Technology, Inc.	353,500	0.1
94,443	@	Benchmark Electronics, Inc.	2,097,579	0.3
18,900		Brooks Automation, Inc.	198,639	0.0
69,200		Carbonite, Inc.	708,608	0.1
60,400	L	Chegg, Inc.	376,896	0.1
150,195	@	CoreLogic, Inc.	4,065,779	0.6
41,300		Cornerstone OnDemand, Inc.	1,421,133	0.2
34,100		CSG Systems International	896,148	0.1
3,500		Digital River, Inc.	50,820	0.0
6,500		EVERTEC, Inc.	145,210	0.0
76,200	@	Extreme Networks, Inc.	364,998	0.1
24,043		Factset Research Systems, Inc.	2,921,946	0.4
40,804		FEI Co.	3,077,438	0.4
6,700	L	FireEye, Inc.	204,752	0.0
40,200		First Solar, Inc.	2,645,562	0.4
2,978	L	Five9, Inc.	19,476	0.0
179,446		Freescale Semiconductor Holdings Ltd.	3,504,580	0.5
196,700		Global Cash Access, Inc.	1,327,725	0.2
9,200	@	Globant SA	129,444	0.0
33,953		GrubHub, Inc.	1,162,551	0.2
85,700	L	GT Advanced Technologies, Inc.	928,131	0.1
33,400		Guidewire Software, Inc.	1,480,956	0.2
66,400	@	iGate Corp.	2,438,208	0.3
71,351		Imperva, Inc.	2,049,914	0.3
39,400	@	Insight Enterprises, Inc.	891,622	0.1
41,900		Integrated Silicon Solution, Inc.	575,706	0.1
17,900		IntraLinks Holdings, Inc.	144,990	0.0
33,950	@	Lattice Semiconductor Corp.	254,625	0.0
7,000		Littelfuse, Inc.	596,260	0.1
19,900		Manhattan Associates, Inc.	665,058	0.1
29,700		MobileIron, Inc.	330,858	0.0
20,800		Model N, Inc.	205,088	0.0
121,412		Monotype Imaging Holdings, Inc.	3,438,388	0.5

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
12,400		Nanometrics, Inc.	$187,240	0.0
17,145	L	NetSuite, Inc.	1,535,163	0.2
31,300	@	Newport Corp.	554,636	0.1
45,700	@	Omnivision Technologies, Inc.	1,209,222	0.2
145,700		Pegasystems, Inc.	2,784,327	0.4
30,500	@	Pericom Semiconductor Corp.	297,070	0.0
16,780	@	Photronics, Inc.	135,079	0.0
65,100	@	Polycom, Inc.	799,753	0.1
24,960	@	PTC, Inc.	921,024	0.1
146,372	L	Q2 Holdings, Inc.	2,049,208	0.3
57,500	@	QLogic Corp.	526,700	0.1
238,049	@	Rovi Corp.	4,700,278	0.7
178,300	@	Sanmina Corp.	3,719,338	0.5
5,000		Science Applications International Corp.	221,150	0.0
84,000	@	Silicon Image, Inc.	423,360	0.1
54,800		Skyworks Solutions, Inc.	3,181,140	0.4
76,000		Spansion, Inc.	1,732,040	0.2
21,377		Splunk, Inc.	1,183,431	0.2
87,000		SunEdison, Inc.	1,642,560	0.2
10,500		Super Micro Computer, Inc.	308,910	0.0
140,100	@	Take-Two Interactive Software, Inc.	3,232,107	0.4
175,600		TeleCommunication Systems, Inc.	489,924	0.1
27,800		TeleNav, Inc.	186,260	0.0
12,100	@	TIBCO Software, Inc.	285,923	0.0
113,900		Tivo, Inc.	1,457,351	0.2
6,000	L	TubeMogul, Inc.	69,000	0.0
218,000		Ultra Clean Holdings	1,951,100	0.3
163,120	@	Unisys Corp.	3,818,639	0.5
29,252	L	Varonis Systems, Inc.	617,217	0.1
19,568		VeriFone Holdings, Inc.	672,748	0.1
37,700		Verint Systems, Inc.	2,096,497	0.3
79,589		WebMD Health Corp.	3,327,616	0.5
27,300		Yelp, Inc.	1,863,225	0.3
13,784	L	Zillow, Inc.	1,598,806	0.2
			105,770,122	14.6

		Materials: 5.6%
38,900		A Schulman, Inc.	1,406,624	0.2
104,087		Aptargroup, Inc.	6,318,081	0.9
35,700		Axiall Corp.	1,278,417	0.2
17,800		Boise Cascade Co.	536,492	0.1
37,800		Commercial Metals Co.	645,246	0.1
133,613	@	Crown Holdings, Inc.	5,948,450	0.8
2,500		FutureFuel Corp.	29,725	0.0
134,100		Graphic Packaging Holding Co.	1,666,863	0.2
17,300	@	Headwaters, Inc.	216,942	0.0
3,100		Innospec, Inc.	111,290	0.0
21,600		Koppers Holdings, Inc.	716,256	0.1
56,200		Kronos Worldwide, Inc.	774,436	0.1
25,300		Minerals Technologies, Inc.	1,561,263	0.2
39,100	@	Omnova Solutions, Inc.	209,967	0.0
31,000		Resolute Forest Products	484,840	0.1
39,700		Rock-Tenn Co.	1,888,926	0.3
28,100		Ryerson Holding Corp.	359,680	0.1
138,108		Silgan Holdings, Inc.	6,491,076	0.9
317,248		Taminco Corp.	8,280,173	1.1
42,350		Worthington Industries	1,576,267	0.2
			40,501,014	5.6

		Telecommunication Services: 0.6%
209,000		Inteliquent, Inc.	2,602,050	0.4
32,400		Intelsat SA	555,336	0.1
54,800	@	Premier Global Services, Inc.	655,956	0.1
31,300		RingCentral, Inc.	397,823	0.0
			4,211,165	0.6

		Utilities: 2.9%
1,378		AGL Resources, Inc.	70,747	0.0
4,600		Chesapeake Utilities Corp.	191,636	0.0
119,300		Dynegy, Inc.	3,442,998	0.5
3,800		El Paso Electric Co.	138,890	0.0
11,300	L	Empire District Electric Co.	272,895	0.1
18,400		Idacorp, Inc.	986,424	0.2
10,700		Laclede Group, Inc.	496,480	0.1
9,600		MGE Energy, Inc.	357,696	0.1
18,550		New Jersey Resources Corp.	936,960	0.1
4,900		Northwest Natural Gas Co.	207,025	0.0
99,733		NorthWestern Corp.	4,523,889	0.6
250,017		Portland General Electric Co.	8,030,546	1.1
8,900		Southwest Gas Corp.	432,362	0.1
6,600		TerraForm Power, Inc.	190,476	0.0
6,300		Westar Energy, Inc.	214,956	0.0
5,600		WGL Holdings, Inc.	235,872	0.0
			20,729,852	2.9

	Total Common Stock
	(Cost $579,880,032)		699,618,157	96.8

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.1%
	U.S. Treasury Notes: 0.1%
770,000	0.250%, due 11/30/14	770,286	0.1

	Total U.S. Treasury Obligations
	(Cost $770,142)	770,286	0.1

	Total Long-Term Investments
	(Cost $580,650,174)	700,388,443	96.9

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	Securities Lending Collateralcc(1): 2.8%
4,720,136	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $4,720,136, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $4,818,422, due 11/17/14-11/15/42)	$4,720,136	0.6
4,720,136	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $4,720,137, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $4,814,539, due 10/23/14-03/01/48)	4,720,136	0.7
1,952,290	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $1,952,291, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $1,991,336, due 12/31/15-06/30/18)	1,952,290	0.3
4,720,136	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $4,720,136, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $4,814,539, due 10/02/14-10/01/44)	4,720,136	0.7
3,761,533	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $3,761,538, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,836,515, due 04/15/16-01/15/29)	3,761,533	0.5
		19,874,231	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
18,995,223	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $18,995,223)	18,995,223	2.6

	Total Short-Term Investments
	(Cost $38,869,454)	38,869,454	5.4

	Total Investments in Securities (Cost $619,519,628)	$739,257,897	102.3
	Liabilities in Excess of Other Assets	(16,939,417)	(2.3)
	Net Assets	$722,318,480	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $621,907,311.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$148,632,184
Gross Unrealized Depreciation	(31,281,598)

Net Unrealized Appreciation	$117,350,586

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$117,259,486	$–	$–	$117,259,486
Consumer Staples	27,600,703	–	–	27,600,703
Energy	40,058,769	–	–	40,058,769
Financials	154,466,693	–	–	154,466,693
Health Care	81,913,527	–	93,792	82,007,319
Industrials	107,013,034	–	–	107,013,034
Information Technology	105,770,122	–	–	105,770,122
Materials	40,501,014	–	–	40,501,014
Telecommunication Services	4,211,165	–	–	4,211,165
Utilities	20,729,852	–	–	20,729,852
Total Common Stock	699,524,365	–	93,792	699,618,157
Short-Term Investments	18,995,223	19,874,231	–	38,869,454
U.S. Treasury Obligations	–	770,286	–	770,286
Total Investments, at fair value	$718,519,588	$20,644,517	$93,792	$739,257,897
Liabilities Table
Other Financial Instruments+
Futures	$(271,820)	$–	$–	$(271,820)
Total Liabilities	$(271,820)	$–	$–	$(271,820)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

VY® JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on September 30, 2014:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	71	12/19/14	$7,785,860	$(271,820)
			$7,785,860	$(271,820)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$271,820
Total Liability Derivatives		$271,820

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	France: 12.0%
61,379	LVMH Moet Hennessy Louis Vuitton S.A.	$9,966,904	2.2
103,264	Pernod Ricard SA	11,687,566	2.5
88,547	Publicis Groupe	6,068,017	1.3
244,862	Sanofi	27,686,855	6.0
		55,409,342	12.0

	Germany: 4.0%
255,747	SAP SE	18,457,266	4.0

	Italy: 0.9%
594,114	Davide Campari-Milano S.p.A.	4,279,212	0.9

	Japan: 0.9%
118,600	Japan Tobacco, Inc.	3,853,958	0.9

	Sweden: 0.2%
32,692	Swedish Match AB	1,057,638	0.2

	Switzerland: 9.0%
562,354	Nestle S.A.	41,327,974	9.0

	United Kingdom: 32.1%
759,078	British American Tobacco PLC	42,774,228	9.3
742,603	Diageo PLC	21,418,121	4.6
505,974	Experian Group Ltd.	8,040,083	1.8
175,677	Imperial Tobacco Group PLC	7,563,893	1.6
379,846	Reckitt Benckiser PLC	32,840,391	7.1
848,772	Unilever PLC	35,527,620	7.7
		148,164,336	32.1

	United States: 39.1%
100,830	3M Co.	14,285,594	3.1
267,470	@ Accenture PLC	21,750,660	4.7
60,126	Intuit, Inc.	5,270,044	1.1
29,117	Kraft Foods Group, Inc.	1,642,199	0.4
26,105	Mead Johnson Nutrition Co.	2,511,823	0.5
487,860	Microsoft Corp.	22,617,190	4.9
517,969	Mondelez International, Inc.	17,748,208	3.8
89,716	Moody’s Corp.	8,478,162	1.8
97,188	Nike, Inc.	8,669,170	1.9
254,607	Philip Morris International, Inc.	21,234,224	4.6
272,767	Procter & Gamble Co.	22,841,508	5.0
234,120	Time Warner, Inc.	17,608,165	3.8
74,876	Visa, Inc.	15,976,292	3.5
		180,633,239	39.1

	Total Common Stock (Cost $355,799,257)	453,182,965	98.2

	Assets in Excess of Other Liabilities	8,464,477	1.8
	Net Assets	$461,647,442	100.0

@	Non-income producing security

Cost for federal income tax purposes is $356,432,016.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$101,067,984
Gross Unrealized Depreciation	(4,317,035)

Net Unrealized Appreciation	$96,750,949

Industry Diversification	Percentage of Net Assets
Food Products	21.4%
Agriculture	16.6
Software	10.0
Beverages	7.1
Household Products/Wares	7.1
Pharmaceuticals	6.0
Household Products	5.0
Industrials	4.9
IT Services	4.7
Apparel	4.1
Media	3.8
Diversified Financial Services	3.5
Financials	1.8
Consumer Discretionary	1.3
Consumer Staples	0.9
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
France	$–	$55,409,342	$–	$55,409,342
Germany	–	18,457,266	–	18,457,266
Italy	–	4,279,212	–	4,279,212
Japan	–	3,853,958	–	3,853,958
Sweden	–	1,057,638	–	1,057,638
Switzerland	–	41,327,974	–	41,327,974
United Kingdom	–	148,164,336	–	148,164,336
United States	180,633,239	–	–	180,633,239
Total Common Stock	180,633,239	272,549,726	–	453,182,965
Total Investments, at fair value	$180,633,239	$272,549,726	$–	$453,182,965

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 65.0%
		Consumer Discretionary: 7.0%
265,679	@	Autozone, Inc.	$135,405,959	2.4
563,900	@	Delphi Automotive PLC	34,589,626	0.6
727,196		Johnson Controls, Inc.	31,996,624	0.6
269,400	@,L	Liberty Global PLC - Class A	11,460,276	0.2
736,000	@	Liberty Global PLC - Class C	30,187,040	0.5
921,300		Lowe’s Cos, Inc.	48,755,196	0.9
187,508	@	O’Reilly Automotive, Inc.	28,193,703	0.5
93,070		TRW Automotive Holdings Corp.	9,423,338	0.2
1,370,400		Twenty-First Century Fox, Inc. Class B	45,648,024	0.8
247,600		Viacom - Class B	19,050,344	0.3
			394,710,130	7.0

		Consumer Staples: 4.4%
496,600		CVS Caremark Corp.	39,524,394	0.7
1,364,088		Mondelez International, Inc.	46,740,475	0.8
597,234		PepsiCo, Inc.	55,596,513	1.0
848,397		Philip Morris International, Inc.	70,756,310	1.3
422,873		Procter & Gamble Co.	35,411,385	0.6
			248,029,077	4.4

		Energy: 3.9%
117,360		Anadarko Petroleum Corp.	11,904,999	0.2
492,800		Apache Corp.	46,259,136	0.8
902,800		Canadian Natural Resources Ltd.	35,064,752	0.6
1,821,200		Chesapeake Energy Corp.	41,869,388	0.7
223,500		Concho Resources, Inc.	28,024,665	0.5
161,200		Pioneer Natural Resources Co.	31,751,564	0.6
386,667		Range Resources Corp.	26,219,889	0.5
			221,094,393	3.9

		Financials: 10.9%
637,300		American Tower Corp.	59,670,399	1.1
911,069		Invesco Ltd.	35,969,004	0.6
738,100		Iron Mountain, Inc.	24,098,965	0.4
978,010		JPMorgan Chase & Co.	58,915,323	1.0
2,861,600		Marsh & McLennan Cos., Inc.	149,776,144	2.7
1,504,600		State Street Corp.	110,753,606	2.0
3,054,533		TD Ameritrade Holding Corp.	101,929,766	1.8
2,582,320		UBS AG - Reg	44,888,030	0.8
861,511	@	XL Group PLC	28,576,320	0.5
			614,577,557	10.9

		Health Care: 14.2%
654,700		Abbott Laboratories	27,228,973	0.5
68,200	@	Actavis PLC	16,455,296	0.3
577,700		Agilent Technologies, Inc.	32,917,346	0.6
608,800		Allergan, Inc.	108,482,072	1.9
595,000		CareFusion Corp.	26,923,750	0.5
238,800		Cigna Corp.	21,656,772	0.4
818,400	@	DaVita, Inc.	59,857,776	1.0
730,400		Eli Lilly & Co.	47,366,440	0.8
166,700	@	Henry Schein, Inc.	19,415,549	0.3
364,719	@	Perrigo Co. PLC	54,777,147	1.0
1,049,024		Pfizer, Inc.	31,019,640	0.5
1,105,368		Thermo Fisher Scientific, Inc.	134,523,285	2.4
1,640,124		UnitedHealth Group, Inc.	141,460,695	2.5
2,279,189		Zoetis, Inc.	84,216,033	1.5
			806,300,774	14.2

		Industrials: 9.9%
392,800		Boeing Co.	50,034,864	0.9
3,108,391		Danaher Corp.	236,175,548	4.2
470,300	@	Pentair PLC	30,799,947	0.5
335,600		Roper Industries, Inc.	49,094,924	0.9
1,099,400	@	Tyco International Ltd.	49,000,258	0.8
1,375,775		United Technologies Corp.	145,281,840	2.6
			560,387,381	9.9

		Information Technology: 8.0%
236,486	@	Alibaba Group Holding Ltd. ADR	21,011,781	0.4
242,900		Apple, Inc.	24,472,175	0.4
278,200		Fidelity National Information Services, Inc.	15,662,660	0.3
2,107,914		Fiserv, Inc.	136,245,021	2.4
91,700		Google, Inc.	52,943,912	0.9
56,600		Google, Inc. – Class A	33,304,006	0.6
145,600	@	NXP Semiconductor NV	9,963,408	0.2
210,100		Qualcomm, Inc.	15,709,177	0.3
182,300	@	Seagate Technology	10,440,321	0.2
23,800	@	TE Connectivity Ltd.	1,315,902	0.0
1,056,023		Texas Instruments, Inc.	50,361,737	0.9
374,900		Visa, Inc.	79,992,413	1.4
			451,422,513	8.0

		Materials: 0.4%
535,700		Cytec Industries, Inc.	25,333,253	0.4

		Telecommunication Services: 1.7%
859,000		Crown Castle International Corp.	69,175,270	1.2
231,000		SBA Communications Corp.	25,617,900	0.5
			94,793,170	1.7

		Utilities: 4.6%
202,400		Duke Energy Corp.	15,133,448	0.3
615,100		FirstEnergy Corp.	20,648,907	0.4
1,200		OGE Energy Corp.	44,532	0.0
2,437,137		Pacific Gas & Electric Co.	109,768,650	1.9

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
3,797,669		Xcel Energy, Inc.	$115,449,138	2.0
			261,044,675	4.6

	Total Common Stock
	(Cost $3,025,617,614)		3,677,692,923	65.0

PREFERRED STOCK: 0.4%
		Energy: 0.0%
1,894	@,L	Chesapeake Energy Corp.	179,210	0.0

		Financials: 0.2%
205,000	P	US Bancorp Series F	5,532,950	0.1
166,000	P	US Bancorp Series G	4,760,880	0.1
			10,293,830	0.2

		Utilities: 0.2%
169,375	L,P	SCE Trust I	3,985,394	0.1
29,790	P	SCE Trust II	643,166	0.0
324,305	P	SCE Trust III	8,568,138	0.1
			13,196,698	0.2

		Total Preferred Stock
		(Cost $22,454,217)	23,669,738	0.4

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.4%
			Communications: 8.4%
	1,980,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	2,056,725	0.0
	9,118,096		Cequel Communications LLC - TL B, 3.500%, 02/14/19	8,974,486	0.2
	4,008,455		Charter Communications Operating LLC, 3.000%, 01/31/21	3,895,160	0.1
	4,517,813		Charter Communications Operating LLC, 3.000%, 03/08/20	4,390,121	0.1
	5,200,000		Charter Communications Operating LLC, 4.250%, 09/12/21	5,190,713	0.1
	50,550,531		Crown Castle Operating Co. - Term Loan B2, 3.000%, 01/31/21	49,953,428	0.9
	11,250,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	10,785,938	0.2
	30,795,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	32,565,712	0.6
	8,825,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	9,299,344	0.2
	2,725,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	2,919,156	0.1
	11,600,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	12,161,730	0.2
	72,819,466		Intelsat TL 4/2/18, 3.750%, 06/30/19	71,803,051	1.3
	1,725,000		Lamar Media Corp., 5.000%, 05/01/23	1,668,938	0.0
	1,825,000		Lamar Media Corp., 5.875%, 02/01/22	1,888,875	0.0
CHF	383,333	#	Matterhorn Mobile SA, 5.399%, 05/15/19	407,545	0.0
CHF	1,520,000	#	Matterhorn Mobile SA, 6.750%, 05/15/19	1,678,162	0.0
	1,575,000		SBA Communications Corp., 5.625%, 10/01/19	1,606,500	0.0
	1,750,000		SBA Communications Corp., 5.750%, 07/15/20	1,789,375	0.0
	6,370,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	7,381,238	0.1
	9,634,814		Telesat Canada, 3.500%, 03/28/19	9,504,262	0.2
CAD	1,597,500		Telesat Canada, 4.400%, 03/27/17	1,418,379	0.0
CAD	7,900,000		Telesat Canada, 4.430%, 03/28/19	6,983,347	0.1
	5,215,000	#	Telesat Canada, 6.000%, 05/15/17	5,341,464	0.1
	6,825,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	6,927,375	0.1
EUR	2,000,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	2,678,944	0.1
	16,075,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	17,079,688	0.3
	4,075,000	#	Univision Communications, Inc., 5.125%, 05/15/23	4,146,313	0.1
	13,510,000	#	Univision Communications, Inc., 6.750%, 09/15/22	14,523,250	0.3
	31,925,000	#	Univision Communications, Inc., 6.875%, 05/15/19	33,361,625	0.6
	18,100,000	#	Univision Communications, Inc., 7.875%, 11/01/20	19,480,125	0.4
	31,375,000		UPC Financing Partnership, 3.250%, 06/30/21	30,578,859	0.5
	33,725,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	35,414,623	0.6
	16,810,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	18,070,750	0.3

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
17,500,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	$18,768,750	0.3
6,760,000		Verizon Communications, Inc., 0.631%, 06/09/17	6,780,638	0.1
9,400,000	#	Verizon Communications, Inc., 0.433%, 03/06/15	9,406,533	0.2
1,875,000		Virgin Media Finance PLC, 8.375%, 10/15/19	1,963,125	0.0
			472,844,247	8.4

		Consumer Discretionary: 0.0%
1,496,250		Rite Aid Corporation Term Loan 7, 2.750%, 02/21/20	1,479,106	0.0

		Consumer, Cyclical: 3.1%
3,050,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	3,210,125	0.1
1,375,000		AmeriGas Finance, LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	1,436,875	0.0
1,175,000		AmeriGas Partners L.P./AmeriGas Finance Corp., 6.250%, 08/20/19	1,213,187	0.0
2,400,000		Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp., 5.250%, 03/15/21	2,376,000	0.0
4,868,001		Continental Airlines, Inc., 4.150%, 04/11/24	5,026,211	0.1
3,806,000		Continental Airlines, Inc., 4.500%, 01/15/15	9,436,501	0.2
930,100		Continental Airlines, Inc., 6.250%, 10/11/21	990,556	0.0
1,589,367		Continental Airlines, Inc., 7.250%, 11/10/19	1,863,533	0.0
2,082,345		Continental Airlines, Inc., 9.000%, 01/08/18	2,290,580	0.0
2,805,000	#	Daimler Finance North America LLC, 1.100%, 08/01/18	2,854,365	0.1
6,500,000		Delphi Corp., 5.000%, 02/15/23	6,971,250	0.1
6,375,000		Delphi Corp., 6.125%, 05/15/21	7,012,500	0.1
1,284,762		Delta Air Lines, 5.300%, 04/15/19	1,403,602	0.0
1,499,364		Delta Air Lines, 7.750%, 06/17/21	1,754,256	0.0
1,325,000	#	Group 1 Automotive, Inc., 5.000%, 06/01/22	1,288,562	0.0
2,495,000		Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.900%, 01/15/26	2,476,287	0.1
10,251,316		Hilton Worldwide Finance LLC - TL B 1L, 3.500%, 09/23/20	10,108,525	0.2
1,383,088		Kasima LLC - Term Loan B, 3.250%, 05/17/21	1,370,122	0.0
11,575,000		L Brands, Inc., 5.625%, 10/15/23	12,124,812	0.2
2,800,000		L Brands, Inc., 5.625%, 02/15/22	2,933,000	0.1
3,950,000		L Brands, Inc., 6.625%, 04/01/21	4,374,625	0.1
2,850,000		L Brands, Inc., 6.900%, 07/15/17	3,167,063	0.1
1,825,000		L Brands, Inc., 7.000%, 05/01/20	2,034,875	0.0
1,800,000		L Brands, Inc., 8.500%, 06/15/19	2,133,000	0.0
2,210,000		PACCAR Financial Corp., 0.362%, 05/05/15	2,212,016	0.0
3,240,000		PACCAR Financial Corp., 0.420%, 06/06/17	3,246,438	0.1
1,020,000		PACCAR Financial Corp., 0.504%, 02/08/16	1,023,140	0.0
1,850,000		PACCAR Financial Corp., 0.750%, 05/16/16	1,852,327	0.0
5,044,530		Peninsula Gaming, LLC - TL B, 4.250%, 11/20/17	5,013,002	0.1
24,975,000		Rite Aid Corp., 8.000%, 08/15/20	26,848,125	0.5
2,950,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	3,222,875	0.1
4,700,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 03/15/20	4,935,000	0.1
1,525,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	1,624,125	0.0
3,325,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.500%, 10/01/18	3,449,688	0.1
5,500,000		Toyota Motor Credit Corp., 0.384%, 03/10/15	5,503,955	0.1
4,785,000		Toyota Motor Credit Corp., 0.403%, 01/23/15	4,788,316	0.1
5,007,273		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	5,645,700	0.1
606,244		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 10/22/18	669,900	0.0
616,561		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 06/03/25	647,004	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Consumer, Cyclical: (continued)
	921,022		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 06/03/21	$994,703	0.0
	3,415,000		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	3,440,613	0.1
	1,025,000		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,060,875	0.0
	9,134,375		Wendy’s International, Inc., 3.250%, 05/15/19	9,098,486	0.2
				175,126,700	3.1

			Consumer, Non-cyclical: 3.7%
	3,075,000		B&G Foods, Inc., 4.625%, 06/01/21	2,936,625	0.1
	5,535,000		Baxter International, Inc., 0.405%, 12/11/14	5,536,882	0.1
	7,107,188		DaVita HealthCare Partners, Inc. - TL B, 3.500%, 05/29/21	7,038,895	0.1
	17,600,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	17,325,000	0.3
	8,325,000		DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	8,756,859	0.2
	800,000		DaVita, Inc., 5.750%, 08/15/22	832,000	0.0
EUR	4,250,000		DE Master Blenders, 3 month EURIBOR plus 350bps, 05/09/21	5,340,314	0.1
	18,250,000		DE Master Blenders, 3.500%, 05/09/21	17,839,375	0.3
	1,750,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,850,975	0.0
	1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,065,000	0.0
	4,265,000		General Mills, Inc., 0.534%, 01/29/16	4,271,679	0.1
	1,775,000		General Mills, Inc., 0.875%, 01/29/16	1,780,623	0.0
	1,786,500		HCA, Inc. - TL B5, 2.904%, 03/31/17	1,776,823	0.0
	3,340,000	#	Heineken NV, 0.800%, 10/01/15	3,345,745	0.1
	80,645,085		HJ Heinz Co., 3.500%, 06/05/20	79,798,312	1.4
	8,210,805		Pinnacle Foods Finance LLC - TL G 1L, 3.250%, 04/29/20	8,053,774	0.2
	7,449,750		Pinnacle Foods Finance LLC - TL H 1L, 3.250%, 04/29/20	7,313,948	0.1
	13,600,000		Procter & Gamble Co/The, 3.100%, 08/15/23	13,795,935	0.3
	7,075,000	#	Roche Holdings, Inc., 1.350%, 09/29/17	7,067,543	0.1
	5,865,000	#	SABMiller Holdings, Inc., 0.930%, 08/01/18	5,914,958	0.1
	5,950,000	#	SABMiller Holdings, Inc., 2.200%, 08/01/18	5,943,848	0.1
	1,700,000		Zoetis, Inc., 1.150%, 02/01/16	1,704,156	0.0
	1,120,000		Zoetis, Inc., 1.875%, 02/01/18	1,113,039	0.0
				210,402,308	3.7

			Energy: 5.9%
	3,275,000	#	Antero Resources Corp., 5.125%, 12/01/22	3,189,031	0.1
	9,850,000		Antero Resources Finance Corp., 5.375%, 11/01/21	9,837,687	0.2
	7,850,000		Antero Resources Finance Corp., 6.000%, 12/01/20	8,026,625	0.1
	2,175,000	#	Athlon Holdings L.P. / Athlon Finance Corp., 6.000%, 05/01/22	2,338,125	0.0
	4,825,000		Athlon Holdings L.P. / Athlon Finance Corp., 7.375%, 04/15/21	5,271,312	0.1
	2,000,000		Chesapeake Energy Corp., 3.250%, 03/15/16	2,007,500	0.0
	8,350,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	8,913,625	0.2
	12,650,000		Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	13,567,125	0.2
	4,900,000		Concho Resources, Inc., 5.500%, 10/01/22	5,071,500	0.1
	10,850,000		Concho Resources, Inc., 5.500%, 04/01/23	11,338,250	0.2
	6,175,000	#	Consol Energy, Inc., 5.875%, 04/15/22	6,105,531	0.1
	3,825,000		Energy Transfer Partners L.P., 4.150%, 10/01/20	3,978,096	0.1
	4,950,000	L	Energy Transfer Partners L.P., 4.900%, 02/01/24	5,184,793	0.1
	18,800,000		EQT Corp., 4.875%, 11/15/21	20,577,465	0.4
	3,645,000		EQT Corp., 8.125%, 06/01/19	4,469,893	0.1
	3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	4,281,883	0.1
	4,475,000		Laredo Petroleum, Inc., 5.625%, 01/15/22	4,407,875	0.1
	1,125,000		Laredo Petroleum, Inc., 7.375%, 05/01/22	1,186,875	0.0
	16,700,000		Laredo Petroleum, Inc., 9.500%, 02/15/19	17,827,250	0.3
	30,264,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.500%, 07/15/23	29,507,400	0.5

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
23,070,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	$23,704,425	0.4
14,975,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.250%, 06/15/22	15,836,063	0.3
9,850,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	10,441,000	0.2
3,825,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.750%, 11/01/20	4,054,500	0.1
1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,152,444	0.0
33,325,000		Range Resources Corp., 5.000%, 03/15/23	34,491,375	0.6
14,750,000		Range Resources Corp., 5.750%, 06/01/21	15,487,500	0.3
24,525,000		Range Resources Corp., 5.000%, 08/15/22	25,138,125	0.4
7,650,000		Range Resources Corp., 6.750%, 08/01/20	8,051,625	0.1
2,350,000		SM Energy Co., 6.500%, 01/01/23	2,455,750	0.0
6,825,000		SM Energy Co., 6.500%, 11/15/21	7,251,563	0.1
5,125,000		Spectra Energy Partners L.P., 4.750%, 03/15/24	5,508,724	0.1
2,950,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	3,016,375	0.1
6,675,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	6,424,688	0.1
2,550,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 02/01/21	2,734,875	0.1
			332,836,873	5.9

		Financial: 3.2%
2,775,000	#	American Honda Finance Corp., 0.334%, 11/13/14	2,775,594	0.0
1,860,000		American Tower Corp., 3.500%, 01/31/23	1,771,869	0.0
450,000		American Tower Corp., 4.625%, 04/01/15	459,036	0.0
3,085,000		American Tower Corp., 5.000%, 02/15/24	3,240,388	0.1
1,800,000		CBRE Services, Inc., 5.000%, 03/15/23	1,790,820	0.0
3,325,000		CBRE Services, Inc., 6.625%, 10/15/20	3,504,218	0.1
3,000,000		CNH Capital LLC, 3.875%, 11/01/15	3,033,750	0.1
5,575,000		CNH Capital LLC, 6.250%, 11/01/16	5,895,563	0.1
9,825,000		Crown Castle International Corp., 4.875%, 04/15/22	9,573,234	0.2
6,775,000		Crown Castle International Corp., 5.250%, 01/15/23	6,741,125	0.1
14,775,000		E*TRADE Financial Corp., 6.000%, 11/15/17	15,292,125	0.3
11,950,000		E*TRADE Financial Corp., 6.375%, 11/15/19	12,607,250	0.2
14,625,000		E*TRADE Financial Corp., 6.750%, 06/01/16	15,465,938	0.3
4,500,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	4,559,319	0.1
2,400,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	2,444,791	0.0
10,660,000		Ford Motor Credit Co., LLC, 3.875%, 01/15/15	10,763,082	0.2
3,100,000		Ford Motor Credit Co., LLC, 4.250%, 02/03/17	3,289,109	0.1
8,450,000		Ford Motor Credit Co. LLC, 0.753%, 09/08/17	8,465,844	0.1
12,600,000		Ford Motor Credit Co. LLC, 0.803%, 12/06/17	12,629,522	0.2
6,615,000		Ford Motor Credit Co. LLC, 1.483%, 05/09/16	6,708,443	0.1
4,250,000		Ford Motor Credit Co. LLC, 1.724%, 12/06/17	4,228,827	0.1
8,650,000		Ford Motor Credit Co. LLC, 2.375%, 03/12/19	8,573,110	0.1
3,750,000		Ford Motor Credit Co., LLC, 5.000%, 05/15/18	4,099,631	0.1
3,850,000		Ford Motor Credit Co., LLC, 6.625%, 08/15/17	4,355,536	0.1
4,225,000		Host Hotels & Resorts L.P., 5.875%, 06/15/19	4,477,287	0.1
4,880,000		International Lease Finance Corp., 2.184%, 06/15/16	4,849,500	0.1
9,400,000		John Deere Capital Corp., 0.304%, 01/12/15	9,403,516	0.2
8,495,000		John Deere Capital Corp., 0.333%, 10/08/14	8,495,378	0.1
2,860,000		John Deere Capital Corp., 0.700%, 09/04/15	2,869,916	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
210,000	Regions Bank/Birmingham AL, 7.500%, 05/15/18	$245,268	0.0
245,000	Synovus Financial Corp., 5.125%, 06/15/17	251,738	0.0
		182,860,727	3.2

	Industrial: 1.0%
275,000	Actuant Corp., 5.625%, 06/15/22	287,375	0.0
1,795,000	Amphenol Corp., 1.550%, 09/15/17	1,793,648	0.0
1,285,000	Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	1,311,836	0.0
11,625,000	Burlington Northern Santa Fe LLC, 3.850%, 09/01/23	12,033,107	0.2
3,890,000	Caterpillar Financial Services Corp., 0.700%, 11/06/15	3,897,442	0.1
3,600,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,576,557	0.1
6,450,000	CNH Capital LLC, 3.625%, 04/15/18	6,337,125	0.1
4,875,000	John Deere Capital Corp., 0.450%, 12/15/17	4,879,797	0.1
5,100,000	John Deere Capital Corp., 1.550%, 12/15/17	5,110,027	0.1
EUR 3,000,000	Rexam PLC, 6.750%, 06/29/67	4,011,784	0.1
7,875,000	United Technologies Corp., 0.734%, 06/01/15	7,901,114	0.1
2,625,000	Xylem, Inc./NY, 3.550%, 09/20/16	2,749,023	0.1
850,000	Xylem, Inc./NY, 4.875%, 10/01/21	923,648	0.0
		54,812,483	1.0

	Technology: 0.7%
1,750,000	First Data Corp., 3.655%, 03/24/18	1,719,011	0.0
500,000	First Data Corp., 3.655%, 09/24/18	490,937	0.0
7,300,000	# NXP BV / NXP Funding LLC, 3.750%, 06/01/18	7,208,750	0.1
10,150,000	# NXP BV / NXP Funding LLC, 5.750%, 02/15/21	10,353,000	0.2
14,475,000	# NXP BV / NXP Funding LLC, 5.750%, 03/15/23	14,692,125	0.3
5,225,000	Xilinx, Inc., 3.000%, 03/15/21	5,237,394	0.1
		39,701,217	0.7

	Utilities: 0.4%
2,080,000	CMS Energy Corp., 6.550%, 07/17/17	2,351,985	0.1
970,000	CMS Energy Corp., 8.750%, 06/15/19	1,233,051	0.0
3,005,000	Duke Energy Corp., 0.613%, 04/03/17	3,017,318	0.1
1,700,000	ITC Holdings Corp., 3.650%, 06/15/24	1,698,655	0.0
700,000	Northern States Power Co/WI, 3.300%, 06/15/24	704,663	0.0
2,200,000	NSTAR Electric Co., 0.471%, 05/17/16	2,199,206	0.0
2,440,000	Otter Tail Corp., 9.000%, 12/15/16	2,805,941	0.1
2,280,000	# Pennsylvania Electric Co., 4.150%, 04/15/25	2,286,261	0.0
2,031,683	Texas Competitive Electric Holdings Co. LLC, 3.750%, 05/05/16	2,035,493	0.0
4,460,000	Xcel Energy, Inc., 0.750%, 05/09/16	4,454,925	0.1
		22,787,498	0.4

	Total Corporate Bonds/Notes
	(Cost $1,487,262,217)	1,492,851,159	26.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.4%
19,520,000	Ally Master Owner Trust, 0.854%, 06/15/17	19,578,892	0.4

	Total Collateralized Mortgage Obligations
	(Cost $19,520,000)	19,578,892	0.4

ASSET-BACKED SECURITIES: 0.1%
	Automobile Asset-Backed Securities: 0.1%
2,582,607	Ford Credit Auto Owner Trust, 0.580%, 12/15/16	2,584,649	0.1
2,415,215	Honda Auto Receivables Owner Trust, 0.560%, 05/15/16	2,416,827	0.0

	Total Asset-Backed Securities
	(Cost $4,997,615)	5,001,476	0.1

FOREIGN GOVERNMENT BONDS: 0.2%
10,634,000	KFW, 0.500%, 04/19/16	10,637,339	0.2

	Total Foreign Government Bonds
	(Cost $10,599,865)	10,637,339	0.2

U.S. TREASURY OBLIGATIONS: 2.6%
	U.S. Treasury Notes: 2.6%
49,150,000	2.500%, due 08/15/23	49,464,855	0.9
94,750,000	2.750%, due 11/15/23	97,155,797	1.7

	Total U.S. Treasury Obligations
	(Cost $140,072,778)	146,620,652	2.6

	Total Long-Term Investments
	(Cost $4,710,524,306)	5,376,052,179	95.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
	Securities Lending Collateralcc(1): 0.2%
3,469,806	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $3,469,806, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.180%-8.500%, Market Value plus accrued interest $3,542,057, due 11/17/14-11/15/42)	$3,469,806	0.0
3,469,806	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $3,469,807, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $3,539,202, due 10/23/14-03/01/48)	3,469,806	0.1
1,019,939	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $1,019,940, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $1,040,338, due 12/31/15-06/30/18)	1,019,939	0.0
3,469,806	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $3,469,806, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,539,202, due 10/02/14-10/01/44)	3,469,806	0.1
3,180,331	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $3,180,335, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,243,727, due 04/15/16-01/15/29)	3,180,331	0.0
		14,609,688	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.0%
338,047,472	T. Rowe Price Reserve Investment Fund, 0.050%††
	(Cost $338,047,472)	338,047,472	6.0

	Total Short-Term Investments
	(Cost $352,657,160)	352,657,160	6.2

	Total Investments in Securities (Cost $5,063,181,466)	$5,728,709,339	101.3
	Liabilities in Excess of Other Assets	(72,658,157)	(1.3)
	Net Assets	$5,656,051,182	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EU Euro

Cost for federal income tax purposes is $5,063,283,159.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$702,233,885
Gross Unrealized Depreciation	(36,807,705)

Net Unrealized Appreciation	$665,426,180

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$394,710,130	$–	$–	$394,710,130
Consumer Staples	248,029,077	–	–	248,029,077
Energy	221,094,393	–	–	221,094,393
Financials	569,689,527	44,888,030	–	614,577,557
Health Care	806,300,774	–	–	806,300,774
Industrials	560,387,381	–	–	560,387,381
Information Technology	451,422,513	–	–	451,422,513
Materials	25,333,253	–	–	25,333,253
Telecommunication Services	94,793,170	–	–	94,793,170
Utilities	261,044,675	–	–	261,044,675
Total Common Stock	3,632,804,893	44,888,030	–	3,677,692,923
Preferred Stock	19,505,134	4,164,604	–	23,669,738
Corporate Bonds/Notes	–	1,492,851,159	–	1,492,851,159
Collateralized Mortgage Obligations	–	19,578,892	–	19,578,892
Short-Term Investments	338,047,472	14,609,688	–	352,657,160
U.S. Treasury Obligations	–	146,620,652	–	146,620,652
Asset-Backed Securities	–	5,001,476	–	5,001,476
Foreign Government Bonds	–	10,637,339	–	10,637,339
Total Investments, at fair value	$3,990,357,499	$1,738,351,840	$–	$5,728,709,339
Liabilities Table
Other Financial Instruments+
Written Options	$(769,902)	$(22,551,703)	$–	$(23,321,605)
Total Liabilities	$(769,902)	$(22,551,703)	$–	$(23,321,605)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

VY® T. Rowe Price Capital Appreciation Portfolio Written Options Open on September 30, 2014:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Autozone Inc.	570.00	01/17/15	13	$37,400	$(3,315)
Autozone Inc.	600.00	01/17/15	13	24,271	(812)
Boeing Co.	135.00	01/17/15	217	167,521	(42,315)
Boeing Co.	140.00	01/17/15	217	128,462	(21,700)
Google Inc. - Class A	1,280.00	01/17/15	11	87,856	(17,765)
Google Inc. - Class A	1,330.00	01/17/15	11	67,066	(9,240)
JPMorgan Chase & Co.	60.00	01/17/15	209	73,567	(49,742)
JPMorgan Chase & Co.	65.00	01/17/15	209	37,201	(11,913)
JPMorgan Chase & Co.	70.00	01/17/15	3,725	361,579	(40,975)
Philip Morris International Inc.	95.00	01/17/15	450	114,298	(4,050)
Philip Morris International Inc.	97.50	01/17/15	1,211	274,886	(7,872)
Procter & Gamble Co.	85.00	01/17/15	3,141	745,957	(486,855)
Texas Instruments Incorporated	48.00	10/18/14	310	43,399	(17,360)
Texas Instruments Incorporated	50.00	10/18/14	310	26,660	(2,480)
Texas Instruments Incorporated	50.00	01/17/15	620	75,756	(52,080)
United Technologies Corp.	125.00	01/17/15	119	50,217	(1,071)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
United Technologies Corp.	130.00	01/17/15	119	$32,248	$(357)
				$2,348,344	$(769,902)

VY® T. Rowe Price Capital Appreciation Portfolio Written OTC Options on September 30, 2014:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
866	Citigroup, Inc.	Allergan Inc.	170.000	USD	01/17/15	$869,897	$(1,446,220)
604	Bank of America	American Tower Corp.	105.000	USD	01/15/16	177,667	(177,667)
603	Bank of America	American Tower Corp.	110.000	USD	01/15/16	101,624	(101,624)
280	Citigroup, Inc.	Anadarko Petroleum Corp.	110.000	USD	01/17/15	115,192	(108,360)
168	Citigroup, Inc.	Anadarko Petroleum Corp.	115.000	USD	01/17/15	47,930	(46,200)
576	Morgan Stanley	Apache Corp.	100.000	USD	01/17/15	316,274	(139,392)
288	Morgan Stanley	Apache Corp.	105.000	USD	01/17/15	115,657	(37,152)
328	Morgan Stanley	Apache Corp.	90.000	USD	01/17/15	131,659	(206,640)
652	Morgan Stanley	Apache Corp.	92.500	USD	01/17/15	201,431	(358,600)
883	Morgan Stanley	Apache Corp.	95.000	USD	01/17/15	332,436	(339,955)
288	Morgan Stanley	Apache Corp.	97.500	USD	01/17/15	182,495	(82,656)
2,429	Bank of America	Apple Inc.	92.860	USD	01/17/15	784,924	(2,380,420)
414	Citigroup, Inc.	Boeing Co.	145.000	USD	01/17/15	201,113	(18,630)
414	Citigroup, Inc.	Boeing Co.	150.000	USD	01/17/15	157,038	(9,936)
413	Citigroup, Inc.	Boeing Co.	155.000	USD	01/17/15	119,708	(5,575)
2,588	Bank of America	Crown Castle International Corp.	80.000	USD	01/17/15	665,116	(1,009,320)
191	Morgan Stanley	CVS Caremark Corp.	77.500	USD	01/17/15	57,459	(77,355)
191	Morgan Stanley	CVS Caremark Corp.	80.000	USD	01/17/15	43,105	(50,806)
1,058	Morgan Stanley	CVS Caremark Corp.	90.000	USD	01/15/16	267,494	(267,494)
1,058	Morgan Stanley	CVS Caremark Corp.	95.000	USD	01/15/16	161,853	(161,853)
183	JPMorgan Chase & Co.	Danaher Corp.	80.000	USD	01/17/15	77,001	(30,652)
183	JPMorgan Chase & Co.	Danaher Corp.	85.000	USD	01/17/15	44,776	(10,980)
624	JPMorgan Chase & Co.	Danaher Corp.	90.000	USD	01/17/15	129,168	(12,480)
106	Bank of America	Delphi Automotive PLC	70.000	USD	01/17/15	47,400	(4,982)
106	Bank of America	Delphi Automotive PLC	75.000	USD	01/17/15	29,761	(2,385)
2,024	Citigroup, Inc.	Duke Energy Corp.	75.000	USD	01/15/16	584,006	(789,360)
177	Bank of America	Google Inc. - Class A	1,250.000	USD	01/17/15	740,407	(411,525)
118	Bank of America	Google Inc. - Class A	1,260.000	USD	01/17/15	733,606	(239,540)
117	Bank of America	Google Inc. - Class A	1,300.000	USD	01/17/15	605,709	(148,005)
132	Bank of America	Google Inc. - Class A	700.000	USD	01/15/16	313,852	(313,852)
224	Bank of America	Google Inc. - Class C	700.000	USD	01/15/16	436,482	(436,482)
1,879	Bank of America	JPMorgan Chase & Co.	65.000	USD	01/17/15	364,260	(107,103)
1,879	Bank of America	JPMorgan Chase & Co.	67.500	USD	01/17/15	270,103	(58,249)
1,879	Bank of America	JPMorgan Chase & Co.	70.000	USD	01/17/15	195,426	(20,669)
139	Morgan Stanley	Lowe’s Companies Inc.	52.500	USD	10/18/14	32,102	(14,873)
139	Morgan Stanley	Lowe’s Companies Inc.	52.500	USD	01/17/15	41,408	(32,943)
139	Morgan Stanley	Lowe’s Companies Inc.	55.000	USD	10/18/14	20,743	(1,529)
1,701	Morgan Stanley	Lowe’s Companies Inc.	55.000	USD	01/17/15	383,453	(204,120)
2,645	Morgan Stanley	Lowe’s Companies Inc.	60.000	USD	01/15/16	520,589	(520,589)
364	Bank of America	NXP Semiconductors NV	60.000	USD	10/18/14	192,425	(356,720)
364	Bank of America	NXP Semiconductors NV	60.000	USD	01/17/15	234,456	(400,400)
364	Bank of America	NXP Semiconductors NV	65.000	USD	10/18/14	124,069	(156,520)
364	Bank of America	NXP Semiconductors NV	65.000	USD	01/17/15	166,181	(241,696)
46	Bank of America	O’Reilly Automotive Inc.	155.000	USD	01/17/15	47,587	(21,620)
46	Bank of America	O’Reilly Automotive Inc.	165.000	USD	01/17/15	31,056	(7,958)
1,562	Morgan Stanley	PepsiCo Inc.	100.000	USD	01/15/16	392,174	(531,080)
909	Morgan Stanley	PepsiCo Inc.	105.000	USD	01/15/16	186,227	(186,227)
909	Morgan Stanley	PepsiCo Inc.	110.000	USD	01/15/16	116,516	(116,516)
947	Citigroup, Inc.	Pfizer Inc.	32.000	USD	01/17/15	139,550	(23,675)
948	Citigroup, Inc.	Pfizer Inc.	35.000	USD	01/17/15	58,691	(5,688)
2,719	Bank of America	Philip Morris International Inc.	85.000	USD	03/20/15	590,077	(606,337)
1,683	Citigroup, Inc.	Philip Morris International Inc.	85.000	USD	01/17/15	403,005	(269,280)
936	Citigroup, Inc.	Philip Morris International Inc.	87.500	USD	01/17/15	143,648	(74,880)
654	Citigroup, Inc.	Philip Morris International Inc.	90.000	USD	01/17/15	132,108	(22,236)
326	Citigroup, Inc.	Philip Morris International Inc.	92.500	USD	01/17/15	46,292	(3,260)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
1,046	JPMorgan Chase & Co.	Procter & Gamble Co.	85.000	USD	01/17/15	$181,335	$(162,130)
1,672	Citigroup, Inc.	Qualcomm Inc.	90.000	USD	01/15/16	290,928	(296,780)
1,662	Bank of America	Seagate Technology	57.500	USD	01/17/15	397,359	(495,276)
210	Morgan Stanley	State Street Corp.	70.000	USD	01/17/15	91,468	(112,350)
210	Morgan Stanley	State Street Corp.	72.500	USD	01/17/15	71,075	(79,275)
2,526	Citigroup, Inc.	TD Ameritrade Holding Corp.	32.000	USD	11/22/14	334,274	(391,530)
6,332	Citigroup, Inc.	TD Ameritrade Holding Corp.	32.000	USD	01/17/15	1,132,398	(1,472,190)
1,684	Citigroup, Inc.	TD Ameritrade Holding Corp.	32.000	USD	10/18/15	197,028	(261,020)
6,788	JPMorgan Chase & Co.	TD Ameritrade Holding Corp.	33.000	USD	01/17/15	1,090,847	(1,120,020)
238	JPMorgan Chase & Co.	TE Connectivity Ltd.	65.000	USD	10/18/14	30,628	(1,190)
5,166	Citigroup, Inc.	Texas Instruments Incorporated	45.000	USD	01/17/15	1,034,307	(1,761,606)
2,077	Citigroup, Inc.	Texas Instruments Incorporated	50.000	USD	10/18/14	251,718	(16,616)
2,077	Citigroup, Inc.	Texas Instruments Incorporated	50.000	USD	01/17/15	347,631	(174,468)
111	Bank of America	Thermo Fisher Scientific Inc.	135.000	USD	01/17/15	82,866	(13,875)
111	Bank of America	Thermo Fisher Scientific Inc.	140.000	USD	01/17/15	64,360	(7,493)
420	Citigroup, Inc.	Thermo Fisher Scientific Inc.	150.000	USD	01/15/16	154,896	(154,896)
84	JPMorgan Chase & Co.	TRW Automotive Holdings Corp.	90.000	USD	10/18/14	30,930	(91,980)
84	JPMorgan Chase & Co.	TRW Automotive Holdings Corp.	95.000	USD	10/18/14	19,651	(57,120)
359	Bank of America	United Health Group Inc.	82.500	USD	01/17/15	148,346	(210,015)
975	Bank of America	United Health Group Inc.	85.000	USD	01/17/15	395,936	(429,000)
1,106	Bank of America	United Health Group Inc.	90.000	USD	01/15/16	754,842	(689,038)
1,105	Bank of America	United Health Group Inc.	95.000	USD	01/15/16	540,085	(508,300)
1,091	Merrill Lynch & Co., Inc.	United Health Group Inc.	90.000	USD	01/17/15	310,106	(212,745)
1,222	Citigroup, Inc.	United Technologies Corp.	120.000	USD	01/17/15	475,497	(22,607)
1,343	Citigroup, Inc.	United Technologies Corp.	120.000	USD	01/15/16	388,919	(388,919)
1,222	Citigroup, Inc.	United Technologies Corp.	125.000	USD	01/17/15	331,297	(10,998)
			Total Written OTC Options			$22,773,113	$(22,551,703)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$23,321,605
Total Liability Derivatives		$23,321,605

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Bank of America	Citigroup, Inc.	JPMorgan Chase & Co.	Merrill Lynch	Morgan Stanley	Totals
Liabilities:
Written options	$9,556,071	$7,774,930	$1,486,552	$212,745	$3,521,405	$22,551,703
Total Liabilities	$9,556,071	$7,774,930	$1,486,552	$212,745	$3,521,405	$22,551,703

Net OTC derivative instruments by counterparty, at fair value	$(9,556,071)	$(7,774,930)	$(1,486,552)	$(212,745)	$(3,521,405)	$(22,551,703)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(9,556,071)	$(7,774,930)	$(1,486,552)	$(212,745)	$(3,521,405)	$(22,551,703)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 90.6%
		Consumer Discretionary: 10.5%
372,000		Cablevision Systems Corp.	$6,513,720	0.5
320,900		Carnival Corp.	12,890,553	0.9
98,800		Coach, Inc.	3,518,268	0.2
134,200		Comcast Corp. – Class A	7,217,276	0.5
474,400		Ford Motor Co.	7,016,376	0.5
226,709		General Motors Co.	7,241,085	0.5
95,200		Genuine Parts Co.	8,349,992	0.6
197,500		Johnson Controls, Inc.	8,690,000	0.6
267,600		Kohl’s Corp.	16,331,628	1.2
181,200		Macy’s, Inc.	10,542,216	0.7
37,675		The Madison Square Garden, Inc.	2,491,071	0.2
431,800		Mattel, Inc.	13,234,670	0.9
338,000		New York Times Co.	3,792,360	0.3
109,100		News Corp - Class A	1,783,785	0.1
224,814		Pearson PLC	4,519,241	0.3
691,800		Staples, Inc.	8,370,780	0.6
10,000		Tiffany & Co.	963,100	0.1
214,566		Time Warner, Inc.	16,137,509	1.1
88,600		Walt Disney Co.	7,888,058	0.6
10,000		Whirlpool Corp.	1,456,500	0.1
			148,948,188	10.5

		Consumer Staples: 4.6%
304,000		Archer-Daniels-Midland Co.	15,534,400	1.1
508,300		Avon Products, Inc.	6,404,580	0.4
259,900		Campbell Soup Co.	11,105,527	0.8
131,100		Clorox Co.	12,590,844	0.9
48,800		ConAgra Foods, Inc.	1,612,352	0.1
77,400		McCormick & Co., Inc.	5,178,060	0.4
119,800		PepsiCo, Inc.	11,152,182	0.8
18,500		Procter & Gamble Co.	1,549,190	0.1
			65,127,135	4.6

		Energy: 13.6%
101,400		Anadarko Petroleum Corp.	10,286,016	0.7
292,000		Apache Corp.	27,410,040	1.9
168,324		BP PLC ADR	7,397,840	0.5
243,290		Chevron Corp.	29,029,363	2.0
83,100		ConocoPhillips	6,358,812	0.5
287,300		Consol Energy, Inc.	10,877,178	0.8
178,500	L	Diamond Offshore Drilling	6,117,195	0.4
267,024		ExxonMobil Corp.	25,113,607	1.8
194,600		Hess Corp.	18,354,672	1.3
235,800		Murphy Oil Corp.	13,419,378	1.0
279,300		Royal Dutch Shell PLC - Class A ADR	21,263,109	1.5
114,500		Schlumberger Ltd.	11,643,505	0.8
659,100		Talisman Energy, Inc.	5,701,215	0.4
			192,971,930	13.6

		Financials: 18.4%
162,600		American Express Co.	14,234,004	1.0
1,401,519		Bank of America Corp.	23,895,899	1.7
10,800		Bank of New York Mellon Corp.	418,284	0.0
72,400		Chubb Corp.	6,594,192	0.5
105,800		Digital Realty Trust, Inc.	6,599,804	0.5
613,444		JPMorgan Chase & Co.	36,953,866	2.6
178,900		Legg Mason, Inc.	9,152,524	0.6
123,500		Loews Corp.	5,145,010	0.4
365,800		Marsh & McLennan Cos., Inc.	19,145,972	1.3
158,300		Metlife, Inc.	8,503,876	0.6
216,000		Northern Trust Corp.	14,694,480	1.0
240,000		PNC Financial Services Group, Inc.	20,539,200	1.4
518,900		Regions Financial Corp.	5,209,756	0.4
165,400		Sun Life Financial, Inc.	5,999,058	0.4
365,500		SunTrust Bank	13,899,965	1.0
585,700		US Bancorp.	24,499,831	1.7
591,300		Wells Fargo & Co.	30,670,731	2.2
362,051		Weyerhaeuser Co.	11,534,945	0.8
89,000	@	Willis Group Holdings PLC	3,684,600	0.3
			261,375,997	18.4

		Health Care: 6.5%
304,800		Bristol-Myers Squibb Co.	15,599,664	1.1
304,761		GlaxoSmithKline PLC	6,961,960	0.5
220,900		Johnson & Johnson	23,545,731	1.7
318,000		Merck & Co., Inc.	18,851,040	1.3
611,276		Pfizer, Inc.	18,075,431	1.3
146,000		Quest Diagnostics	8,859,280	0.6
			91,893,106	6.5

		Industrials: 13.3%
120,500		Boeing Co.	15,349,290	1.1
117,400		Deere & Co.	9,625,626	0.7
108,781		Eaton Corp. PLC	6,893,452	0.5
247,500		Emerson Electric Co.	15,488,550	1.1
1,534,600		General Electric Co.	39,316,452	2.8
171,100		Honeywell International, Inc.	15,932,832	1.1
242,700		Illinois Tool Works, Inc.	20,488,734	1.4
161,100		Joy Global, Inc.	8,786,394	0.6
351,400		Masco Corp.	8,405,488	0.6
131,330		Stanley Black & Decker, Inc.	11,660,791	0.8
161,700	@	United Continental Holdings, Inc.	7,565,943	0.5
152,400		United Parcel Service, Inc. - Class B	14,979,396	1.1
197,400	@	USG Corp.	5,426,526	0.4
256,100		Xylem, Inc.	9,088,989	0.6
			189,008,463	13.3

		Information Technology: 9.2%
198,500		Analog Devices, Inc.	9,823,765	0.7
117,000		Apple, Inc.	11,787,750	0.8
604,500		Applied Materials, Inc.	13,063,245	0.9
124,800		CA, Inc.	3,486,912	0.3
521,500		Cisco Systems, Inc.	13,126,155	0.9

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
115,100	Computer Sciences Corp.	$7,038,365	0.5
596,100	Corning, Inc.	11,528,574	0.8
201,900	Harris Corp.	13,406,160	0.9
37,100	International Business Machines Corp.	7,042,693	0.5
297,400	Microsoft Corp.	13,787,464	1.0
153,200	Qualcomm, Inc.	11,454,764	0.8
225,900	Texas Instruments, Inc.	10,773,171	0.8
299,400	Western Union Co.	4,802,376	0.3
		131,121,394	9.2

	Materials: 4.9%
126,400	EI Du Pont de Nemours & Co.	9,070,464	0.6
352,793	International Paper Co.	16,842,338	1.2
189,000	MeadWestvaco Corp.	7,737,660	0.5
239,000	Newmont Mining Corp.	5,508,950	0.4
247,300	Nucor Corp.	13,423,444	1.0
188,100	Potash Corp. of Saskatchewan	6,500,736	0.5
167,700	Vulcan Materials Co.	10,100,571	0.7
		69,184,163	4.9

	Telecommunication Services: 3.7%
586,903	AT&T, Inc.	20,682,462	1.5
207,510	CenturyTel, Inc.	8,485,084	0.6
370,710	Telefonica S.A.	5,725,350	0.4
291,858	Verizon Communications, Inc.	14,589,981	1.0
852,192	Vodafone Group PLC	2,808,147	0.2
		52,291,024	3.7

	Utilities: 5.9%
386,800	AES Corp.	5,484,824	0.4
222,772	Duke Energy Corp.	16,656,662	1.2
195,200	Entergy Corp.	15,094,816	1.0
336,300	Exelon Corp.	11,464,467	0.8
245,000	FirstEnergy Corp.	8,224,650	0.6
454,100	NiSource, Inc.	18,609,018	1.3
279,600	Xcel Energy, Inc.	8,499,840	0.6
		84,034,277	5.9

	Total Common Stock
	(Cost $907,443,296)	1,285,955,677	90.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
	Securities Lending Collateralcc(1): 0.0%
302,982	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $302,982, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $309,042, due 10/02/14-10/01/44)
	(Cost $302,982)	$302,982	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 8.3%
117,932,022	T. Rowe Price Reserve Investment Fund, 0.050%††
	(Cost $117,932,022)	117,932,022	8.3

	Total Short-Term Investments
	(Cost $118,235,004)	118,235,004	8.3

	Total Investments in Securities (Cost $1,025,678,300)	$1,404,190,681	98.9
	Assets in Excess of Other Liabilities	15,825,266	1.1
	Net Assets	$1,420,015,947	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,040,768,080.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$413,997,601
Gross Unrealized Depreciation	(50,575,000)

Net Unrealized Appreciation	$363,422,601

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$148,948,188	$–	$–	$148,948,188
Consumer Staples	65,127,135	–	–	65,127,135
Energy	192,971,930	–	–	192,971,930
Financials	261,375,997	–	–	261,375,997
Health Care	84,931,146	6,961,960	–	91,893,106
Industrials	189,008,463	–	–	189,008,463
Information Technology	131,121,394	–	–	131,121,394
Materials	69,184,163	–	–	69,184,163
Telecommunication Services	43,757,527	8,533,497	–	52,291,024
Utilities	84,034,277	–	–	84,034,277
Total Common Stock	1,270,460,220	15,495,457	–	1,285,955,677
Short-Term Investments	117,932,022	302,982	–	118,235,004
Total Investments, at fair value	$1,388,392,242	$15,798,439	$–	$1,404,190,681

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price International Stock Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Australia: 4.5%
249,542		Amcor Ltd.	$2,471,750	1.0
64,831		BHP Billiton Ltd.	1,910,796	0.8
258,336		Brambles Ltd.	2,149,027	0.9
22,166		CSL Ltd.	1,436,928	0.6
22,888		Macquarie Group Ltd.	1,151,711	0.5
157,184		Santos Ltd.	1,880,023	0.7
			11,000,235	4.5

		Brazil: 1.7%
255,000		BR Malls Participacoes S.A.	2,004,371	0.8
46,300		Lojas Renner SA	1,338,827	0.6
30,800		Tim Participacoes SA ADR	806,960	0.3
			4,150,158	1.7

		Canada: 1.3%
35,300		Canadian Natural Resources Ltd.	1,371,403	0.6
13,500	@	Valeant Pharmaceuticals International, Inc.	1,768,941	0.7
			3,140,344	1.3

		China: 6.1%
9,500	L	58.com, Inc. ADR	353,875	0.2
19,821	@	Alibaba Group Holding Ltd. ADR	1,761,096	0.7
18,400	@	Baidu.com ADR	4,015,432	1.6
156,000		Beijing Enterprises Holdings Ltd.	1,338,404	0.5
339,000		China Mengniu Diary Co., Ltd.	1,395,015	0.6
910,000		China Overseas Land & Investment Ltd.	2,335,374	1.0
154,700		Tencent Holdings Ltd.	2,302,160	0.9
4,300	@	Vipshop Holdings Ltd. ADR	812,743	0.3
684,000		Want Want China Holdings Ltd.	854,066	0.3
			15,168,165	6.1

		Denmark: 0.8%
93,948		GN Store Nord	2,068,063	0.8

		France: 6.8%
10,785		Air Liquide	1,314,923	0.5
123,216		AXA S.A.	3,035,143	1.2
33,318		BNP Paribas	2,211,268	0.9
68,302		Edenred	1,683,040	0.7
45,815		Eutelsat Communications	1,479,369	0.6
8,321		Iliad SA	1,755,328	0.7
12,302		Pernod Ricard SA	1,392,358	0.6
7,590		Kering	1,530,303	0.6
30,465		Schneider Electric SE	2,337,362	1.0
			16,739,094	6.8

		Germany: 3.9%
24,585		Bayer AG	3,420,732	1.4
18,405		Brenntag AG	900,823	0.4
41,709		Fresenius AG	2,059,142	0.8
10,742		SAP SE	775,250	0.3
180,930	@	Sky Deutschland AG	1,529,404	0.6
26,804		Wirecard AG	985,767	0.4
			9,671,118	3.9

		Hong Kong: 3.8%
704,000		AIA Group Ltd.	3,633,164	1.5
626,000		Hang Lung Properties Ltd.	1,779,339	0.7
118,000		Hutchison Whampoa Ltd.	1,426,455	0.6
41,200		Jardine Matheson Holdings Ltd.	2,455,058	1.0
44,500		Kerry Properties Ltd.	149,186	0.0
			9,443,202	3.8

		India: 4.4%
66,794	@	Axis Bank Ltd. GDR	2,036,549	0.8
248,432		Bharti Airtel Ltd.	1,627,965	0.7
160,047		Housing Development Finance Corp.	2,727,792	1.1
35,256		Infosys Ltd.	2,142,671	0.9
336,192		NTPC Ltd.	754,916	0.3
689,806		Power Grid Corp. of India Ltd.	1,507,260	0.6
			10,797,153	4.4

		Indonesia: 1.4%
1,596,000		Bank Central Asia Tbk PT	1,712,827	0.7
5,005,400		Sarana Menara Nusantara Tbk PT	1,685,240	0.7
			3,398,067	1.4

		Ireland: 0.5%
114,690		James Hardie Industries SE	1,199,916	0.5

		Italy: 0.5%
92,090	@	Moncler S.p.A.	1,311,914	0.5

		Japan: 13.4%
90,000		Air Water, Inc.	1,340,620	0.6
10,100		Calbee, Inc.	330,110	0.1
57,400		FamilyMart Co., Ltd.	2,190,601	0.9
42,000		Honda Motor Co., Ltd.	1,441,013	0.6
140,600		Inpex Holdings, Inc.	1,987,814	0.8
93,300		Japan Tobacco, Inc.	3,031,823	1.2
58,200		Koito Manufacturing Co., Ltd.	1,583,245	0.6
66,000		Mitsubishi Estate Co., Ltd.	1,487,462	0.6
67,600		Nabtesco Corp.	1,619,404	0.7
43,700		Nippon Telegraph & Telephone Corp.	2,710,024	1.1
67,300		Olympus Corp.	2,413,427	1.0
31,400		Softbank Corp.	2,193,255	0.9
54,800	L	Start Today Co. Ltd.	1,190,192	0.5
217,500		Sumitomo Corp.	2,400,573	1.0
56,900		Takeda Pharmaceutical Co., Ltd.	2,473,581	1.0

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
88,800		Tokio Marine Holdings, Inc.	$2,755,251	1.1
473,100		Yahoo! Japan Corp.	1,798,232	0.7
			32,946,627	13.4

		Luxembourg: 0.8%
37,185	@	Altice SA	1,969,317	0.8

		Malaysia: 0.7%
1,733,000		Astro Malaysia Holdings Bhd	1,767,732	0.7

		Mexico: 1.3%
297,400		Grupo Financiero Banorte	1,904,574	0.8
487,600		Wal-Mart de Mexico SA de CV	1,227,123	0.5
			3,131,697	1.3

		Netherlands: 5.0%
34,513		ASML Holding NV	3,418,482	1.4
50,353		Airbus Group NV	3,165,229	1.3
41,600	@	NXP Semiconductor NV	2,846,688	1.2
73,547		Royal Dutch Shell PLC - Class B	2,907,587	1.1
			12,337,986	5.0

		Portugal: 0.3%
70,765		Jeronimo Martins	778,718	0.3

		Russia: 1.0%
22,746		Magnit OJSC GDR	1,308,350	0.6
133,779	@	Sberbank of Russia ADR	1,059,530	0.4
			2,367,880	1.0

		South Africa: 0.8%
66,416		Aspen Pharmacare Holdings Ltd.	1,977,510	0.8

		South Korea: 1.4%
4,350		LG Household & Health Care Ltd.	2,087,509	0.9
1,645		NAVER Corp.	1,256,578	0.5
			3,344,087	1.4

		Spain: 1.4%
30,756		Amadeus IT Holding S.A.	1,148,167	0.5
183,605		Banco Bilbao Vizcaya Argentaria S.A.	2,209,785	0.9
			3,357,952	1.4

		Sweden: 3.5%
43,458		Assa Abloy AB	2,233,202	0.9
79,673		Hexagon AB	2,519,293	1.0
99,010		Svenska Cellulosa AB SCA	2,352,587	0.9
34,860		Svenska Handelsbanken AB	1,632,548	0.7
			8,737,630	3.5

		Switzerland: 9.2%
37,705		Cie Financiere Richemont SA	3,082,052	1.3
122,809		Credit Suisse Group	3,397,592	1.4
13,588		Dufry Group	2,066,300	0.8
42,068	@	Holcim Ltd.	3,060,520	1.2
42,471		Julius Baer Group Ltd.	1,897,911	0.8
36,560		Nestle S.A.	2,686,832	1.1
18,699		Novartis AG	1,760,855	0.7
529		SGS S.A.	1,094,477	0.5
12,711		Sonova Holding AG - Reg	2,025,270	0.8
4,967		Syngenta AG	1,572,779	0.6
			22,644,588	9.2

		Taiwan: 1.1%
706,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,810,677	1.1

		Thailand: 0.3%
519,900		CP ALL PCL	716,598	0.3

		Turkey: 0.6%
1		BIM Birlesik Magazalar AS	21	0.0
417,122		Turkiye Garanti Bankasi A/S	1,466,085	0.6
			1,466,106	0.6

		United Arab Emirates: 0.8%
99,849		DP World Ltd.	2,064,295	0.8

		United Kingdom: 13.3%
192,294		ARM Holdings PLC	2,801,555	1.1
725,101		Barclays PLC	2,667,037	1.1
63,249		BG Group PLC	1,167,623	0.5
145,496		British Sky Broadcasting PLC	2,075,218	0.8
96,742		Burberry Group PLC	2,359,731	1.0
212,732		Capita Group PLC	4,004,741	1.6
131,948		Compass Group PLC	2,128,203	0.9
31,498		Diageo PLC	908,464	0.4
63,736		EasyJet PLC	1,466,679	0.6
168,232		Experian Group Ltd.	2,673,258	1.1
19,954		Intertek Group PLC	845,636	0.3
129,548		Rolls-Royce Holdings PLC	2,016,227	0.8
26,246		SABMiller PLC	1,454,488	0.6
87,723		Standard Chartered PLC	1,618,028	0.7
81,821	@	Tullow Oil PLC	853,068	0.3
182,646	@	WPP PLC	3,659,019	1.5
			32,698,975	13.3

		United States: 5.9%
25,358		Anheuser-Busch InBev Worldwide, Inc.	2,812,163	1.2
32,700		Las Vegas Sands Corp.	2,034,267	0.8
36,900	@	Liberty Global PLC - Class A	1,569,726	0.6
49,700	@	Liberty Global PLC - Class C	2,038,446	0.8
2,900	@	Priceline.com, Inc.	3,359,882	1.4

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
429,600	Samsonite International SA	$1,383,156	0.6
6,700	Wynn Resorts Ltd.	1,253,436	0.5
		14,451,076	5.9

	Total Common Stock
	(Cost $212,427,403)	237,656,880	96.5

PREFERRED STOCK: 1.2%
	Brazil: 0.7%
122,215	Itau Unibanco Holding S.A.	1,704,594	0.7

	Germany: 0.5%
5,735	Volkswagen AG	1,184,330	0.5

	United States: 0.0%
3,895	Peixe Urbano, Inc. - Series A	429	0.0
17,165	Peixe Urbano, Inc. - Series C	38,106	0.0
		38,535	0.0

	Total Preferred Stock
	(Cost $3,513,532)	2,927,459	1.2

RIGHTS: 0.0%
	Spain: 0.0%
183,605	Banco Bilbao Vizcaya Argentaria SA	18,320	0.0

	Total Rights
	(Cost $18,640)	18,320	0.0

	Total Long-Term Investments
	(Cost $215,959,575)	240,602,659	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc(1): 0.6%
513,350	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $513,350, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $523,617, due 10/23/14-03/01/48)	513,350	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 10/02/14-10/01/44)	1,000,000	0.4
		1,513,350	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
3,276,613	T. Rowe Price Reserve Investment Fund, 0.050%††
	(Cost $3,276,613)	3,276,613	1.3

	Total Short-Term Investments
	(Cost $4,789,963)	4,789,963	1.9

	Total Investments in Securities (Cost $220,749,538)	$245,392,622	99.6
	Assets in Excess of Other Liabilities	1,087,288	0.4
	Net Assets	$246,479,910	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $222,479,482.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,106,380
Gross Unrealized Depreciation	(11,193,240)

Net Unrealized Appreciation	$22,913,140

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	19.0%
Consumer Discretionary	17.9
Industrials	15.7
Information Technology	11.5
Consumer Staples	10.5
Health Care	8.6
Materials	5.2
Telecommunication Services	4.4
Energy	4.0
Utilities	0.9
Short-Term Investments	1.9
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$11,000,235	$–	$11,000,235
Brazil	4,150,158	–	–	4,150,158
Canada	3,140,344	–	–	3,140,344
China	6,943,146	8,225,019	–	15,168,165
Denmark	–	2,068,063	–	2,068,063
France	1,479,369	15,259,725	–	16,739,094
Germany	–	9,671,118	–	9,671,118
Hong Kong	–	9,443,202	–	9,443,202
India	2,036,549	8,760,604	–	10,797,153
Indonesia	1,685,240	1,712,827	–	3,398,067
Ireland	–	1,199,916	–	1,199,916
Italy	–	1,311,914	–	1,311,914
Japan	–	32,946,627	–	32,946,627
Luxembourg	1,969,317	–	–	1,969,317
Malaysia	–	1,767,732	–	1,767,732
Mexico	3,131,697	–	–	3,131,697
Netherlands	2,846,688	9,491,298	–	12,337,986
Portugal	–	778,718	–	778,718
Russia	1,059,530	1,308,350	–	2,367,880
South Africa	–	1,977,510	–	1,977,510
South Korea	–	3,344,087	–	3,344,087
Spain	–	3,357,952	–	3,357,952
Sweden	–	8,737,630	–	8,737,630
Switzerland	–	22,644,588	–	22,644,588
Taiwan	–	2,810,677	–	2,810,677
Thailand	–	716,598	–	716,598
Turkey	–	1,466,106	–	1,466,106
United Arab Emirates	–	2,064,295	–	2,064,295
United Kingdom	–	32,698,975	–	32,698,975
United States	11,638,913	2,812,163	–	14,451,076
Total Common Stock	40,080,951	197,575,929	–	237,656,880
Preferred Stock	1,704,594	1,184,330	38,535	2,927,459
Rights	18,320	–	–	18,320
Short-Term Investments	3,276,613	1,513,350	–	4,789,963
Total Investments, at fair value	$45,080,478	$200,273,609	$38,535	$245,392,622
Other Financial Instruments+
Forward Foreign Currency Contracts	–	269,236	–	269,236
Total Assets	$45,080,478	$200,542,845	$38,535	$245,661,858

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2014, the following forward foreign currency contracts were outstanding for the VY® T. Rowe Price International Stock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Japanese Yen	535,532,000	Sell	10/02/14	$5,152,135	$4,882,899	$269,236
							$269,236

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$269,236
Total Asset Derivatives		$269,236

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

Bank of America
Assets:
Forward foreign currency contracts	$269,236
Total Assets	$269,236

Net OTC derivative instruments by counterparty, at fair value	$269,236

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$269,236

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
VY® Templeton Global Growth Portfolio	as of September 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Brazil: 0.5%
194,042		Petroleo Brasileiro SA ADR	$2,889,285	0.5

		Canada: 1.3%
915,900	L	Talisman Energy, Inc. - TSX	7,924,524	1.3

		China: 2.1%
165,500		China Mobile Ltd.	1,936,764	0.3
1,566,000		China Shenhua Energy Co., Ltd.	4,359,121	0.7
25,000		China Telecom Corp., Ltd. ADR	1,535,750	0.2
559,729		Dongfang Electrical Machinery Co., Ltd.	1,007,919	0.2
2,728,000		Kunlun Energy Co. Ltd.	3,936,614	0.7
			12,776,168	2.1

		Denmark: 0.6%
72,410	L	FLSmidth & Co. A/S	3,453,221	0.6

		France: 10.3%
85,240		Alstom	2,922,991	0.5
296,832		AXA S.A.	7,311,773	1.2
133,270		BNP Paribas	8,844,940	1.5
79,345		Cie Generale des Etablissements Michelin	7,473,604	1.3
495,180		Credit Agricole SA	7,464,141	1.3
91,550		Sanofi	10,351,674	1.7
8,837		Technip S.A.	741,304	0.1
165,330		Total S.A.	10,705,853	1.8
225,049		Vivendi	5,434,466	0.9
			61,250,746	10.3

		Germany: 6.7%
165,380	@	Commerzbank AG	2,455,759	0.4
541,690		Deutsche Lufthansa AG	8,505,733	1.4
66,820		Merck KGaA	6,141,825	1.0
179,750	@	Metro AG	5,894,949	1.0
33,920		Muenchener Rueckversicherungs AG	6,691,352	1.1
31,590		SAP SE	2,279,851	0.4
69,520		Siemens AG	8,272,372	1.4
			40,241,841	6.7

		India: 0.5%
60,542		ICICI Bank Ltd. ADR	2,972,612	0.5

		Ireland: 0.9%
23,201	@	Actavis PLC	5,597,937	0.9

		Israel: 1.9%
211,157		Teva Pharmaceutical Industries Ltd. ADR	11,349,689	1.9

		Italy: 2.8%
259,567		ENI S.p.A.	6,158,579	1.0
136,893	@	Saipem S.p.A.	2,903,025	0.5
1,011,434		UniCredit SpA	7,945,755	1.3
			17,007,359	2.8

		Japan: 2.7%
381,500		Konica Minolta Holdings, Inc.	4,124,220	0.7
694,500		Nissan Motor Co., Ltd.	6,722,865	1.1
89,400		Toyota Motor Corp.	5,260,224	0.9
			16,107,309	2.7

		Netherlands: 4.7%
101,590		Akzo Nobel NV	6,950,949	1.2
164,053		Fugro NV	4,953,361	0.8
126,890		Koninklijke Philips NV	4,035,099	0.7
116,900	@	Qiagen NV	2,648,381	0.4
23,579		Randstad Holdings NV	1,095,467	0.2
159,697		Royal Dutch Shell PLC - Class B	6,313,417	1.1
314,260		TNT Express NV	1,982,532	0.3
			27,979,206	4.7

		Portugal: 1.2%
445,540		Galp Energia SGPS SA	7,241,092	1.2

		Russia: 2.7%
60,669	@	Lukoil OAO ADR	3,090,561	0.5
406,662	@	MMC Norilsk Nickel ADR	7,556,378	1.3
362,290		Mobile Telesystems OJSC ADR	5,412,613	0.9
			16,059,552	2.7

		Singapore: 2.7%
313,980		DBS Group Holdings Ltd.	4,528,386	0.7
403,240	@	Flextronics International Ltd.	4,161,437	0.7
2,532,000		Singapore Telecommunications Ltd.	7,537,018	1.3
			16,226,841	2.7

		South Korea: 4.7%
171,330		KB Financial Group, Inc.	6,245,992	1.1
19,689		POSCO	6,056,197	1.0
13,827		Samsung Electronics Co., Ltd.	15,486,343	2.6
			27,788,532	4.7

		Spain: 1.2%
482,017		Telefonica S.A.	7,444,407	1.2

		Sweden: 1.5%
287,061		Telefonaktiebolaget LM Ericsson	3,619,515	0.6
209,440		Getinge AB	5,258,492	0.9
			8,878,007	1.5

		Switzerland: 4.9%
292,740		Credit Suisse Group	8,098,845	1.3
50,040		Roche Holding AG - Genusschein	14,776,967	2.5
80,590		Swiss Re Ltd.	6,413,542	1.1
			29,289,354	4.9

		Thailand: 0.3%
276,600		Bangkok Bank PCL	1,737,826	0.3

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Turkey: 1.1%
489,475	@	Turkcell Iletisim Hizmet AS ADR	$6,431,702	1.1

		United Kingdom: 12.4%
989,906		Aviva PLC	8,374,629	1.4
530,620		BAE Systems PLC	4,038,880	0.7
787,340		BP PLC	5,759,621	1.0
194,800		British Sky Broadcasting PLC	2,778,444	0.5
374,121		CRH PLC - London	8,500,931	1.4
394,757		GlaxoSmithKline PLC	9,017,829	1.5
787,110		HSBC Holdings PLC	8,011,817	1.3
874,520	@	International Consolidated Airlines Group SA	5,191,235	0.9
1,416,335		Kingfisher PLC	7,407,210	1.2
208,360	@	Noble Corp. PLC	4,629,759	0.8
722,663		Serco Group PLC	3,351,769	0.6
1,051,247		Tesco PLC	3,140,330	0.5
1,105,225		Vodafone Group PLC	3,641,942	0.6
			73,844,396	12.4

		United States: 31.2%
174,580		American International Group, Inc.	9,430,812	1.6
80,890		Amgen, Inc.	11,361,809	1.9
45,750		Baker Hughes, Inc.	2,976,495	0.5
108,311		Best Buy Co., Inc.	3,638,166	0.6
28,050		Chevron Corp.	3,346,926	0.6
268,800		Cisco Systems, Inc.	6,765,696	1.1
236,140		Citigroup, Inc.	12,236,775	2.0
216,460		Comcast Corp. – Class A	11,641,219	1.9
79,185		CVS Caremark Corp.	6,302,334	1.1
10,490		FedEx Corp.	1,693,610	0.3
294,440		Hewlett-Packard Co.	10,443,787	1.7
120,000		JPMorgan Chase & Co.	7,228,800	1.2
144,030		Medtronic, Inc.	8,922,659	1.5
155,230		Merck & Co., Inc.	9,202,034	1.5
356,620		Microsoft Corp.	16,532,903	2.8
255,230		Morgan Stanley	8,823,301	1.5
195,600	@	Navistar International Corp.	6,437,196	1.1
94,190		News Corp - Class A	1,540,007	0.3
65,900		Oracle Corp.	2,522,652	0.4
69,453	L	Paragon Offshore PLC	427,136	0.1
369,580		Pfizer, Inc.	10,928,481	1.8
139,870		SunTrust Bank	5,319,256	0.9
62,540		Target Corp.	3,920,007	0.7
194,240		Twenty-First Century Fox, Inc. - Class A	6,660,490	1.1
60,870		United Parcel Service, Inc. - Class B	5,982,912	1.0
53,290		Verizon Communications, Inc. - VZC	2,667,756	0.4
36,900		Viacom - Class B	2,839,086	0.5
75,230		Walt Disney Co.	6,697,727	1.1
			186,490,032	31.2

	Total Common Stock
	(Cost $499,413,744)		590,981,638	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Securities Lending Collateralcc(1): 0.7%
1,047,577	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,047,577, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,068,529, due 10/23/14-03/01/48)	1,047,577	0.2
1,047,577	HSBC Securities USA, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,047,577, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $1,068,532, due 10/15/14-07/15/32)	1,047,577	0.1
220,519	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/14, 0.02%, due 10/01/14 (Repurchase Amount $220,519, collateralized by various U.S. Government Securities, 0.750%-2.125%, Market Value plus accrued interest $224,929, due 12/31/15-06/30/18)	220,519	0.0

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
1,047,577	Morgan Stanley, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,047,577, collateralized by various U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,068,529, due 11/05/14-10/01/44)	$1,047,577	0.2
1,047,577	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,047,577, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,068,528, due 10/02/14-10/01/44)	1,047,577	0.2
		4,410,827	0.7

	Total Short-Term Investments
	(Cost $4,410,827)	4,410,827	0.7

	Total Investments in Securities (Cost $503,824,571)	$595,392,465	99.6
	Assets in Excess of Other Liabilities	2,421,140	0.4
	Net Assets	$597,813,605	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $503,885,235.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$136,570,712
Gross Unrealized Depreciation	(45,063,482)

Net Unrealized Appreciation	$91,507,230

Sector Diversification	Percentage of Net Assets
Financials	21.7%
Health Care	17.5
Energy	13.2
Consumer Discretionary	11.2
Information Technology	11.0
Industrials	9.3
Telecommunication Services	6.9
Materials	5.5
Consumer Staples	2.6
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$2,889,285	$–	$–	$2,889,285
Canada	7,924,524	–	–	7,924,524
China	1,535,750	11,240,418	–	12,776,168
Denmark	–	3,453,221	–	3,453,221
France	–	61,250,746	–	61,250,746
Germany	–	40,241,841	–	40,241,841
India	2,972,612	–	–	2,972,612
Ireland	5,597,937	–	–	5,597,937
Israel	11,349,689	–	–	11,349,689
Italy	–	17,007,359	–	17,007,359
Japan	–	16,107,309	–	16,107,309
Netherlands	–	27,979,206	–	27,979,206
Portugal	–	7,241,092	–	7,241,092
Russia	5,412,613	10,646,939	–	16,059,552
Singapore	4,161,437	12,065,404	–	16,226,841
South Korea	–	27,788,532	–	27,788,532
Spain	–	7,444,407	–	7,444,407
Sweden	–	8,878,007	–	8,878,007
Switzerland	–	29,289,354	–	29,289,354
Thailand	–	1,737,826	–	1,737,826
Turkey	6,431,702	–	–	6,431,702
United Kingdom	7,981,528	65,862,868	–	73,844,396
United States	183,822,276	2,667,756	–	186,490,032
Total Common Stock	240,079,353	350,902,285	–	590,981,638
Short-Term Investments	–	4,410,827	–	4,410,827
Total Investments, at fair value	$240,079,353	$355,313,112	$–	$595,392,465

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 26, 2014